UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-7023

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments
As of March 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (60.0%)[1]
Consumer Discretionary (7.2%)
	McDonald's Corp.	637,338	62,523
	Home Depot Inc.	960,002	48,298
	Walt Disney Co.	1,062,965	46,537
*	Amazon.com Inc.	226,582	45,885
	Comcast Corp. Class A	1,479,490	44,400
	Ford Motor Co.	2,205,880	27,551
	Starbucks Corp.	464,148	25,941
	News Corp. Class A	1,314,258	25,878
	Lowe's Cos. Inc.	784,961	24,632
	NIKE Inc. Class B	221,085	23,974
	Time Warner Inc.	623,339	23,531
	Target Corp.	397,387	23,156
*	priceline.com Inc.	31,012	22,251
*	DIRECTV Class A	439,536	21,687
	Yum! Brands Inc.	286,811	20,415
	TJX Cos. Inc.	469,928	18,661
	Time Warner Cable Inc.	198,629	16,188
	Viacom Inc. Class B	312,092	14,812
	Coach Inc.	181,909	14,058
	Johnson Controls Inc.	424,081	13,774
	Las Vegas Sands Corp.	228,378	13,148
	CBS Corp. Class B	380,850	12,915
*	General Motors Co.	487,579	12,506
	Macy's Inc.	262,794	10,441
*	Bed Bath & Beyond Inc.	152,506	10,030
	Carnival Corp.	277,926	8,916
	McGraw-Hill Cos. Inc.	182,603	8,851
	Omnicom Group Inc.	172,216	8,723
	Ross Stores Inc.	144,100	8,372
*	Chipotle Mexican Grill Inc. Class A	19,489	8,146
	VF Corp.	54,970	8,025
	Limited Brands Inc.	157,902	7,579
	Kohl's Corp.	149,844	7,497
*	O'Reilly Automotive Inc.	79,878	7,297
	Harley-Davidson Inc.	145,802	7,156
	Mattel Inc.	211,390	7,115
	Staples Inc.	437,072	7,072
*	Dollar Tree Inc.	74,142	7,006
	Starwood Hotels & Resorts Worldwide Inc.	121,662	6,863
*	Liberty Interactive Corp. Class A	352,974	6,738
	Comcast Corp.	228,274	6,736
	Ralph Lauren Corp. Class A	38,300	6,677
	Wynn Resorts Ltd.	50,612	6,320
	Marriott International Inc. Class A	166,922	6,318
	Genuine Parts Co.	97,168	6,097
	Liberty Media Corp. - Liberty Capital Class A	67,798	5,976
	Nordstrom Inc.	105,661	5,887
*	BorgWarner Inc.	68,437	5,772
*	AutoZone Inc.	14,940	5,555

* Sirius XM Radio Inc.	2,336,554	5,397
* Dollar General Corp.	113,564	5,247
Tiffany & Co.	75,409	5,213
Gap Inc.	197,798	5,170
* CarMax Inc.	141,317	4,897
* Lululemon Athletica Inc.	62,701	4,683
Best Buy Co. Inc.	191,991	4,546
Wyndham Worldwide Corp.	96,067	4,468
* Discovery Communications Inc. Class A	88,094	4,458
Virgin Media Inc.	178,268	4,453
* Fossil Inc.	33,270	4,391
* Liberty Global Inc. Class A	86,435	4,329
DISH Network Corp. Class A	129,628	4,269
Darden Restaurants Inc.	82,849	4,239
Advance Auto Parts Inc.	45,382	4,020
Tractor Supply Co.	44,358	4,017
PetSmart Inc.	69,670	3,987
Family Dollar Stores Inc.	62,309	3,943
* Netflix Inc.	32,866	3,781
Autoliv Inc.	55,874	3,746
Whirlpool Corp.	47,793	3,673
JC Penney Co. Inc.	99,903	3,540
* Liberty Global Inc.	72,966	3,494
* Tempur-Pedic International Inc.	41,363	3,492
Garmin Ltd.	72,819	3,419
* Discovery Communications Inc.	72,785	3,412
PVH Corp.	38,051	3,399
Interpublic Group of Cos. Inc.	287,959	3,286
Newell Rubbermaid Inc.	180,647	3,217
H&R Block Inc.	191,118	3,148
International Game Technology	186,137	3,125
* TRW Automotive Holdings Corp.	65,495	3,042
Lear Corp.	64,332	2,991
Foot Locker Inc.	95,284	2,959
Polaris Industries Inc.	40,835	2,946
* MGM Resorts International	213,169	2,903
* Panera Bread Co. Class A	17,986	2,894
Dick's Sporting Goods Inc.	59,931	2,882
Ulta Salon Cosmetics & Fragrance Inc.	30,768	2,858
* Apollo Group Inc. Class A	73,130	2,826
* LKQ Corp.	87,196	2,718
Abercrombie & Fitch Co.	54,525	2,705
DR Horton Inc.	177,919	2,699
Scripps Networks Interactive Inc. Class A	55,189	2,687
Hasbro Inc.	72,582	2,665
Royal Caribbean Cruises Ltd.	88,469	2,604
Signet Jewelers Ltd.	54,445	2,574
* Mohawk Industries Inc.	36,380	2,420
Gannett Co. Inc.	148,478	2,276
* Urban Outfitters Inc.	77,765	2,264
Tupperware Brands Corp.	35,641	2,263
* Toll Brothers Inc.	94,177	2,259
* Under Armour Inc. Class A	23,823	2,239
* TripAdvisor Inc.	61,861	2,207
Gentex Corp.	89,981	2,205
Williams-Sonoma Inc.	58,065	2,176
* Sally Beauty Holdings Inc.	86,832	2,153

*	NVR Inc.	2,937	2,133
	Lennar Corp. Class A	77,573	2,108
	Harman International Industries Inc.	44,022	2,061
	Expedia Inc.	61,161	2,045
	Leggett & Platt Inc.	87,566	2,015
	GameStop Corp. Class A	87,304	1,907
*	PulteGroup Inc.	215,423	1,907
	Cablevision Systems Corp. Class A	128,296	1,883
	Jarden Corp.	46,720	1,880
	American Eagle Outfitters Inc.	108,357	1,863
*	Ascena Retail Group Inc.	41,115	1,822
*	Carter's Inc.	36,421	1,813
*	Penn National Gaming Inc.	41,746	1,794
*	Hanesbrands Inc.	60,522	1,788
*	Sears Holdings Corp.	26,783	1,774
*	Big Lots Inc.	41,154	1,770
*	Charter Communications Inc. Class A	27,287	1,731
*	Goodyear Tire & Rubber Co.	152,402	1,710
	Sotheby's	42,275	1,663
	Service Corp. International	147,111	1,656
*	Visteon Corp.	30,659	1,625
	Chico's FAS Inc.	106,768	1,612
*	Warnaco Group Inc.	26,680	1,558
*	Deckers Outdoor Corp.	24,152	1,523
	GNC Holdings Inc. Class A	43,276	1,510
*	AMC Networks Inc. Class A	32,964	1,471
	Dunkin' Brands Group Inc.	48,679	1,466
	Rent-A-Center Inc.	38,153	1,440
	Dana Holding Corp.	91,370	1,416
	Brinker International Inc.	51,230	1,411
*	Tenneco Inc.	37,531	1,394
	John Wiley & Sons Inc. Class A	29,042	1,382
	Brunswick Corp.	52,789	1,359
^	Weight Watchers International Inc.	17,196	1,327
	Dillard's Inc. Class A	20,913	1,318
	DeVry Inc.	38,135	1,292
	Six Flags Entertainment Corp.	27,522	1,287
*	Bally Technologies Inc.	27,450	1,283
	Guess? Inc.	40,849	1,277
*	Lamar Advertising Co. Class A	39,207	1,271
	Cinemark Holdings Inc.	57,207	1,256
*	Life Time Fitness Inc.	24,020	1,215
*,^ Tesla Motors Inc.		32,366	1,205
*	Madison Square Garden Co. Class A	35,158	1,202
	Aaron's Inc.	46,233	1,197
*	Hyatt Hotels Corp. Class A	27,986	1,196
*	Pier 1 Imports Inc.	65,602	1,193
*	Crocs Inc.	56,609	1,184
*	Express Inc.	47,347	1,183
	Men's Wearhouse Inc.	30,149	1,169
*	Coinstar Inc.	18,288	1,162
	Washington Post Co. Class B	3,089	1,154
	Wolverine World Wide Inc.	30,316	1,127
	Pool Corp.	29,907	1,119
	Domino's Pizza Inc.	30,490	1,107
*	Aeropostale Inc.	50,534	1,093
*	Genesco Inc.	15,023	1,076

* Cabela's Inc.	28,188	1,075
* Steven Madden Ltd.	24,283	1,038
* Buffalo Wild Wings Inc.	11,421	1,036
DSW Inc. Class A	18,866	1,033
* Select Comfort Corp.	31,776	1,029
Morningstar Inc.	15,845	999
HSN Inc.	25,813	982
Wendy's Co.	195,487	979
* Cheesecake Factory Inc.	33,288	978
Vail Resorts Inc.	22,351	967
* ANN Inc.	33,018	946
* Hibbett Sports Inc.	17,037	929
* AutoNation Inc.	26,994	926
Hillenbrand Inc.	39,470	906
* JOS A Bank Clothiers Inc.	17,564	885
* Live Nation Entertainment Inc.	94,059	884
Thor Industries Inc.	27,592	871
Buckle Inc.	17,783	852
* WMS Industries Inc.	35,242	836
* ITT Educational Services Inc.	12,541	829
Group 1 Automotive Inc.	14,636	822
* Children's Place Retail Stores Inc.	15,897	821
* Saks Inc.	70,238	815
* Iconix Brand Group Inc.	46,609	810
Cracker Barrel Old Country Store Inc.	14,453	806
* DreamWorks Animation SKG Inc. Class A	43,308	799
* Liz Claiborne Inc.	59,477	795
* BJ's Restaurants Inc.	15,575	784
* Collective Brands Inc.	39,036	767
Monro Muffler Brake Inc.	18,160	753
Meredith Corp.	22,948	745
Regal Entertainment Group Class A	54,376	740
* Gaylord Entertainment Co.	23,792	733
Jones Group Inc.	58,211	731
Bob Evans Farms Inc.	19,145	722
* Vitamin Shoppe Inc.	16,300	721
Texas Roadhouse Inc. Class A	43,024	716
Penske Automotive Group Inc.	28,641	705
Strayer Education Inc.	7,443	702
* Shuffle Master Inc.	39,861	702
Finish Line Inc. Class A	32,991	700
* Orient-Express Hotels Ltd. Class A	68,103	695
Sturm Ruger & Co. Inc.	13,987	687
* Jack in the Box Inc.	28,540	684
Choice Hotels International Inc.	18,313	684
* Valassis Communications Inc.	29,513	679
Arbitron Inc.	18,072	668
Regis Corp.	35,739	659
News Corp. Class B	31,585	631
* Office Depot Inc.	180,259	622
Matthews International Corp. Class A	19,545	618
* Lions Gate Entertainment Corp.	42,565	593
* Shutterfly Inc.	18,613	583
MDC Holdings Inc.	22,485	580
* Helen of Troy Ltd.	16,153	549
Scholastic Corp.	15,566	549
* La-Z-Boy Inc.	36,391	544

Cooper Tire & Rubber Co.	35,368	538
PF Chang's China Bistro Inc.	13,574	536
* Papa John's International Inc.	14,152	533
* Scientific Games Corp. Class A	45,424	530
CEC Entertainment Inc.	13,816	524
* Charming Shoppes Inc.	88,605	523
Ryland Group Inc.	26,351	508
* Peet's Coffee & Tea Inc.	6,835	504
* New York Times Co. Class A	74,106	503
Ethan Allen Interiors Inc.	19,828	502
* DineEquity Inc.	10,071	500
International Speedway Corp. Class A	17,499	486
Interval Leisure Group Inc.	27,698	482
National CineMedia Inc.	31,301	479
PEP Boys-Manny Moe & Jack	31,098	464
* Marriott Vacations Worldwide Corp.	16,011	456
* Zumiez Inc.	12,229	442
* Pinnacle Entertainment Inc.	38,258	440
Lennar Corp. Class B	19,234	430
* Knology Inc.	23,265	423
Cato Corp. Class A	15,285	422
* American Public Education Inc.	11,102	422
* Meritage Homes Corp.	15,556	421
* Grand Canyon Education Inc.	23,110	410
Sonic Automotive Inc. Class A	22,533	404
* American Axle & Manufacturing Holdings Inc.	34,420	403
Oxford Industries Inc.	7,925	403
Belo Corp. Class A	55,552	398
* K12 Inc.	16,759	396
RadioShack Corp.	63,619	396
* Asbury Automotive Group Inc.	14,389	389
KB Home	42,628	379
Superior Industries International Inc.	19,396	379
* True Religion Apparel Inc.	13,793	378
* Ruby Tuesday Inc.	41,070	375
Churchill Downs Inc.	6,656	372
American Greetings Corp. Class A	24,246	372
Fred's Inc. Class A	25,247	369
* Quiksilver Inc.	91,071	368
Stage Stores Inc.	22,528	366
Sinclair Broadcast Group Inc. Class A	33,079	366
* Career Education Corp.	45,017	363
Stewart Enterprises Inc. Class A	59,415	361
* Standard Pacific Corp.	80,666	360
HOT Topic Inc.	35,183	357
* Biglari Holdings Inc.	884	356
* Dorman Products Inc.	6,980	353
* Steiner Leisure Ltd.	7,084	346
* Skechers U.S.A. Inc. Class A	27,037	344
* iRobot Corp.	12,522	341
* Sonic Corp.	44,150	339
* Drew Industries Inc.	12,122	331
Ameristar Casinos Inc.	17,759	331
Columbia Sportswear Co.	6,876	326
* Ascent Capital Group Inc. Class A	6,741	319
* Capella Education Co.	8,854	318
* Arctic Cat Inc.	7,317	313

* Education Management Corp.	22,806	312
* Red Robin Gourmet Burgers Inc.	8,221	306
* Krispy Kreme Doughnuts Inc.	41,334	302
* Amerigon Inc.	18,646	302
Lithia Motors Inc. Class A	11,504	301
* Vera Bradley Inc.	9,876	298
* Maidenform Brands Inc.	13,116	295
* Conn's Inc.	19,213	295
Movado Group Inc.	11,879	292
* Blue Nile Inc.	8,836	291
Jakks Pacific Inc.	16,143	282
* OfficeMax Inc.	49,074	281
* Lumber Liquidators Holdings Inc.	11,125	279
* America's Car-Mart Inc.	6,119	269
Callaway Golf Co.	39,574	268
* Barnes & Noble Inc.	20,147	267
* Wet Seal Inc. Class A	77,208	266
Blyth Inc.	3,454	258
* Bridgepoint Education Inc.	10,281	254
* Smith & Wesson Holding Corp.	31,693	246
* Boyd Gaming Corp.	30,530	239
* G-III Apparel Group Ltd.	8,191	233
* Federal-Mogul Corp.	13,443	231
Brown Shoe Co. Inc.	24,445	226
Standard Motor Products Inc.	12,653	224
* Rue21 Inc.	7,544	221
* Universal Electronics Inc.	10,955	219
* Modine Manufacturing Co.	24,743	218
* Rentrak Corp.	9,150	208
Harte-Hanks Inc.	22,321	202
* Systemax Inc.	11,829	199
* Fuel Systems Solutions Inc.	7,571	198
Marcus Corp.	15,559	195
Universal Technical Institute Inc.	14,744	194
Destination Maternity Corp.	10,343	192
* Leapfrog Enterprises Inc.	22,692	190
* Bravo Brio Restaurant Group Inc.	9,503	190
* Corinthian Colleges Inc.	45,219	187
Nutrisystem Inc.	16,447	185
* Cavco Industries Inc.	3,962	185
* West Marine Inc.	15,389	184
* Denny's Corp.	45,438	184
* Caribou Coffee Co. Inc.	9,790	183
* Carrols Restaurant Group Inc.	11,626	177
* AFC Enterprises Inc.	10,237	174
* Exide Technologies	52,997	166
* Shoe Carnival Inc.	5,141	166
* Cost Plus Inc.	8,936	160
* Winnebago Industries Inc.	16,278	160
* Digital Generation Inc.	15,261	156
* hhgregg Inc.	13,377	152
Speedway Motorsports Inc.	8,106	151
* Zagg Inc.	14,113	150
* Perry Ellis International Inc.	8,020	150
Core-Mark Holding Co. Inc.	3,606	148
* Stein Mart Inc.	21,111	139
* Saga Communications Inc. Class A	3,886	139

*	Midas Inc.	12,032	138
*	Stoneridge Inc.	13,917	138
	PetMed Express Inc.	11,101	137
	Clear Channel Outdoor Holdings Inc. Class A	17,098	136
*	Kirkland's Inc.	8,332	135
	World Wrestling Entertainment Inc. Class A	14,953	133
*	Journal Communications Inc. Class A	23,342	131
*	Libbey Inc.	10,086	131
	Collectors Universe	7,436	128
*	EW Scripps Co. Class A	12,958	128
*,^ Hovnanian Enterprises Inc. Class A		51,485	126
	Weyco Group Inc.	5,270	125
*	Citi Trends Inc.	10,813	124
*	Multimedia Games Holding Co. Inc.	11,166	122
*	Entercom Communications Corp. Class A	18,832	122
	Bebe Stores Inc.	13,194	122
*	VOXX International Corp. Class A	8,832	120
	Haverty Furniture Cos. Inc.	10,595	118
*	McClatchy Co. Class A	40,609	117
*	Unifi Inc.	11,691	113
	Big 5 Sporting Goods Corp.	14,278	112
*	Body Central Corp.	3,839	111
	Mac-Gray Corp.	7,085	107
*	Isle of Capri Casinos Inc.	15,073	106
*	Fisher Communications Inc.	3,430	105
*	Steinway Musical Instruments Inc.	4,102	103
*	Cumulus Media Inc. Class A	29,079	102
	Carriage Services Inc. Class A	13,362	101
*	Talbots Inc.	33,236	101
	Benihana Inc. Class A	7,509	98
*	Beazer Homes USA Inc.	30,096	98
	Spartan Motors Inc.	18,288	97
*	O'Charleys Inc.	9,739	96
*	Pacific Sunwear of California Inc.	53,748	95
	Cherokee Inc.	8,203	93
*	Casual Male Retail Group Inc.	27,724	93
*	Great Wolf Resorts Inc.	16,003	92
	Lincoln Educational Services Corp.	11,331	90
*	Premier Exhibitions Inc.	24,380	86
*	Kenneth Cole Productions Inc. Class A	5,235	84
*	Nexstar Broadcasting Group Inc. Class A	9,980	83
*	M/I Homes Inc.	6,703	83
*	K-Swiss Inc. Class A	19,429	80
*	Daily Journal Corp.	1,028	79
*	1-800-Flowers.com Inc. Class A	25,383	77
*	Famous Dave's Of America Inc.	6,450	75
*	MTR Gaming Group Inc.	15,037	74
*	Geeknet Inc.	4,913	71
*	Orbitz Worldwide Inc.	22,726	69
	Bassett Furniture Industries Inc.	7,483	69
*	MarineMax Inc.	8,361	69
	Lifetime Brands Inc.	6,025	68
*	Luby's Inc.	11,142	68
*	Town Sports International Holdings Inc.	5,265	67
*	Tuesday Morning Corp.	17,194	66
*	Cambium Learning Group Inc.	24,731	66
*	Ruth's Hospitality Group Inc.	8,550	65

Ambassadors Group Inc.	12,025	64
* Furniture Brands International Inc.	36,291	61
* Monarch Casino & Resort Inc.	5,883	61
* School Specialty Inc.	16,918	60
* Bluegreen Corp.	13,766	59
* Zale Corp.	19,148	59
CSS Industries Inc.	3,040	59
* Gaiam Inc. Class A	14,492	58
* Morgans Hotel Group Co.	11,572	57
* Reading International Inc. Class A	11,662	54
* Coldwater Creek Inc.	46,814	54
Christopher & Banks Corp.	28,609	53
* Stanley Furniture Co. Inc.	10,564	51
* Overstock.com Inc.	9,488	50
AH Belo Corp. Class A	9,735	48
* Carmike Cinemas Inc.	3,341	47
* Culp Inc.	4,239	47
* New York & Co. Inc.	12,466	47
* TravelCenters of America LLC	7,329	46
Flexsteel Industries Inc.	2,531	46
Marine Products Corp.	7,638	45
* LIN TV Corp. Class A	11,065	45
* Rocky Brands Inc.	3,080	42
* Learning Tree International Inc.	6,906	41
Entravision Communications Corp. Class A	24,110	41
* Valuevision Media Inc. Class A	19,694	41
Strattec Security Corp.	1,725	40
* Delta Apparel Inc.	2,400	39
* Harris Interactive Inc.	29,374	39
Hooker Furniture Corp.	2,819	38
* Media General Inc. Class A	7,422	38
* Nautilus Inc.	13,242	37
* Gray Television Inc.	19,179	36
* Vitacost.com Inc.	4,490	36
* Lee Enterprises Inc.	28,123	36
* dELiA*s Inc.	25,321	35
* Sealy Corp.	16,779	34
National American University Holdings Inc.	5,355	34
Skyline Corp.	4,088	31
* LodgeNet Interactive Corp.	8,712	31
Superior Uniform Group Inc.	2,596	30
* Cosi Inc.	28,038	30
Martha Stewart Living Omnimedia Class A	7,853	30
* Cache Inc.	4,206	29
* Kid Brands Inc.	10,612	29
* Navarre Corp.	15,747	28
* American Apparel Inc.	34,772	28
Books-A-Million Inc.	8,698	28
* Build-A-Bear Workshop Inc.	5,246	28
Bon-Ton Stores Inc.	2,944	27
* Motorcar Parts of America Inc.	2,786	27
* Orchard Supply Hardware Stores Corp. Class A	1,263	26
* Jamba Inc.	12,383	26
Outdoor Channel Holdings Inc.	3,494	26
* Archipelago Learning Inc.	2,286	25
* Black Diamond Inc.	2,714	25
* Century Casinos Inc.	8,747	25

*	Heelys Inc.	11,278	25
	Frisch's Restaurants Inc.	877	24
	Koss Corp.	4,241	23
*	UQM Technologies Inc.	14,188	21
*	Emerson Radio Corp.	10,262	21
	Shiloh Industries Inc.	2,072	20
*	Johnson Outdoors Inc. Class A	984	19
	Salem Communications Corp. Class A	3,960	19
*	Radio One Inc.	18,020	17
	Dover Downs Gaming & Entertainment Inc.	6,783	17
*	Red Lion Hotels Corp.	2,033	17
*	Gordmans Stores Inc.	729	16
*	Radio One Inc. Class A	15,550	16
*	Trans World Entertainment Corp.	7,150	15
*	Lakes Entertainment Inc.	8,285	15
*	Rick's Cabaret International Inc.	1,511	14
*	SuperMedia Inc.	5,531	13
	Escalade Inc.	2,187	13
*	ReachLocal Inc.	1,656	12
*	US Auto Parts Network Inc.	3,160	11
*	Tower International Inc.	935	11
*	Empire Resorts Inc.	4,551	10
*	Dover Motorsports Inc.	6,600	10
*	Dex One Corp.	6,700	10
	Winmark Corp.	163	9
*	Hollywood Media Corp.	7,234	8
*	Duckwall-ALCO Stores Inc.	785	7
	Einstein Noah Restaurant Group Inc.	348	5
*	Joe's Jeans Inc.	4,000	5
*	Dial Global Inc.	1,896	4
*	Dixie Group Inc.	1,011	4
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		3,834	3
*	Sport Chalet Inc. Class A	1,442	2
*	Canterbury Park Holding Corp.	100	1
*	SPAR Group Inc.	300	—
*	Entertainment Gaming Asia Inc.	300	—
			1,162,512
Consumer Staples (5.6%)
	Procter & Gamble Co.	1,713,173	115,142
	Philip Morris International Inc.	1,081,580	95,839
	Coca-Cola Co.	1,272,823	94,202
	Wal-Mart Stores Inc.	1,180,610	72,253
	PepsiCo Inc.	973,667	64,603
	Kraft Foods Inc.	1,045,458	39,738
	Altria Group Inc.	1,280,801	39,538
	CVS Caremark Corp.	810,392	36,306
	Colgate-Palmolive Co.	301,462	29,477
	Costco Wholesale Corp.	269,986	24,515
	Walgreen Co.	546,776	18,312
	Kimberly-Clark Corp.	245,503	18,140
	General Mills Inc.	400,975	15,818
	Archer-Daniels-Midland Co.	416,515	13,187
	Sysco Corp.	367,773	10,982
	Lorillard Inc.	84,120	10,892
	HJ Heinz Co.	199,659	10,692
	Mead Johnson Nutrition Co.	126,708	10,451
	Reynolds American Inc.	218,122	9,039

Estee Lauder Cos. Inc. Class A	145,486	9,011
Kroger Co.	353,988	8,577
Kellogg Co.	156,533	8,395
Whole Foods Market Inc.	94,962	7,901
Sara Lee Corp.	349,364	7,522
ConAgra Foods Inc.	258,045	6,776
Hershey Co.	102,872	6,309
Bunge Ltd.	90,977	6,226
* Monster Beverage Corp.	92,950	5,771
JM Smucker Co.	70,864	5,765
Clorox Co.	82,194	5,651
Coca-Cola Enterprises Inc.	196,678	5,625
Dr Pepper Snapple Group Inc.	133,909	5,384
Avon Products Inc.	268,537	5,199
Beam Inc.	87,282	5,112
Herbalife Ltd.	73,117	5,032
Molson Coors Brewing Co. Class B	98,575	4,461
Church & Dwight Co. Inc.	89,237	4,390
Brown-Forman Corp. Class B	51,948	4,332
Safeway Inc.	211,919	4,283
McCormick & Co. Inc.	75,077	4,086
Campbell Soup Co.	120,020	4,063
* Green Mountain Coffee Roasters Inc.	81,772	3,830
Tyson Foods Inc. Class A	187,903	3,598
* Energizer Holdings Inc.	42,418	3,147
Corn Products International Inc.	47,501	2,738
Hormel Foods Corp.	91,191	2,692
* Constellation Brands Inc. Class A	111,918	2,640
* Ralcorp Holdings Inc.	34,452	2,553
Nu Skin Enterprises Inc. Class A	34,947	2,024
* Smithfield Foods Inc.	91,567	2,017
Flowers Foods Inc.	72,620	1,479
* Dean Foods Co.	115,238	1,396
* United Natural Foods Inc.	29,071	1,356
* TreeHouse Foods Inc.	22,456	1,336
Casey's General Stores Inc.	23,951	1,328
* Darling International Inc.	72,807	1,268
Ruddick Corp.	27,983	1,122
* Hain Celestial Group Inc.	21,974	963
* Fresh Market Inc.	18,140	870
PriceSmart Inc.	11,248	819
Lancaster Colony Corp.	11,852	788
SUPERVALU Inc.	133,303	761
* Rite Aid Corp.	422,444	735
Sanderson Farms Inc.	13,156	698
B&G Foods Inc. Class A	30,459	686
Universal Corp.	14,443	673
Fresh Del Monte Produce Inc.	27,562	630
* Boston Beer Co. Inc. Class A	5,769	616
Snyders-Lance Inc.	23,435	606
Andersons Inc.	11,689	569
* Post Holdings Inc.	16,976	559
* Elizabeth Arden Inc.	15,771	552
J&J Snack Foods Corp.	10,156	533
Vector Group Ltd.	29,343	520
* Prestige Brands Holdings Inc.	25,867	452
* Spectrum Brands Holdings Inc.	12,561	439

	WD-40 Co.	8,317	377
	Cal-Maine Foods Inc.	9,672	370
	Diamond Foods Inc.	14,078	321
*	Central Garden and Pet Co. Class A	30,163	290
	Tootsie Roll Industries Inc.	12,400	284
*	Chiquita Brands International Inc.	30,776	271
	Weis Markets Inc.	5,826	254
*	Smart Balance Inc.	37,697	249
	Nash Finch Co.	8,652	246
*	Central European Distribution Corp.	46,377	237
	Spartan Stores Inc.	12,789	232
*	Alliance One International Inc.	60,677	229
*	USANA Health Sciences Inc.	5,649	211
*	Pilgrim's Pride Corp.	27,234	203
*	Medifast Inc.	11,181	195
*	Revlon Inc. Class A	11,180	193
*	Dole Food Co. Inc.	17,249	172
*	Pantry Inc.	11,708	152
*	National Beverage Corp.	9,274	149
*	Nutraceutical International Corp.	10,199	149
*,^ Star Scientific Inc.		43,516	143
*	Central Garden and Pet Co.	15,138	142
	Calavo Growers Inc.	5,312	142
	Coca-Cola Bottling Co. Consolidated	2,239	140
	Inter Parfums Inc.	8,244	129
	Ingles Markets Inc. Class A	7,209	127
*	Susser Holdings Corp.	4,733	121
	Village Super Market Inc. Class A	3,510	111
*	Omega Protein Corp.	11,680	89
	Oil-Dri Corp. of America	3,637	77
*	Lifeway Foods Inc.	8,078	75
	Griffin Land & Nurseries Inc.	2,716	72
	MGP Ingredients Inc.	13,280	71
*	John B Sanfilippo & Son Inc.	5,657	71
	Alico Inc.	2,961	68
	Limoneira Co.	3,951	67
*	Parlux Fragrances Inc.	10,616	60
*	Seneca Foods Corp. Class A	1,893	50
*	Nature's Sunshine Products Inc.	2,788	45
*	Schiff Nutrition International Inc.	3,446	42
*	Farmer Bros Co.	3,475	38
	Orchids Paper Products Co.	1,953	35
	Female Health Co.	6,230	34
	Imperial Sugar Co.	7,036	33
*	Craft Brew Alliance Inc.	2,154	17
*	Primo Water Corp.	6,736	13
*	Overhill Farms Inc.	1,767	8
*	Physicians Formula Holdings Inc.	2,471	7
*	Inventure Foods Inc.	1,121	6
*	Jones Soda Co.	7,330	3
*	Mannatech Inc.	665	2
*	Crystal Rock Holdings Inc.	800	1
			912,813
Energy (6.3%)
	Exxon Mobil Corp.	2,984,552	258,850
	Chevron Corp.	1,240,016	132,979
	ConocoPhillips	785,518	59,707

Schlumberger Ltd.	835,621	58,435
Occidental Petroleum Corp.	505,572	48,146
Anadarko Petroleum Corp.	310,121	24,295
Apache Corp.	239,162	24,021
National Oilwell Varco Inc.	264,045	20,984
Halliburton Co.	573,102	19,021
EOG Resources Inc.	167,488	18,608
Devon Energy Corp.	239,080	17,003
El Paso Corp.	480,653	14,203
Marathon Oil Corp.	438,493	13,900
Spectra Energy Corp.	405,316	12,788
Baker Hughes Inc.	271,640	11,393
Williams Cos. Inc.	367,484	11,322
Hess Corp.	190,387	11,223
Noble Energy Inc.	109,987	10,755
Marathon Petroleum Corp.	221,888	9,621
Chesapeake Energy Corp.	411,129	9,526
Valero Energy Corp.	349,096	8,996
* Cameron International Corp.	152,665	8,065
Pioneer Natural Resources Co.	68,239	7,615
* FMC Technologies Inc.	148,398	7,482
* Weatherford International Ltd.	472,030	7,123
* Southwestern Energy Co.	216,969	6,639
Murphy Oil Corp.	114,563	6,447
* Concho Resources Inc.	61,377	6,265
Noble Corp.	162,745	6,098
Range Resources Corp.	100,485	5,842
Peabody Energy Corp.	168,894	4,891
Consol Energy Inc.	141,425	4,823
* Denbury Resources Inc.	244,126	4,450
EQT Corp.	88,526	4,268
HollyFrontier Corp.	130,537	4,197
Kinder Morgan Management LLC	55,266	4,125
Cabot Oil & Gas Corp.	130,312	4,062
Cimarex Energy Co.	53,603	4,045
* Whiting Petroleum Corp.	73,313	3,981
Core Laboratories NV	29,023	3,819
* Plains Exploration & Production Co.	87,692	3,740
Oceaneering International Inc.	67,554	3,641
Helmerich & Payne Inc.	66,973	3,613
* Cobalt International Energy Inc.	114,638	3,443
QEP Resources Inc.	110,562	3,372
* Nabors Industries Ltd.	179,492	3,139
* Newfield Exploration Co.	83,710	2,903
Diamond Offshore Drilling Inc.	43,320	2,892
SM Energy Co.	40,060	2,835
^ Kinder Morgan Inc.	69,003	2,667
* Rowan Cos. Inc.	78,894	2,598
* Superior Energy Services Inc.	97,244	2,563
Sunoco Inc.	66,839	2,550
* Oil States International Inc.	31,891	2,489
* Continental Resources Inc.	28,084	2,410
* Tesoro Corp.	88,569	2,377
* Dresser-Rand Group Inc.	48,400	2,245
* WPX Energy Inc.	122,760	2,211
Energen Corp.	44,869	2,205
* Ultra Petroleum Corp.	95,173	2,154

* Alpha Natural Resources Inc.	139,212	2,117
* McDermott International Inc.	146,382	1,875
World Fuel Services Corp.	44,414	1,821
* SandRidge Energy Inc.	232,481	1,820
Tidewater Inc.	32,375	1,749
Patterson-UTI Energy Inc.	97,466	1,685
Lufkin Industries Inc.	20,617	1,663
* Atwood Oceanics Inc.	36,600	1,643
* Rosetta Resources Inc.	33,038	1,611
* Kodiak Oil & Gas Corp.	157,860	1,572
* Energy XXI Bermuda Ltd.	42,849	1,547
* CVR Energy Inc.	54,229	1,451
Arch Coal Inc.	131,751	1,411
* Cheniere Energy Inc.	93,807	1,405
Berry Petroleum Co. Class A	29,261	1,379
* Dril-Quip Inc.	20,082	1,306
* Key Energy Services Inc.	84,121	1,300
^ CARBO Ceramics Inc.	12,216	1,288
* SEACOR Holdings Inc.	12,877	1,233
* Helix Energy Solutions Group Inc.	62,981	1,121
* Unit Corp.	25,540	1,092
* Gran Tierra Energy Inc.	172,115	1,083
Bristow Group Inc.	22,516	1,075
* Oasis Petroleum Inc.	31,721	978
* Forest Oil Corp.	71,794	870
* Hornbeck Offshore Services Inc.	20,346	855
* Gulfport Energy Corp.	29,142	849
* Stone Energy Corp.	27,314	781
* Swift Energy Co.	26,813	778
* Bill Barrett Corp.	29,886	777
* Northern Oil and Gas Inc.	35,626	739
* SemGroup Corp. Class A	24,640	718
* Gulfmark Offshore Inc.	15,140	696
* Carrizo Oil & Gas Inc.	24,142	682
* Clean Energy Fuels Corp.	31,654	674
* Enbridge Energy Management LLC	20,994	668
Western Refining Inc.	35,409	666
Targa Resources Corp.	14,461	657
* McMoRan Exploration Co.	60,239	645
* Cloud Peak Energy Inc.	37,478	597
EXCO Resources Inc.	84,524	560
* Petroleum Development Corp.	14,090	523
* Approach Resources Inc.	13,650	504
* Exterran Holdings Inc.	37,915	500
* Newpark Resources Inc.	60,292	494
* ION Geophysical Corp.	75,505	487
^ RPC Inc.	45,313	481
* Contango Oil & Gas Co.	7,923	467
* Parker Drilling Co.	74,735	446
* Goodrich Petroleum Corp.	22,662	431
* Magnum Hunter Resources Corp.	66,870	429
* Tetra Technologies Inc.	45,154	425
* Comstock Resources Inc.	26,812	424
W&T Offshore Inc.	19,920	420
* Hercules Offshore Inc.	82,147	389
* Rentech Inc.	175,857	366
Crosstex Energy Inc.	25,588	362

*	BPZ Resources Inc.	83,396	336
*	Patriot Coal Corp.	53,790	336
*	Pioneer Drilling Co.	36,219	319
*	Clayton Williams Energy Inc.	3,911	311
*	OYO Geospace Corp.	2,932	309
*	Heckmann Corp.	70,947	306
*	Energy Partners Ltd.	18,013	299
*	Rex Energy Corp.	27,038	289
	Gulf Island Fabrication Inc.	9,619	282
*	Quicksilver Resources Inc.	55,438	279
*	Vaalco Energy Inc.	29,478	279
*	Lone Pine Resources Inc.	42,524	276
*	GeoResources Inc.	8,392	275
*	Venoco Inc.	24,734	268
*	Basic Energy Services Inc.	15,135	263
*	Resolute Energy Corp.	22,824	260
*,^ ATP Oil & Gas Corp.		32,802	241
*	Cal Dive International Inc.	71,540	236
*	Tesco Corp.	16,637	236
*	Matrix Service Co.	16,360	229
*	Abraxas Petroleum Corp.	72,211	225
*	FX Energy Inc.	40,981	223
^	Overseas Shipholding Group Inc.	17,343	219
*	Endeavour International Corp.	16,819	199
*	Harvest Natural Resources Inc.	28,113	199
*	TransAtlantic Petroleum Ltd.	148,505	193
*	PHI Inc.	8,164	189
*	Petroquest Energy Inc.	30,553	188
*	Solazyme Inc.	11,400	167
*	Uranerz Energy Corp.	63,601	160
*	REX American Resources Corp.	5,161	158
*	Warren Resources Inc.	43,076	140
*	Hyperdynamics Corp.	105,880	137
*	James River Coal Co.	25,858	132
	Penn Virginia Corp.	27,470	125
*	Uranium Energy Corp.	31,595	123
*	Callon Petroleum Co.	18,549	117
*	Vantage Drilling Co.	72,850	117
*	Uranium Resources Inc.	118,877	108
*	Dawson Geophysical Co.	3,085	106
*	Triangle Petroleum Corp.	14,941	103
	Panhandle Oil and Gas Inc. Class A	3,293	97
*	Global Geophysical Services Inc.	9,113	97
*	Natural Gas Services Group Inc.	7,311	97
*	Willbros Group Inc.	28,013	91
*	Houston American Energy Corp.	16,230	85
*	Mitcham Industries Inc.	3,689	83
*	USEC Inc.	75,859	80
*	Syntroleum Corp.	80,510	78
*	ZaZa Energy Corp.	16,443	77
*	Green Plains Renewable Energy Inc.	6,676	72
	Delek US Holdings Inc.	4,469	69
*	CAMAC Energy Inc.	66,121	66
*	Energy Transfer Equity LP	1,637	66
*	Gastar Exploration Ltd.	19,065	57
*	CREDO Petroleum Corp.	5,344	55
*	Amyris Inc.	9,608	50

*	RigNet Inc.	2,560	45
*	Double Eagle Petroleum Co.	7,447	45
*	Crimson Exploration Inc.	10,486	44
*	ENGlobal Corp.	16,952	41
*	Isramco Inc.	447	39
	Adams Resources & Energy Inc.	682	39
	Bolt Technology Corp.	2,414	37
*	Union Drilling Inc.	6,305	35
*	Miller Energy Resources Inc.	8,243	35
	Alon USA Energy Inc.	3,737	34
*	HKN Inc.	14,054	31
*	Gasco Energy Inc.	91,529	24
*	Westmoreland Coal Co.	2,188	24
*,^ GMX Resources Inc.		18,398	23
*	TGC Industries Inc.	2,298	23
*	Verenium Corp.	5,463	23
*	Evolution Petroleum Corp.	1,328	12
*	Oilsands Quest Inc.	188,472	8
*	PostRock Energy Corp.	1,842	6
*	GeoGlobal Resources Inc.	21,100	4
*	PrimeEnergy Corp.	141	4
*	Barnwell Industries Inc.	1,000	3
*	Tri-Valley Corp.	13,900	2
*	Geokinetics Inc.	600	1
			1,021,404
Financials (9.4%)
	JPMorgan Chase & Co.	2,365,964	108,787
	Wells Fargo & Co.	3,119,472	106,499
	Citigroup Inc.	1,820,366	66,534
	Bank of America Corp.	6,311,288	60,399
	US Bancorp	1,188,761	37,660
	American Express Co.	650,807	37,656
	Goldman Sachs Group Inc.	291,232	36,221
*	Berkshire Hathaway Inc. Class B	431,268	34,997
	Simon Property Group Inc.	183,002	26,660
	MetLife Inc.	658,621	24,599
	PNC Financial Services Group Inc.	327,800	21,140
	Prudential Financial Inc.	292,880	18,566
	Bank of New York Mellon Corp.	755,398	18,228
	Morgan Stanley	900,468	17,685
	Capital One Financial Corp.	310,585	17,312
*	American Tower Corporation	244,969	15,438
	ACE Ltd.	209,939	15,368
	Travelers Cos. Inc.	257,281	15,231
	State Street Corp.	306,614	13,951
	BB&T Corp.	434,422	13,637
	Aflac Inc.	290,970	13,382
	BlackRock Inc.	65,078	13,334
	Public Storage	90,571	12,514
	Chubb Corp.	173,065	11,961
	Franklin Resources Inc.	96,260	11,939
	Equity Residential	184,660	11,563
	Discover Financial Services	342,618	11,423
	CME Group Inc.	39,318	11,376
	Marsh & McLennan Cos. Inc.	334,889	10,981
*	Berkshire Hathaway Inc. Class A	89	10,849
	Allstate Corp.	314,502	10,353

* American International Group Inc.	334,834	10,323
T. Rowe Price Group Inc.	157,926	10,313
ProLogis Inc.	285,707	10,291
Ventas Inc.	179,195	10,232
HCP Inc.	253,963	10,021
Charles Schwab Corp.	671,968	9,656
Boston Properties Inc.	91,875	9,646
Annaly Capital Management Inc.	604,980	9,571
Aon Corp.	181,105	8,885
Vornado Realty Trust	103,414	8,707
Progressive Corp.	365,422	8,470
AvalonBay Communities Inc.	59,281	8,379
SunTrust Banks Inc.	334,358	8,081
Ameriprise Financial Inc.	140,801	8,044
Fifth Third Bancorp	572,496	8,044
Loews Corp.	199,252	7,944
Invesco Ltd.	280,812	7,489
Weyerhaeuser Co.	333,970	7,321
Host Hotels & Resorts Inc.	439,630	7,219
Health Care REIT Inc.	130,995	7,199
Northern Trust Corp.	135,160	6,413
* IntercontinentalExchange Inc.	45,382	6,236
M&T Bank Corp.	70,564	6,131
Regions Financial Corp.	879,322	5,795
Principal Financial Group Inc.	190,128	5,611
Hartford Financial Services Group Inc.	263,853	5,562
American Capital Agency Corp.	180,965	5,346
Moody's Corp.	124,558	5,244
KeyCorp	594,052	5,049
Lincoln National Corp.	190,236	5,015
SLM Corp.	317,275	5,000
* CIT Group Inc.	118,965	4,906
NYSE Euronext	163,327	4,901
Kimco Realty Corp.	253,665	4,886
Digital Realty Trust Inc.	65,467	4,843
Macerich Co.	82,361	4,756
Unum Group	182,317	4,463
General Growth Properties Inc.	262,319	4,457
XL Group plc Class A	199,912	4,336
SL Green Realty Corp.	53,859	4,177
Plum Creek Timber Co. Inc.	100,306	4,169
Comerica Inc.	124,234	4,020
Federal Realty Investment Trust	39,763	3,849
New York Community Bancorp Inc.	273,416	3,803
* CBRE Group Inc. Class A	184,344	3,680
UDR Inc.	136,799	3,654
Willis Group Holdings plc	102,955	3,601
* Affiliated Managers Group Inc.	32,083	3,587
Huntington Bancshares Inc.	537,148	3,465
Leucadia National Corp.	130,002	3,393
Rayonier Inc.	76,115	3,356
Cincinnati Financial Corp.	96,088	3,316
Essex Property Trust Inc.	21,384	3,240
Torchmark Corp.	64,917	3,236
Realty Income Corp.	82,880	3,210
Camden Property Trust	48,457	3,186
* Arch Capital Group Ltd.	83,971	3,127

Everest Re Group Ltd.	33,443	3,094
People's United Financial Inc.	225,339	2,983
Alexandria Real Estate Equities Inc.	38,582	2,821
* MSCI Inc. Class A	75,475	2,778
TD Ameritrade Holding Corp.	139,121	2,746
PartnerRe Ltd.	40,229	2,731
Reinsurance Group of America Inc. Class A	45,921	2,731
WR Berkley Corp.	73,750	2,664
Raymond James Financial Inc.	72,455	2,647
Taubman Centers Inc.	36,051	2,630
Alleghany Corp.	7,990	2,630
Axis Capital Holdings Ltd.	77,737	2,579
Liberty Property Trust	72,096	2,575
* Markel Corp.	5,710	2,563
* Genworth Financial Inc. Class A	305,976	2,546
Arthur J Gallagher & Co.	70,935	2,535
Regency Centers Corp.	55,887	2,486
Zions Bancorporation	114,716	2,462
RenaissanceRe Holdings Ltd.	32,338	2,449
Legg Mason Inc.	86,108	2,405
BRE Properties Inc.	46,875	2,370
Fidelity National Financial Inc. Class A	130,706	2,357
Assurant Inc.	58,179	2,356
Duke Realty Corp.	157,347	2,256
Jones Lang LaSalle Inc.	27,044	2,253
Senior Housing Properties Trust	101,991	2,249
Ares Capital Corp.	136,786	2,236
Hudson City Bancorp Inc.	295,491	2,160
East West Bancorp Inc.	92,915	2,145
First Niagara Financial Group Inc.	216,785	2,133
HCC Insurance Holdings Inc.	68,196	2,126
Eaton Vance Corp.	72,962	2,085
White Mountains Insurance Group Ltd.	4,066	2,040
Hospitality Properties Trust	76,952	2,037
DDR Corp.	138,303	2,019
* NASDAQ OMX Group Inc.	77,363	2,004
Cullen/Frost Bankers Inc.	34,431	2,004
Apartment Investment & Management Co.	75,609	1,997
American Campus Communities Inc.	44,016	1,968
Commerce Bancshares Inc.	48,516	1,966
Kilroy Realty Corp.	41,957	1,956
* E*Trade Financial Corp.	177,362	1,942
Piedmont Office Realty Trust Inc. Class A	107,975	1,917
Weingarten Realty Investors	71,866	1,899
SEI Investments Co.	90,517	1,873
* American Capital Ltd.	215,742	1,870
Home Properties Inc.	30,033	1,832
BioMed Realty Trust Inc.	96,331	1,828
Chimera Investment Corp.	639,976	1,811
* Signature Bank	28,722	1,811
Brown & Brown Inc.	76,051	1,808
American Financial Group Inc.	46,762	1,804
Hancock Holding Co.	50,416	1,790
* SVB Financial Group	27,238	1,752
National Retail Properties Inc.	64,333	1,749
* First Republic Bank	52,958	1,744
Douglas Emmett Inc.	75,645	1,725

Waddell & Reed Financial Inc. Class A	53,056	1,720
First Horizon National Corp.	165,582	1,719
Assured Guaranty Ltd.	102,652	1,696
Equity Lifestyle Properties Inc.	24,081	1,679
CBL & Associates Properties Inc.	88,500	1,674
MFA Financial Inc.	222,572	1,663
Hatteras Financial Corp.	59,272	1,654
Old Republic International Corp.	153,993	1,625
Extra Space Storage Inc.	56,183	1,618
ProAssurance Corp.	18,294	1,612
Tanger Factory Outlet Centers	53,882	1,602
CBOE Holdings Inc.	56,174	1,596
Mid-America Apartment Communities Inc.	23,509	1,576
Mack-Cali Realty Corp.	54,349	1,566
City National Corp.	29,750	1,561
Allied World Assurance Co. Holdings AG	22,701	1,559
Protective Life Corp.	52,368	1,551
Jefferies Group Inc.	81,602	1,537
Associated Banc-Corp	108,443	1,514
Post Properties Inc.	32,292	1,513
Highwoods Properties Inc.	45,215	1,507
LaSalle Hotel Properties	52,817	1,486
Valley National Bancorp	111,322	1,442
Bank of Hawaii Corp.	29,125	1,408
Erie Indemnity Co. Class A	18,042	1,406
Delphi Financial Group Inc.	30,788	1,378
Entertainment Properties Trust	29,445	1,366
Omega Healthcare Investors Inc.	64,012	1,361
Two Harbors Investment Corp.	131,789	1,336
Federated Investors Inc. Class B	59,151	1,326
Fulton Financial Corp.	126,010	1,323
* Popular Inc.	643,811	1,320
* Forest City Enterprises Inc. Class A	84,126	1,317
Prosperity Bancshares Inc.	27,757	1,271
Invesco Mortgage Capital Inc.	71,640	1,264
Capitol Federal Financial Inc.	105,062	1,246
Validus Holdings Ltd.	40,044	1,239
Washington REIT	41,644	1,237
Aspen Insurance Holdings Ltd.	43,933	1,227
Starwood Property Trust Inc.	58,304	1,226
* Stifel Financial Corp.	32,183	1,218
* CNO Financial Group Inc.	155,613	1,211
FirstMerit Corp.	68,676	1,158
Hanover Insurance Group Inc.	27,997	1,151
Washington Federal Inc.	68,052	1,145
TCF Financial Corp.	95,985	1,141
Colonial Properties Trust	52,182	1,134
Susquehanna Bancshares Inc.	114,210	1,128
StanCorp Financial Group Inc.	27,412	1,122
RLJ Lodging Trust	59,359	1,106
First American Financial Corp.	65,752	1,093
DiamondRock Hospitality Co.	105,243	1,083
Healthcare Realty Trust Inc.	48,975	1,077
CapitalSource Inc.	161,993	1,069
* Howard Hughes Corp.	16,650	1,063
FNB Corp.	87,939	1,062
Alterra Capital Holdings Ltd.	45,521	1,046

Webster Financial Corp.	46,133	1,046
Corporate Office Properties Trust	44,977	1,044
Janus Capital Group Inc.	117,101	1,043
Iberiabank Corp.	18,864	1,009
Synovus Financial Corp.	490,251	1,005
* Ocwen Financial Corp.	63,282	989
Kemper Corp.	32,335	979
Umpqua Holdings Corp.	71,752	973
Brandywine Realty Trust	84,413	969
CommonWealth REIT	52,022	969
Trustmark Corp.	38,491	962
BOK Financial Corp.	16,942	953
DuPont Fabros Technology Inc.	38,884	951
Endurance Specialty Holdings Ltd.	22,715	924
DCT Industrial Trust Inc.	154,712	913
* Ezcorp Inc. Class A	28,124	913
UMB Financial Corp.	20,355	911
* MBIA Inc.	92,221	904
CYS Investments Inc.	68,014	890
Cash America International Inc.	18,522	888
Apollo Investment Corp.	123,649	887
Glimcher Realty Trust	84,925	868
Sovran Self Storage Inc.	17,342	864
CubeSmart	72,280	860
Platinum Underwriters Holdings Ltd.	23,496	858
Westamerica Bancorporation	17,859	857
RLI Corp.	11,919	854
EastGroup Properties Inc.	16,884	848
Cathay General Bancorp	46,892	830
Prospect Capital Corp.	75,399	828
* St. Joe Co.	43,131	820
Northwest Bancshares Inc.	64,193	815
* Texas Capital Bancshares Inc.	23,510	814
PS Business Parks Inc.	12,368	811
Equity One Inc.	40,027	809
United Bankshares Inc.	28,001	808
Wintrust Financial Corp.	22,417	802
Potlatch Corp.	25,493	799
Lexington Realty Trust	88,525	796
Old National Bancorp	60,122	790
Primerica Inc.	30,469	768
* Altisource Portfolio Solutions SA	12,594	764
Medical Properties Trust Inc.	81,732	758
Montpelier Re Holdings Ltd.	39,089	755
* Knight Capital Group Inc. Class A	58,450	752
Mercury General Corp.	17,191	752
* First Cash Financial Services Inc.	17,443	748
MarketAxess Holdings Inc.	20,032	747
Pebblebrook Hotel Trust	32,323	730
ARMOUR Residential REIT Inc.	107,647	727
International Bancshares Corp.	34,156	722
Greenhill & Co. Inc.	16,550	722
* Sunstone Hotel Investors Inc.	73,905	720
National Health Investors Inc.	14,654	715
National Penn Bancshares Inc.	80,172	710
Capstead Mortgage Corp.	54,000	708
BancorpSouth Inc.	52,159	703

* Strategic Hotels & Resorts Inc.	106,733	702
LTC Properties Inc.	21,797	697
MB Financial Inc.	32,930	691
First Financial Bancorp	39,216	678
CVB Financial Corp.	57,293	673
Community Bank System Inc.	23,129	666
Glacier Bancorp Inc.	44,013	658
* MGIC Investment Corp.	128,131	636
Argo Group International Holdings Ltd.	21,097	630
Redwood Trust Inc.	55,603	623
* First Industrial Realty Trust Inc.	49,512	611
* BBCN Bancorp Inc.	54,916	611
Symetra Financial Corp.	52,837	609
Bank of the Ozarks Inc.	19,310	604
Tower Group Inc.	26,496	594
* Enstar Group Ltd.	5,958	590
Anworth Mortgage Asset Corp.	89,398	588
* World Acceptance Corp.	9,420	577
Selective Insurance Group Inc.	32,187	567
* Credit Acceptance Corp.	5,609	567
Sun Communities Inc.	12,967	562
First Citizens BancShares Inc. Class A	3,017	551
* LPL Investment Holdings Inc.	14,480	549
Fifth Street Finance Corp.	56,082	547
First Financial Bankshares Inc.	15,351	541
* TFS Financial Corp.	56,252	534
Horace Mann Educators Corp.	30,210	532
* DFC Global Corp.	28,047	529
Acadia Realty Trust	23,397	527
Education Realty Trust Inc.	48,648	527
* PHH Corp.	33,882	524
Provident Financial Services Inc.	35,866	521
Amtrust Financial Services Inc.	19,366	521
Franklin Street Properties Corp.	49,038	520
PrivateBancorp Inc. Class A	34,220	519
First Midwest Bancorp Inc.	43,137	517
NBT Bancorp Inc.	23,301	514
Alexander's Inc.	1,287	507
Park National Corp.	7,328	507
Astoria Financial Corp.	51,361	506
Oritani Financial Corp.	34,118	501
Solar Capital Ltd.	22,670	500
Government Properties Income Trust	20,504	494
Cousins Properties Inc.	64,471	489
Hersha Hospitality Trust Class A	87,934	480
* National Financial Partners Corp.	31,627	479
Inland Real Estate Corp.	53,973	479
Nelnet Inc. Class A	18,347	475
Employers Holdings Inc.	26,751	474
BlackRock Kelso Capital Corp.	47,453	466
* Sterling Financial Corp.	22,277	465
American Equity Investment Life Holding Co.	36,316	464
* Investors Bancorp Inc.	30,717	461
Columbia Banking System Inc.	20,253	461
Boston Private Financial Holdings Inc.	46,196	458
PacWest Bancorp	18,642	453
* Western Alliance Bancorp	52,939	448

* Citizens Republic Bancorp Inc.	28,639	447
Infinity Property & Casualty Corp.	8,531	446
Interactive Brokers Group Inc.	25,884	440
BankUnited Inc.	17,489	437
Chesapeake Lodging Trust	24,267	436
* iStar Financial Inc.	59,279	430
Trustco Bank Corp. NY	74,916	428
* Pinnacle Financial Partners Inc.	23,253	427
* Navigators Group Inc.	9,026	426
* Financial Engines Inc.	19,024	425
Harleysville Group Inc.	7,330	423
Oriental Financial Group Inc.	34,884	422
Pennsylvania REIT	27,233	416
WesBanco Inc.	20,476	412
Associated Estates Realty Corp.	24,572	402
CreXus Investment Corp.	38,645	400
PennantPark Investment Corp.	37,973	395
* Greenlight Capital Re Ltd. Class A	16,027	395
American National Insurance Co.	5,432	394
City Holding Co.	11,253	391
American Assets Trust Inc.	16,533	377
Saul Centers Inc.	9,308	376
First Commonwealth Financial Corp.	60,608	371
Chemical Financial Corp.	15,552	365
BGC Partners Inc. Class A	49,311	364
Home Bancshares Inc.	13,660	363
* Forestar Group Inc.	23,392	360
Newcastle Investment Corp.	57,148	359
Ashford Hospitality Trust Inc.	39,825	359
Radian Group Inc.	82,266	358
KBW Inc.	19,235	356
* Piper Jaffray Cos.	13,216	352
* AMERISAFE Inc.	14,125	349
Brookline Bancorp Inc.	37,190	348
Evercore Partners Inc. Class A	11,971	348
Investors Real Estate Trust	44,442	342
Advance America Cash Advance Centers Inc.	32,195	338
S&T Bancorp Inc.	15,525	337
Meadowbrook Insurance Group Inc.	35,761	334
* Investment Technology Group Inc.	27,896	334
Ramco-Gershenson Properties Trust	26,980	330
Cohen & Steers Inc.	10,278	328
Walter Investment Management Corp.	14,423	325
Hercules Technology Growth Capital Inc.	29,334	325
FBL Financial Group Inc. Class A	9,529	321
Getty Realty Corp.	20,563	320
* Citizens Inc.	31,923	315
* Safeguard Scientifics Inc.	18,279	314
Sabra Health Care REIT Inc.	19,115	314
* HFF Inc. Class A	19,057	314
* FelCor Lodging Trust Inc.	86,552	312
NorthStar Realty Finance Corp.	57,466	311
1st Source Corp.	12,642	309
First Potomac Realty Trust	25,556	309
Dime Community Bancshares Inc.	20,955	306
* West Coast Bancorp	16,055	304
Community Trust Bancorp Inc.	9,446	303

* Green Dot Corp. Class A	11,252	298
* Wilshire Bancorp Inc.	61,516	297
Independent Bank Corp.	10,174	292
Universal Health Realty Income Trust	7,357	292
* ICG Group Inc.	32,160	288
ViewPoint Financial Group	18,465	284
Colony Financial Inc.	17,206	282
Safety Insurance Group Inc.	6,722	280
* Virtus Investment Partners Inc.	3,250	279
* Bancorp Inc.	27,569	277
Retail Opportunity Investments Corp.	22,643	273
Main Street Capital Corp.	10,905	269
MCG Capital Corp.	61,636	262
Rockville Financial Inc.	22,386	261
* Beneficial Mutual Bancorp Inc.	29,808	261
Urstadt Biddle Properties Inc. Class A	13,096	259
Campus Crest Communities Inc.	22,000	257
Northfield Bancorp Inc.	18,000	256
Cardinal Financial Corp.	22,505	254
Winthrop Realty Trust	21,907	254
* Ameris Bancorp	19,124	251
* Hilltop Holdings Inc.	29,551	248
Southside Bancshares Inc.	11,197	247
Berkshire Hills Bancorp Inc.	10,721	246
* PICO Holdings Inc.	10,276	241
Trico Bancshares	13,806	240
Renasant Corp.	14,669	239
PennyMac Mortgage Investment Trust	12,694	237
Republic Bancorp Inc. Class A	9,781	234
United Fire Group Inc.	13,023	233
First Financial Corp.	7,306	232
Triangle Capital Corp.	11,691	231
* Virginia Commerce Bancorp Inc.	25,820	227
Simmons First National Corp. Class A	8,764	226
* Hanmi Financial Corp.	22,237	225
Flagstone Reinsurance Holdings SA	28,399	223
Duff & Phelps Corp. Class A	14,271	222
Resource Capital Corp.	41,059	221
Maiden Holdings Ltd.	24,537	221
* United Community Banks Inc.	22,360	218
* Heritage Commerce Corp.	33,158	213
SCBT Financial Corp.	6,500	213
Provident New York Bancorp	25,130	213
Westfield Financial Inc.	26,868	213
TICC Capital Corp.	21,701	211
* State Bank Financial Corp.	11,949	209
* Tejon Ranch Co.	7,122	204
Lakeland Bancorp Inc.	20,698	204
Dynex Capital Inc.	21,317	204
Sandy Spring Bancorp Inc.	11,102	202
First Merchants Corp.	16,338	202
* Walker & Dunlop Inc.	15,991	201
Epoch Holding Corp.	8,372	200
Gladstone Commercial Corp.	11,598	200
* Taylor Capital Group Inc.	13,774	198
* Southwest Bancorp Inc.	21,029	194
Lakeland Financial Corp.	7,437	194

TowneBank	14,323	193
Coresite Realty Corp.	8,110	191
National Bankshares Inc.	6,344	191
* Metro Bancorp Inc.	16,232	190
* 1st United Bancorp Inc.	31,228	189
* Doral Financial Corp.	122,034	188
Bancfirst Corp.	4,260	186
MainSource Financial Group Inc.	15,307	184
* Cowen Group Inc. Class A	67,701	183
Tompkins Financial Corp.	4,556	183
Cedar Realty Trust Inc.	35,306	181
* Central Pacific Financial Corp.	13,811	179
* Sun Bancorp Inc.	50,362	178
* Ladenburg Thalmann Financial Services Inc.	98,786	176
StellarOne Corp.	14,787	176
Flushing Financial Corp.	13,019	175
* eHealth Inc.	10,600	173
* Suffolk Bancorp	13,305	173
* Eagle Bancorp Inc.	10,305	173
Univest Corp. of Pennsylvania	10,052	169
GFI Group Inc.	44,696	168
Banner Corp.	7,565	167
WSFS Financial Corp.	4,038	166
OneBeacon Insurance Group Ltd. Class A	10,739	165
Kennedy-Wilson Holdings Inc.	12,083	163
* INTL. FCStone Inc.	7,701	162
* Netspend Holdings Inc.	20,925	162
German American Bancorp Inc.	8,278	161
SY Bancorp Inc.	6,823	158
* Seacoast Banking Corp. of Florida	88,489	156
* Global Indemnity plc	7,924	154
National Western Life Insurance Co. Class A	1,114	152
* Flagstar Bancorp Inc.	164,895	152
Cogdell Spencer Inc.	35,411	150
Consolidated-Tomoka Land Co.	4,991	148
* FBR & Co.	57,538	148
MVC Capital Inc.	11,144	146
* Guaranty Bancorp	73,153	146
Peoples Bancorp Inc.	8,225	144
Calamos Asset Management Inc. Class A	10,993	144
Excel Trust Inc.	11,756	142
Washington Trust Bancorp Inc.	5,873	142
First Bancorp	12,921	141
* Rouse Properties Inc.	10,293	139
* Phoenix Cos. Inc.	56,347	138
Hudson Valley Holding Corp.	8,526	138
GAMCO Investors Inc.	2,732	136
* OmniAmerican Bancorp Inc.	6,883	133
RAIT Financial Trust	26,770	133
* NewStar Financial Inc.	11,928	133
Mission West Properties Inc.	13,394	132
First Busey Corp.	26,561	131
Westwood Holdings Group Inc.	3,373	131
Enterprise Financial Services Corp.	11,118	131
Presidential Life Corp.	11,352	130
Hudson Pacific Properties Inc.	8,532	129
Union First Market Bankshares Corp.	9,054	127

Arrow Financial Corp.	5,158	126
Capital Southwest Corp.	1,316	124
Merchants Bancshares Inc.	4,363	123
NGP Capital Resources Co.	18,720	123
Great Southern Bancorp Inc.	5,104	122
Bank Mutual Corp.	30,162	122
CapLease Inc.	29,027	117
* First Financial Northwest Inc.	15,135	117
CoBiz Financial Inc.	16,515	117
Medallion Financial Corp.	10,400	116
Kite Realty Group Trust	21,990	116
Parkway Properties Inc.	11,057	116
Citizens & Northern Corp.	5,792	116
SeaBright Holdings Inc.	12,584	114
One Liberty Properties Inc.	6,187	113
ESSA Bancorp Inc.	11,543	113
Gladstone Investment Corp.	14,912	113
Arlington Asset Investment Corp. Class A	5,027	112
First Bancorp Inc.	7,436	110
SWS Group Inc.	19,275	110
Agree Realty Corp.	4,855	110
Camden National Corp.	3,095	109
Bryn Mawr Bank Corp.	4,806	108
Ames National Corp.	4,521	108
Heartland Financial USA Inc.	6,154	107
Sterling Bancorp	11,105	106
BankFinancial Corp.	15,767	104
* Bridge Capital Holdings	7,711	104
First Community Bancshares Inc.	7,746	103
* Gramercy Capital Corp.	37,816	101
Territorial Bancorp Inc.	4,784	100
* MPG Office Trust Inc.	42,509	99
* Encore Bancshares Inc.	4,845	99
Center Bancorp Inc.	9,838	99
OceanFirst Financial Corp.	6,912	98
Penns Woods Bancorp Inc.	2,387	98
Oppenheimer Holdings Inc. Class A	5,519	96
Monmouth Real Estate Investment Corp. Class A	9,724	95
Northrim BanCorp Inc.	4,388	94
State Auto Financial Corp.	6,441	94
Stewart Information Services Corp.	6,608	94
Washington Banking Co.	6,749	93
Roma Financial Corp.	9,497	93
West Bancorporation Inc.	9,152	91
ESB Financial Corp.	6,290	91
AG Mortgage Investment Trust Inc.	4,585	91
Apollo Commercial Real Estate Finance Inc.	5,701	89
Donegal Group Inc. Class A	6,422	88
* Macatawa Bank Corp.	24,939	87
Edelman Financial Group Inc.	12,873	85
Financial Institutions Inc.	5,207	84
* Harris & Harris Group Inc.	20,075	83
CFS Bancorp Inc.	14,578	82
EMC Insurance Group Inc.	3,988	80
UMH Properties Inc.	7,300	80
Gladstone Capital Corp.	9,849	80
* United Community Financial Corp.	34,582	80

* CIFC Corp.	12,808	79
Peapack Gladstone Financial Corp.	5,610	76
Heritage Financial Corp.	5,569	76
First Financial Holdings Inc.	6,851	75
United Financial Bancorp Inc.	4,753	75
Golub Capital BDC Inc.	4,883	75
Eastern Insurance Holdings Inc.	5,106	75
* Gleacher & Co. Inc.	54,657	74
Centerstate Banks Inc.	9,105	74
Fox Chase Bancorp Inc.	5,447	71
* Pacific Mercantile Bancorp	12,873	71
Artio Global Investors Inc. Class A	14,675	70
Provident Financial Holdings Inc.	6,338	69
American National Bankshares Inc.	3,239	69
Pulaski Financial Corp.	8,623	68
Baldwin & Lyons Inc.	2,995	67
FXCM Inc. Class A	5,149	67
* Arbor Realty Trust Inc.	11,271	63
* First Marblehead Corp.	51,051	62
Federal Agricultural Mortgage Corp. Class A	3,500	62
First Connecticut Bancorp Inc.	4,669	62
Diamond Hill Investment Group Inc.	834	61
Kaiser Federal Financial Group Inc.	4,371	61
* Capital Trust Inc.	16,219	61
* AmeriServ Financial Inc.	23,113	61
First Interstate Bancsystem Inc.	4,125	60
HF Financial Corp.	5,010	60
Marlin Business Services Corp.	3,908	59
* CompuCredit Holdings Corp.	9,995	58
Century Bancorp Inc. Class A	2,107	58
* NewBridge Bancorp	11,952	57
Chatham Lodging Trust	4,493	57
Summit Hotel Properties Inc.	7,512	57
Thomas Properties Group Inc.	11,860	54
* American Safety Insurance Holdings Ltd.	2,883	54
Home Federal Bancorp Inc.	5,290	54
US Global Investors Inc. Class A	7,310	53
Pacific Continental Corp.	5,542	52
Bank of Marin Bancorp	1,373	52
Sierra Bancorp	5,207	51
Crawford & Co. Class B	10,423	51
* Cape Bancorp Inc.	6,395	51
CNB Financial Corp.	3,043	51
First of Long Island Corp.	1,878	50
* MBT Financial Corp.	20,941	49
* Waterstone Financial Inc.	15,579	49
First Defiance Financial Corp.	2,812	47
* Stratus Properties Inc.	5,000	47
* Intervest Bancshares Corp. Class A	12,083	46
Resource America Inc. Class A	7,178	45
* Mercantile Bank Corp.	3,113	44
MidSouth Bancorp Inc.	3,241	44
* Hampton Roads Bankshares Inc.	14,511	44
PMC Commercial Trust	4,948	42
Kansas City Life Insurance Co.	1,298	42
Independence Holding Co.	4,185	42
Life Partners Holdings Inc.	10,173	41

Federal Agricultural Mortgage Corp.	1,811	41
* AV Homes Inc.	3,128	38
Investors Title Co.	812	38
STAG Industrial Inc.	2,662	37
Capital City Bank Group Inc.	4,949	37
* Unity Bancorp Inc.	5,863	37
THL Credit Inc.	2,684	35
* Tree.com Inc.	4,530	34
National Interstate Corp.	1,253	32
HopFed Bancorp Inc.	3,515	31
Alliance Financial Corp.	1,020	31
TF Financial Corp.	1,219	29
Bridge Bancorp Inc.	1,402	29
MutualFirst Financial Inc.	2,926	29
Wayne Savings Bancshares Inc.	3,056	27
* First Acceptance Corp.	18,537	26
JMP Group Inc.	3,491	26
Codorus Valley Bancorp Inc.	2,297	26
Pzena Investment Management Inc. Class A	4,277	25
* Home Bancorp Inc.	1,433	25
Kohlberg Capital Corp.	3,615	25
* First South Bancorp Inc.	6,153	25
* Republic First Bancorp Inc.	10,119	24
Terreno Realty Corp.	1,641	23
Bank of Kentucky Financial Corp.	912	23
Bar Harbor Bankshares	695	23
* BRT Realty Trust	3,293	23
Orrstown Financial Services Inc.	2,523	22
Shore Bancshares Inc.	3,101	22
* BCSB Bancorp Inc.	1,582	22
Cheviot Financial Corp.	2,571	22
VIST Financial Corp.	1,806	22
* Preferred Bank	1,791	21
Meta Financial Group Inc.	976	20
Medley Capital Corp.	1,800	20
Evans Bancorp Inc.	1,390	20
Nicholas Financial Inc.	1,498	20
First Pactrust Bancorp Inc.	1,647	20
* Fortegra Financial Corp.	2,256	19
* BancTrust Financial Group Inc.	13,039	19
* Consumer Portfolio Services Inc.	14,900	19
First M&F Corp.	3,952	18
* BankAtlantic Bancorp Inc. Class A	4,430	18
Landmark Bancorp Inc.	909	18
Indiana Community Bancorp	711	17
* United Security Bancshares	6,745	17
* Eastern Virginia Bankshares Inc.	4,460	16
Clifton Savings Bancorp Inc.	1,535	16
Hawthorn Bancshares Inc.	2,042	16
Fidelity Southern Corp.	2,146	14
* Independent Bank Corp.	6,486	14
* Premier Financial Bancorp Inc.	1,706	13
Charter Financial Corp.	1,426	13
* Jefferson Bancshares Inc.	5,500	13
MidWestOne Financial Group Inc.	642	12
* Penson Worldwide Inc.	18,209	12
* Colony Bankcorp Inc.	3,062	12

C&F Financial Corp.	395	12
* North Valley Bancorp	930	11
* NASB Financial Inc.	739	11
Heritage Financial Group Inc.	955	11
* Old Second Bancorp Inc.	6,115	11
Middleburg Financial Corp.	698	11
Oneida Financial Corp.	1,076	11
Citizens South Banking Corp.	2,348	11
* BofI Holding Inc.	600	10
Hingham Institution for Savings	178	10
Ameriana Bancorp	2,003	9
* Premierwest Bancorp	4,710	9
Peoples Bancorp of North Carolina Inc.	1,166	9
* Farmers Capital Bank Corp.	1,430	9
QC Holdings Inc.	2,008	8
* Franklin Financial Corp.	611	8
* American Independence Corp.	1,827	8
* Riverview Bancorp Inc.	3,447	8
LNB Bancorp Inc.	1,100	8
United Security Bancshares	1,292	7
North Central Bancshares Inc.	239	7
Gain Capital Holdings Inc.	1,338	7
* Yadkin Valley Financial Corp.	2,300	7
* Hallmark Financial Services	830	7
* Royal Bancshares of Pennsylvania Inc.	4,060	6
Crawford & Co. Class A	1,640	6
California First National Bancorp	342	5
* Southern Community Financial Corp.	1,940	5
New Hampshire Thrift Bancshares Inc.	390	5
Salisbury Bancorp Inc.	198	5
* Firstcity Financial Corp.	518	5
Central Bancorp Inc.	232	4
SI Financial Group Inc.	369	4
Institutional Financial Markets Inc.	2,883	4
* Park Sterling Corp.	803	4
* Community Bankers Trust Corp.	1,417	3
* Rurban Financial Corp.	700	3
United Bancorp Inc.	287	3
Fauquier Bankshares Inc.	200	2
Alliance Bancorp Inc. of Pennsylvania	200	2
Commercial National Financial Corp.	100	2
* Maui Land & Pineapple Co. Inc.	499	2
Citizens Holding Co.	100	2
* Vestin Realty Mortgage II Inc.	1,269	2
* ZipRealty Inc.	900	1
* Valley National Bancorp Warrants	570	1
* First United Corp.	200	1
Northeast Bancorp	100	1
* Affirmative Insurance Holdings Inc.	500	—
Peoples Financial Corp.	2	—
* First Security Group Inc.	1	—
		1,513,775
Health Care (6.9%)
Johnson & Johnson	1,700,446	112,161
Pfizer Inc.	4,786,388	108,460
Merck & Co. Inc.	1,898,149	72,889
Abbott Laboratories	970,168	59,462

UnitedHealth Group Inc.	663,699	39,118
Bristol-Myers Squibb Co.	1,054,974	35,605
Amgen Inc.	494,046	33,590
Eli Lilly & Co.	648,929	26,132
Medtronic Inc.	657,670	25,774
* Gilead Sciences Inc.	467,913	22,858
* Celgene Corp.	276,590	21,441
Baxter International Inc.	351,271	20,999
Allergan Inc.	190,104	18,142
* Biogen Idec Inc.	143,663	18,097
* Medco Health Solutions Inc.	241,178	16,955
Covidien plc	300,578	16,436
WellPoint Inc.	216,841	16,003
* Express Scripts Inc.	287,386	15,571
McKesson Corp.	153,111	13,439
Thermo Fisher Scientific Inc.	235,811	13,295
* Intuitive Surgical Inc.	24,305	13,167
Aetna Inc.	225,905	11,331
* Alexion Pharmaceuticals Inc.	115,493	10,725
Becton Dickinson and Co.	133,867	10,395
Stryker Corp.	179,333	9,949
Agilent Technologies Inc.	216,082	9,618
Humana Inc.	101,784	9,413
Cardinal Health Inc.	215,127	9,274
St. Jude Medical Inc.	198,517	8,796
Cigna Corp.	177,726	8,753
Zimmer Holdings Inc.	111,526	7,169
* Cerner Corp.	89,694	6,831
AmerisourceBergen Corp. Class A	160,898	6,384
* Mylan Inc.	265,610	6,229
Quest Diagnostics Inc.	98,504	6,024
* Forest Laboratories Inc.	166,414	5,773
* Laboratory Corp. of America Holdings	62,576	5,728
* Boston Scientific Corp.	922,709	5,518
* Life Technologies Corp.	111,430	5,440
Perrigo Co.	52,269	5,400
* Vertex Pharmaceuticals Inc.	130,023	5,332
* Watson Pharmaceuticals Inc.	79,275	5,316
CR Bard Inc.	53,585	5,290
* DaVita Inc.	58,332	5,260
* Regeneron Pharmaceuticals Inc.	45,096	5,259
* Waters Corp.	56,429	5,229
* Edwards Lifesciences Corp.	71,234	5,181
* Varian Medical Systems Inc.	70,243	4,844
* Henry Schein Inc.	57,089	4,320
* Illumina Inc.	76,786	4,040
* Hospira Inc.	102,845	3,845
* CareFusion Corp.	140,256	3,637
* Mettler-Toledo International Inc.	19,651	3,631
DENTSPLY International Inc.	88,531	3,553
* Hologic Inc.	164,376	3,542
Coventry Health Care Inc.	91,998	3,272
* IDEXX Laboratories Inc.	35,218	3,080
* ResMed Inc.	93,794	2,899
* Endo Pharmaceuticals Holdings Inc.	73,168	2,834
HCA Holdings Inc.	108,845	2,693
Omnicare Inc.	71,310	2,536

* BioMarin Pharmaceutical Inc.	71,438	2,447
Cooper Cos. Inc.	29,934	2,446
* Amylin Pharmaceuticals Inc.	95,121	2,374
Universal Health Services Inc. Class B	55,749	2,336
* Mednax Inc.	30,671	2,281
* Health Net Inc.	52,108	2,070
* AMERIGROUP Corp.	30,512	2,053
Patterson Cos. Inc.	59,628	1,992
* Allscripts Healthcare Solutions Inc.	118,762	1,971
* Gen-Probe Inc.	29,614	1,967
PerkinElmer Inc.	70,698	1,955
* Salix Pharmaceuticals Ltd.	36,809	1,932
* WellCare Health Plans Inc.	26,786	1,925
* Covance Inc.	38,153	1,817
* Sirona Dental Systems Inc.	34,714	1,789
* Catalyst Health Solutions Inc.	28,070	1,789
* Cepheid Inc.	39,817	1,666
* Cubist Pharmaceuticals Inc.	38,386	1,660
* HMS Holdings Corp.	52,940	1,652
* Medivation Inc.	20,954	1,566
* athenahealth Inc.	21,011	1,557
* United Therapeutics Corp.	32,966	1,554
* Centene Corp.	31,724	1,554
Teleflex Inc.	25,316	1,548
* Ariad Pharmaceuticals Inc.	97,027	1,548
Techne Corp.	21,811	1,529
* Onyx Pharmaceuticals Inc.	39,957	1,506
Lincare Holdings Inc.	57,895	1,498
Medicis Pharmaceutical Corp. Class A	39,163	1,472
* Warner Chilcott plc Class A	86,839	1,460
* Tenet Healthcare Corp.	269,538	1,431
* Alkermes plc	76,967	1,428
* Questcor Pharmaceuticals Inc.	37,197	1,399
* Incyte Corp. Ltd.	71,253	1,375
* Vivus Inc.	60,859	1,361
* Jazz Pharmaceuticals plc	28,011	1,358
* Alere Inc.	50,910	1,324
* Viropharma Inc.	43,758	1,316
Hill-Rom Holdings Inc.	39,053	1,305
* Zoll Medical Corp.	13,872	1,285
* Community Health Systems Inc.	57,458	1,278
* LifePoint Hospitals Inc.	32,212	1,270
* Thoratec Corp.	37,620	1,268
* Bio-Rad Laboratories Inc. Class A	12,208	1,266
* Myriad Genetics Inc.	53,149	1,257
* Seattle Genetics Inc.	61,584	1,255
* HealthSouth Corp.	59,097	1,210
Owens & Minor Inc.	39,665	1,206
* VCA Antech Inc.	51,930	1,205
* Brookdale Senior Living Inc. Class A	63,918	1,197
STERIS Corp.	36,768	1,163
Quality Systems Inc.	25,991	1,137
* Haemonetics Corp.	15,899	1,108
* Align Technology Inc.	38,936	1,073
* Health Management Associates Inc. Class A	157,845	1,061
* Charles River Laboratories International Inc.	28,441	1,026
* Human Genome Sciences Inc.	123,368	1,017

* PAREXEL International Corp.	37,298	1,006
* Dendreon Corp.	94,178	1,003
* Theravance Inc.	51,188	998
* Pharmacyclics Inc.	35,644	989
* Impax Laboratories Inc.	39,413	969
* Volcano Corp.	33,260	943
* Magellan Health Services Inc.	18,904	923
West Pharmaceutical Services Inc.	21,031	894
* Par Pharmaceutical Cos. Inc.	22,885	886
* PSS World Medical Inc.	32,962	835
Chemed Corp.	13,275	832
* Masimo Corp.	33,897	792
* MAKO Surgical Corp.	18,495	780
* Halozyme Therapeutics Inc.	59,018	753
* Bruker Corp.	46,983	719
* Acorda Therapeutics Inc.	25,780	684
* Cyberonics Inc.	17,815	679
* Medicines Co.	33,779	678
* Immunogen Inc.	46,160	664
* MWI Veterinary Supply Inc.	7,313	644
* Auxilium Pharmaceuticals Inc.	34,559	642
* Air Methods Corp.	7,225	630
* Amsurg Corp. Class A	21,660	606
* Nektar Therapeutics	76,027	602
CONMED Corp.	19,409	580
* Isis Pharmaceuticals Inc.	65,917	578
* Luminex Corp.	24,212	565
* Akorn Inc.	47,227	553
* NxStage Medical Inc.	28,246	544
* Wright Medical Group Inc.	27,526	532
PDL BioPharma Inc.	82,363	523
Analogic Corp.	7,680	519
* ABIOMED Inc.	23,058	512
Meridian Bioscience Inc.	25,645	497
* Idenix Pharmaceuticals Inc.	50,095	490
* Molina Healthcare Inc.	14,556	490
* InterMune Inc.	33,306	489
* Abaxis Inc.	16,257	474
* Ironwood Pharmaceuticals Inc. Class A	35,578	474
* Bio-Reference Labs Inc.	20,081	472
* Insulet Corp.	24,172	463
* Neogen Corp.	11,771	460
* Momenta Pharmaceuticals Inc.	29,998	460
* NuVasive Inc.	26,576	448
* Integra LifeSciences Holdings Corp.	12,862	446
* Accretive Health Inc.	22,200	443
Computer Programs & Systems Inc.	7,565	428
* Medidata Solutions Inc.	15,796	421
* Hanger Orthopedic Group Inc.	18,981	415
* Endologix Inc.	28,216	413
* Greatbatch Inc.	16,856	413
* OraSure Technologies Inc.	35,479	408
* Arthrocare Corp.	14,966	402
* Exelixis Inc.	75,291	390
* Omnicell Inc.	25,402	386
* Rigel Pharmaceuticals Inc.	47,736	384
* ICU Medical Inc.	7,806	384

*	Quidel Corp.	20,812	382
*	DexCom Inc.	36,553	381
*	Arena Pharmaceuticals Inc.	120,421	370
*	MedAssets Inc.	28,003	369
*	Spectrum Pharmaceuticals Inc.	29,174	368
*	Opko Health Inc.	77,660	367
*	NPS Pharmaceuticals Inc.	51,855	355
*	Orthofix International NV	9,270	348
*	Optimer Pharmaceuticals Inc.	25,001	348
*	HeartWare International Inc.	5,176	340
	Landauer Inc.	6,399	339
*	Dynavax Technologies Corp.	66,451	336
*	Accuray Inc.	46,549	329
*	Curis Inc.	67,468	325
*	Affymax Inc.	27,699	325
*	Neurocrine Biosciences Inc.	40,542	323
*	IPC The Hospitalist Co. Inc.	8,690	321
	Invacare Corp.	19,186	318
*	AVANIR Pharmaceuticals Inc.	92,293	316
*	Lexicon Pharmaceuticals Inc.	165,847	308
*	Spectranetics Corp.	29,152	303
*	Team Health Holdings Inc.	14,550	299
*	Conceptus Inc.	20,227	291
*	Sequenom Inc.	70,808	288
*	Natus Medical Inc.	23,558	281
*	Exact Sciences Corp.	24,438	273
*	Kindred Healthcare Inc.	30,465	263
*	PharMerica Corp.	21,138	263
*	Ardea Biosciences Inc.	11,976	261
*	Merit Medical Systems Inc.	20,928	260
*	Protalix BioTherapeutics Inc.	39,678	253
*	Arqule Inc.	36,032	253
*	Amedisys Inc.	17,343	251
*	Depomed Inc.	39,879	250
*	ZIOPHARM Oncology Inc.	46,207	250
*	Cell Therapeutics Inc.	190,135	247
*	Progenics Pharmaceuticals Inc.	24,957	247
*	ExamWorks Group Inc.	19,710	245
	Cantel Medical Corp.	9,737	244
*	Emeritus Corp.	13,744	243
	Assisted Living Concepts Inc. Class A	14,423	240
*	Alnylam Pharmaceuticals Inc.	21,402	237
*	Emergent Biosolutions Inc.	14,739	236
*	Enzon Pharmaceuticals Inc.	33,855	232
*	Sunrise Senior Living Inc.	36,234	229
*	AVEO Pharmaceuticals Inc.	18,339	228
*	Corvel Corp.	5,677	226
*	AMAG Pharmaceuticals Inc.	14,059	224
	US Physical Therapy Inc.	9,706	224
*	Ligand Pharmaceuticals Inc. Class B	13,865	221
	Universal American Corp.	20,228	218
*	IRIS International Inc.	16,039	217
*	Triple-S Management Corp. Class B	9,244	214
*	Genomic Health Inc.	6,951	213
*,^ Navidea Biopharmaceuticals Inc.		64,777	212
*	Immunomedics Inc.	56,770	206
*	eResearchTechnology Inc.	26,334	206

*	Affymetrix Inc.	47,830	204
*	Hi-Tech Pharmacal Co. Inc.	5,631	202
*	Corcept Therapeutics Inc.	51,415	202
*	AngioDynamics Inc.	16,480	202
*	Sciclone Pharmaceuticals Inc.	31,683	200
*	RTI Biologics Inc.	53,268	197
	Ensign Group Inc.	7,170	195
*	Healthways Inc.	25,320	186
*	Achillion Pharmaceuticals Inc.	19,179	184
*	Orexigen Therapeutics Inc.	44,275	182
*	MannKind Corp.	72,176	178
*	Select Medical Holdings Corp.	22,655	174
*	Capital Senior Living Corp.	18,828	174
*	BioScrip Inc.	25,477	173
*	HealthStream Inc.	7,420	172
*	Merge Healthcare Inc.	28,266	165
*	Staar Surgical Co.	15,211	165
	National Healthcare Corp.	3,458	158
*	Unilife Corp.	37,990	154
*	Geron Corp.	91,251	154
	Kensey Nash Corp.	5,267	154
*	Gentiva Health Services Inc.	17,578	154
*,^ Oncothyreon Inc.		34,916	152
*	Sangamo Biosciences Inc.	31,045	152
*	AMN Healthcare Services Inc.	24,806	150
*	BioCryst Pharmaceuticals Inc.	30,935	149
*	LHC Group Inc.	8,033	149
*	Alphatec Holdings Inc.	62,759	149
	Atrion Corp.	694	146
*	ISTA Pharmaceuticals Inc.	15,760	142
*	Zalicus Inc.	116,845	140
*	Symmetry Medical Inc.	19,705	139
*	Hansen Medical Inc.	46,281	139
*	AVI BioPharma Inc.	88,374	136
*,^ Keryx Biopharmaceuticals Inc.		26,739	133
*	Furiex Pharmaceuticals Inc.	5,564	131
*	Anika Therapeutics Inc.	10,358	130
*	Sun Healthcare Group Inc.	18,664	128
*	Cerus Corp.	31,576	127
*	SurModics Inc.	8,196	126
*,^ Savient Pharmaceuticals Inc.		57,226	125
*	Vical Inc.	35,820	122
*	Array Biopharma Inc.	35,560	121
*	Tornier NV	4,670	120
*	Acadia Pharmaceuticals Inc.	54,396	117
*	PROLOR Biotech Inc.	19,756	117
*	Metropolitan Health Networks Inc.	12,317	115
*	Cross Country Healthcare Inc.	23,007	115
*	Providence Service Corp.	7,254	112
*	Vanguard Health Systems Inc.	11,393	112
*	CryoLife Inc.	21,170	112
*	Cambrex Corp.	15,774	110
*	Santarus Inc.	18,745	110
*	Pain Therapeutics Inc.	30,441	109
*	Palomar Medical Technologies Inc.	11,683	109
*	MModal Inc.	10,270	108
*	MAP Pharmaceuticals Inc.	7,542	108

	Young Innovations Inc.	3,431	106
*	Cytokinetics Inc.	91,898	106
*	MELA Sciences Inc.	23,282	104
*	XOMA Corp.	36,870	102
*	Raptor Pharmaceutical Corp.	14,889	101
*	Rochester Medical Corp.	10,205	100
*	Biotime Inc.	22,685	100
*	Transcend Services Inc.	3,307	97
*	Pozen Inc.	15,678	94
*	Maxygen Inc.	16,199	93
*	Solta Medical Inc.	30,375	92
*	Biolase Technology Inc.	32,750	89
*	Antares Pharma Inc.	27,102	88
*	Almost Family Inc.	3,364	87
*	Novavax Inc.	66,616	84
*	SIGA Technologies Inc.	23,958	80
*	Cadence Pharmaceuticals Inc.	21,509	80
*	Chelsea Therapeutics International Ltd.	30,516	78
*	Astex Pharmaceuticals	41,117	76
*	Five Star Quality Care Inc.	22,405	76
*	Targacept Inc.	14,467	74
*	Chindex International Inc.	7,782	74
*	Obagi Medical Products Inc.	5,506	74
*	XenoPort Inc.	15,798	71
*	Celldex Therapeutics Inc.	13,474	69
*	Medical Action Industries Inc.	11,756	67
*	Fluidigm Corp.	4,233	67
*	Medtox Scientific Inc.	3,823	64
*	Dyax Corp.	39,056	61
*	Skilled Healthcare Group Inc.	7,829	60
*	Harvard Bioscience Inc.	15,002	59
*	Allos Therapeutics Inc.	39,325	58
*,^ Biosante Pharmaceuticals Inc.		85,505	58
*	Delcath Systems Inc.	18,227	57
*	Repligen Corp.	9,409	55
*	LCA-Vision Inc.	8,549	54
*	Lannett Co. Inc.	12,824	53
*	Metabolix Inc.	18,733	53
*	GTx Inc.	13,624	52
*	Nabi Biopharmaceuticals	27,892	52
	Psychemedics Corp.	5,240	51
*	Exactech Inc.	3,147	50
*	PDI Inc.	7,191	48
*	Hooper Holmes Inc.	69,270	48
*	Cynosure Inc. Class A	2,665	48
*	Infinity Pharmaceuticals Inc.	3,927	47
*	Codexis Inc.	12,540	46
*	Peregrine Pharmaceuticals Inc.	80,399	43
*	Cytori Therapeutics Inc.	17,311	43
*	Vanda Pharmaceuticals Inc.	8,947	43
*	Osiris Therapeutics Inc.	8,327	43
*	Albany Molecular Research Inc.	15,491	42
*	KV Pharmaceutical Co. Class A	31,528	42
*,^ Aastrom Biosciences Inc.		20,330	41
*	Sagent Pharmaceuticals Inc.	2,255	40
*	Synta Pharmaceuticals Corp.	9,045	39
*	Myrexis Inc.	12,740	39

*	Omeros Corp.	3,863	39
*	Cutera Inc.	4,463	38
*	RadNet Inc.	11,986	38
*	Pacific Biosciences of California Inc.	11,021	38
*	OncoGenex Pharmaceutical Inc.	2,801	37
*	Enzo Biochem Inc.	13,621	37
*	Apricus Biosciences Inc.	12,988	37
*	Biospecifics Technologies Corp.	2,292	36
*	Zogenix Inc.	17,674	35
*	Durect Corp.	43,794	35
*	AtriCure Inc.	3,429	34
*	Vascular Solutions Inc.	3,150	34
*	Cardiovascular Systems Inc.	3,615	33
*	Endocyte Inc.	6,291	31
*	Sucampo Pharmaceuticals Inc. Class A	4,106	31
*	Columbia Laboratories Inc.	40,148	28
*	Inovio Pharmaceuticals Inc.	42,536	28
*	BioMimetic Therapeutics Inc.	11,147	28
*	CytRx Corp.	66,512	27
*	Insmed Inc.	7,311	27
*	Dusa Pharmaceuticals Inc.	4,122	26
*	Somaxon Pharmaceuticals Inc.	48,102	25
*	Amicus Therapeutics Inc.	4,729	25
*	Theragenics Corp.	13,219	24
*	Aegerion Pharmaceuticals Inc.	1,735	24
*	Cumberland Pharmaceuticals Inc.	3,142	24
*	CardioNet Inc.	7,373	23
*	GenVec Inc.	8,464	22
*	Hemispherx Biopharma Inc.	55,442	22
*	Strategic Diagnostics Inc.	11,377	21
*	Alliance HealthCare Services Inc.	14,065	21
*	Agenus Inc.	3,040	20
	Utah Medical Products Inc.	630	20
	National Research Corp.	427	18
*	Adolor Corp. Rights Exp. 07/01/2019	34,581	18
*	Stereotaxis Inc.	26,943	17
*	Synergetics USA Inc.	2,643	17
*	Pacira Pharmaceuticals Inc.	1,384	16
*	Mediware Information Systems	1,053	15
*	Anthera Pharmaceuticals Inc.	6,533	14
*	EnteroMedics Inc.	6,331	14
*	Complete Genomics Inc.	4,884	14
*	Authentidate Holding Corp.	17,998	14
*	BioClinica Inc.	2,392	13
*	Vision Sciences Inc.	7,510	13
*	Discovery Laboratories Inc.	4,729	13
*	Anacor Pharmaceuticals Inc.	2,145	13
*	Cardica Inc.	5,774	12
*	Cleveland Biolabs Inc.	4,857	12
*	Cornerstone Therapeutics Inc.	1,995	12
*,^ Galena Biopharma Inc.		5,236	12
*	Icad Inc.	21,800	11
*	Entremed Inc.	4,828	11
*	Rockwell Medical Technologies Inc.	1,100	10
*	Arrowhead Research Corp.	1,518	10
*	Alexza Pharmaceuticals Inc.	15,566	10
*	Sharps Compliance Corp.	2,564	9

* BSD Medical Corp.	4,539	9
* Cel-Sci Corp.	19,362	9
* Bovie Medical Corp.	3,373	9
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	9,500	9
* Alimera Sciences Inc.	2,578	9
* ThermoGenesis Corp.	9,641	9
* Idera Pharmaceuticals Inc.	4,300	7
* Acura Pharmaceuticals Inc.	2,008	7
* Digirad Corp.	3,306	7
* TranS1 Inc.	1,691	6
* Telik Inc.	41,683	6
* IVAX Diagnostics Inc.	8,700	6
* Repros Therapeutics Inc.	1,256	5
* StemCells Inc.	4,690	5
* Epocrates Inc.	600	5
* Biodel Inc.	2,000	1
* ADVENTRX Pharmaceuticals Inc.	1,416	1
Daxor Corp.	100	1
* AspenBio Pharma Inc.	1,200	1
* Palatin Technologies Inc.	160	—
		1,106,558
Industrials (6.7%)
General Electric Co.	6,573,688	131,934
United Technologies Corp.	536,161	44,469
Caterpillar Inc.	402,583	42,883
3M Co.	414,545	36,982
United Parcel Service Inc. Class B	450,515	36,366
Boeing Co.	439,646	32,696
Union Pacific Corp.	300,805	32,331
Honeywell International Inc.	457,650	27,940
Emerson Electric Co.	458,178	23,908
Deere & Co.	257,852	20,860
Danaher Corp.	363,388	20,350
FedEx Corp.	187,854	17,275
Tyco International Ltd.	287,869	16,172
Precision Castparts Corp.	89,817	15,529
Illinois Tool Works Inc.	271,034	15,481
Lockheed Martin Corp.	171,453	15,407
Norfolk Southern Corp.	222,165	14,625
CSX Corp.	654,253	14,080
General Dynamics Corp.	188,655	13,843
Cummins Inc.	114,225	13,712
Raytheon Co.	215,795	11,390
Eaton Corp.	197,971	9,865
Goodrich Corp.	78,047	9,790
Waste Management Inc.	272,695	9,533
Fastenal Co.	174,544	9,443
Northrop Grumman Corp.	154,468	9,435
PACCAR Inc.	201,114	9,418
Ingersoll-Rand plc	194,298	8,034
Parker Hannifin Corp.	94,059	7,953
WW Grainger Inc.	36,900	7,926
Stanley Black & Decker Inc.	100,048	7,700
Dover Corp.	115,520	7,271
Rockwell Automation Inc.	88,579	7,060
CH Robinson Worldwide Inc.	102,369	6,704
Fluor Corp.	105,709	6,347

Cooper Industries plc	98,526	6,301
Expeditors International of Washington Inc.	132,159	6,147
Roper Industries Inc.	60,224	5,972
Republic Services Inc. Class A	185,750	5,677
Rockwell Collins Inc.	94,858	5,460
* Delta Air Lines Inc.	527,931	5,232
* Kansas City Southern	68,503	4,911
AMETEK Inc.	99,745	4,839
Textron Inc.	173,465	4,828
Joy Global Inc.	65,561	4,819
* United Continental Holdings Inc.	206,412	4,438
L-3 Communications Holdings Inc.	62,223	4,404
Pall Corp.	71,874	4,286
* Stericycle Inc.	50,345	4,211
* Verisk Analytics Inc. Class A	86,753	4,075
Southwest Airlines Co.	485,368	3,999
Flowserve Corp.	34,571	3,993
* Jacobs Engineering Group Inc.	80,031	3,551
* TransDigm Group Inc.	29,767	3,446
Equifax Inc.	75,613	3,347
KBR Inc.	93,056	3,308
JB Hunt Transport Services Inc.	59,490	3,234
Donaldson Co. Inc.	88,380	3,158
Xylem Inc.	109,046	3,026
Masco Corp.	225,347	3,013
Pentair Inc.	61,420	2,924
* AGCO Corp.	60,720	2,867
Cintas Corp.	73,090	2,859
* BE Aerospace Inc.	61,211	2,844
* Quanta Services Inc.	128,450	2,685
Timken Co.	51,971	2,637
* Owens Corning	72,222	2,602
Hubbell Inc. Class B	32,712	2,571
Dun & Bradstreet Corp.	30,309	2,568
Robert Half International Inc.	84,624	2,564
* Hertz Global Holdings Inc.	169,631	2,551
Iron Mountain Inc.	87,115	2,509
* WABCO Holdings Inc.	41,372	2,502
* IHS Inc. Class A	26,265	2,460
SPX Corp.	31,719	2,459
MSC Industrial Direct Co. Inc. Class A	29,263	2,437
Manpower Inc.	51,015	2,417
Waste Connections Inc.	73,378	2,387
* Nielsen Holdings NV	78,573	2,368
Towers Watson & Co. Class A	34,797	2,299
Wabtec Corp.	29,970	2,259
Lincoln Electric Holdings Inc.	49,762	2,255
Kennametal Inc.	50,049	2,229
* Thomas & Betts Corp.	30,974	2,227
IDEX Corp.	52,289	2,203
Pitney Bowes Inc.	124,472	2,188
URS Corp.	49,566	2,108
Snap-on Inc.	34,515	2,104
* Kirby Corp.	31,202	2,053
Gardner Denver Inc.	32,446	2,045
* Clean Harbors Inc.	30,026	2,022
Graco Inc.	37,396	1,984

Nordson Corp.	35,793	1,951
Carlisle Cos. Inc.	38,701	1,932
* Fortune Brands Home & Security Inc.	86,943	1,919
Avery Dennison Corp.	62,859	1,894
* Copart Inc.	72,522	1,891
* Sensata Technologies Holding NV	55,137	1,846
* Spirit Aerosystems Holdings Inc. Class A	74,017	1,810
* Babcock & Wilcox Co.	69,676	1,794
* WESCO International Inc.	27,118	1,771
* Navistar International Corp.	43,178	1,747
Triumph Group Inc.	27,745	1,738
Landstar System Inc.	29,589	1,708
* Corrections Corp. of America	62,529	1,708
Regal-Beloit Corp.	26,024	1,706
* Foster Wheeler AG	74,514	1,696
* United Rentals Inc.	39,278	1,685
Ryder System Inc.	31,860	1,682
Acuity Brands Inc.	26,637	1,674
Valmont Industries Inc.	14,002	1,644
Trinity Industries Inc.	49,801	1,641
* Alaska Air Group Inc.	44,472	1,593
Woodward Inc.	36,675	1,571
* Terex Corp.	68,732	1,546
* AECOM Technology Corp.	66,846	1,495
* Hexcel Corp.	61,829	1,485
CLARCOR Inc.	30,001	1,473
* Dollar Thrifty Automotive Group Inc.	18,085	1,463
^ RR Donnelley & Sons Co.	117,804	1,460
Crane Co.	29,074	1,410
* Teledyne Technologies Inc.	22,024	1,389
Exelis Inc.	109,981	1,377
* Genesee & Wyoming Inc. Class A	25,121	1,371
* Esterline Technologies Corp.	19,158	1,369
Toro Co.	19,160	1,362
* Chart Industries Inc.	18,537	1,359
Robbins & Myers Inc.	26,000	1,353
* Oshkosh Corp.	56,858	1,317
* Shaw Group Inc.	40,770	1,293
Covanta Holding Corp.	79,464	1,290
* Old Dominion Freight Line Inc.	27,019	1,288
Alexander & Baldwin Inc.	26,342	1,276
ITT Corp.	55,244	1,267
Actuant Corp. Class A	42,990	1,246
* Colfax Corp.	34,538	1,217
Watsco Inc.	16,077	1,190
Harsco Corp.	50,593	1,187
* Huntington Ingalls Industries Inc.	28,842	1,161
EMCOR Group Inc.	41,625	1,154
Con-way Inc.	34,865	1,137
* Middleby Corp.	11,137	1,127
Lennox International Inc.	27,877	1,123
Belden Inc.	29,578	1,121
UTi Worldwide Inc.	64,733	1,115
* Acacia Research Corp.	26,604	1,110
* CoStar Group Inc.	16,074	1,110
AO Smith Corp.	24,552	1,104
Mueller Industries Inc.	23,843	1,084

Manitowoc Co. Inc.	77,915	1,080
* EnerSys	30,750	1,065
GATX Corp.	26,139	1,053
* Air Lease Corp.	43,753	1,053
* Moog Inc. Class A	24,434	1,048
Alliant Techsystems Inc.	20,505	1,028
* Tetra Tech Inc.	38,904	1,026
Curtiss-Wright Corp.	27,562	1,020
Brady Corp. Class A	30,407	984
* FTI Consulting Inc.	25,919	972
Applied Industrial Technologies Inc.	23,642	972
* General Cable Corp.	32,716	951
* Avis Budget Group Inc.	65,423	926
* Advisory Board Co.	10,414	923
Corporate Executive Board Co.	21,284	915
Mine Safety Appliances Co.	21,978	903
* GrafTech International Ltd.	72,421	865
Macquarie Infrastructure Co. LLC	25,797	851
Healthcare Services Group Inc.	39,357	837
* HUB Group Inc. Class A	23,219	837
* USG Corp.	48,486	834
* Atlas Air Worldwide Holdings Inc.	16,731	823
* RSC Holdings Inc.	35,744	807
United Stationers Inc.	25,922	804
Herman Miller Inc.	34,627	795
HNI Corp.	28,414	788
Rollins Inc.	36,920	786
Barnes Group Inc.	29,786	784
* II-VI Inc.	33,112	783
* US Airways Group Inc.	102,855	781
Simpson Manufacturing Co. Inc.	24,112	778
* Portfolio Recovery Associates Inc.	10,842	778
* JetBlue Airways Corp.	157,144	768
* Geo Group Inc.	40,301	766
ABM Industries Inc.	31,359	762
* Polypore International Inc.	21,664	762
Deluxe Corp.	31,836	746
* Beacon Roofing Supply Inc.	28,937	745
Knight Transportation Inc.	41,072	725
Brink's Co.	29,353	701
Forward Air Corp.	18,967	696
* MasTec Inc.	38,369	694
Granite Construction Inc.	24,121	693
Watts Water Technologies Inc. Class A	16,933	690
Werner Enterprises Inc.	27,469	683
Raven Industries Inc.	10,585	646
Armstrong World Industries Inc.	12,816	625
Franklin Electric Co. Inc.	12,649	621
* EnPro Industries Inc.	14,374	591
ESCO Technologies Inc.	15,980	588
* Dycom Industries Inc.	25,095	586
Titan International Inc.	24,248	573
* RBC Bearings Inc.	12,212	563
* Swift Transportation Co.	48,129	555
Interface Inc. Class A	38,594	538
Briggs & Stratton Corp.	30,014	538
* TrueBlue Inc.	29,555	528

Heartland Express Inc.	35,713	516
Kaman Corp.	15,191	516
* Mobile Mini Inc.	24,418	516
Kaydon Corp.	20,179	515
* Interline Brands Inc.	23,489	508
Ceradyne Inc.	15,570	507
Insperity Inc.	16,144	495
Unifirst Corp.	8,018	494
HEICO Corp. Class A	12,253	492
Knoll Inc.	29,546	492
Steelcase Inc. Class A	51,089	490
Cubic Corp.	10,315	488
* Spirit Airlines Inc.	24,234	486
* Wabash National Corp.	46,574	482
AAR Corp.	26,216	478
* Blount International Inc.	28,629	478
HEICO Corp.	9,180	474
Amerco Inc.	4,474	472
* Seaboard Corp.	241	470
* Allegiant Travel Co. Class A	8,610	469
TAL International Group Inc.	12,549	461
* Huron Consulting Group Inc.	12,239	460
Tennant Co.	10,272	452
Resources Connection Inc.	31,933	449
McGrath Rentcorp	13,927	447
Lindsay Corp.	6,747	447
* Orbital Sciences Corp.	33,890	446
* SYKES Enterprises Inc.	27,649	437
* Korn/Ferry International	25,692	430
* Meritor Inc.	52,785	426
Aircastle Ltd.	34,202	419
Universal Forest Products Inc.	11,747	405
* Navigant Consulting Inc.	28,877	402
American Science & Engineering Inc.	5,972	400
* Aegion Corp. Class A	22,297	398
* Rush Enterprises Inc. Class A	18,474	392
* H&E Equipment Services Inc.	20,696	392
* Astec Industries Inc.	10,710	391
* Altra Holdings Inc.	20,326	390
* Kforce Inc.	25,725	383
Griffon Corp.	35,054	375
Arkansas Best Corp.	19,833	373
Standex International Corp.	8,993	370
Sauer-Danfoss Inc.	7,827	368
Quanex Building Products Corp.	20,733	366
SkyWest Inc.	32,988	365
* Generac Holdings Inc.	14,517	356
* ACCO Brands Corp.	28,244	351
* Exponent Inc.	7,175	348
* KAR Auction Services Inc.	21,342	346
Albany International Corp.	14,959	343
Cascade Corp.	6,795	341
* Tutor Perini Corp.	21,411	334
AAON Inc.	16,188	327
AZZ Inc.	6,296	325
Sun Hydraulics Corp.	12,172	318
* Team Inc.	10,152	314

* DigitalGlobe Inc.	23,533	314
Encore Wire Corp.	10,450	311
G&K Services Inc. Class A	9,063	310
Gorman-Rupp Co.	10,510	307
* Titan Machinery Inc.	10,683	301
* On Assignment Inc.	17,116	299
Apogee Enterprises Inc.	23,089	299
CIRCOR International Inc.	8,689	289
* EnergySolutions Inc.	58,660	287
NACCO Industries Inc. Class A	2,423	282
* GeoEye Inc.	11,566	278
* Kadant Inc.	11,637	277
* InnerWorkings Inc.	23,576	275
* Trimas Corp.	12,262	275
Mueller Water Products Inc. Class A	81,368	271
* ICF International Inc.	10,485	266
John Bean Technologies Corp.	16,323	264
Comfort Systems USA Inc.	23,968	261
* Encore Capital Group Inc.	11,403	257
Great Lakes Dredge & Dock Corp.	35,589	257
* Consolidated Graphics Inc.	5,594	253
Celadon Group Inc.	16,274	253
Kelly Services Inc. Class A	15,756	252
US Ecology Inc.	11,545	251
* Federal Signal Corp.	44,892	250
FreightCar America Inc.	10,711	241
* GenCorp Inc.	33,797	240
* Aerovironment Inc.	8,950	240
* Greenbrier Cos. Inc.	11,981	237
* GP Strategies Corp.	13,141	230
* Mistras Group Inc.	9,486	226
* Columbus McKinnon Corp.	13,843	225
Viad Corp.	11,356	221
Heidrick & Struggles International Inc.	9,960	219
* CBIZ Inc.	34,285	217
* Layne Christensen Co.	9,723	216
* MYR Group Inc.	12,066	215
* Capstone Turbine Corp.	206,590	211
* RailAmerica Inc.	9,788	210
Alamo Group Inc.	6,801	204
* Trex Co. Inc.	6,362	204
* Gibraltar Industries Inc.	13,317	202
Ennis Inc.	12,603	199
* Global Power Equipment Group Inc.	7,182	199
CDI Corp.	11,000	197
* Flow International Corp.	48,130	193
* Furmanite Corp.	29,603	190
* DXP Enterprises Inc.	4,356	189
Primoris Services Corp.	11,654	187
* Taser International Inc.	42,673	185
Houston Wire & Cable Co.	13,216	184
Graham Corp.	8,237	180
National Presto Industries Inc.	2,362	179
* Lydall Inc.	17,493	178
* Saia Inc.	10,405	177
* Astronics Corp.	5,023	176
* Accuride Corp.	20,077	174

*	Pendrell Corp.	66,846	174
	LB Foster Co. Class A	6,035	172
	Marten Transport Ltd.	7,656	169
	Quad/Graphics Inc.	11,733	163
*	American Reprographics Co.	30,134	162
*	Commercial Vehicle Group Inc.	13,259	162
	Kimball International Inc. Class B	23,209	160
*	FuelCell Energy Inc.	102,021	160
*	Powell Industries Inc.	4,576	157
	Vicor Corp.	19,156	153
*	Metalico Inc.	34,810	149
*	Builders FirstSource Inc.	34,299	145
	Miller Industries Inc.	8,444	143
*	Odyssey Marine Exploration Inc.	45,044	140
*	Park-Ohio Holdings Corp.	6,929	139
*	Standard Parking Corp.	6,682	137
	Aceto Corp.	14,366	136
*	Air Transport Services Group Inc.	23,358	135
	Multi-Color Corp.	5,775	130
	American Woodmark Corp.	7,124	128
*	CAI International Inc.	6,958	126
*	Perma-Fix Environmental Services	79,328	126
*	Genco Shipping & Trading Ltd.	19,732	125
*	CRA International Inc.	4,914	124
*	Casella Waste Systems Inc. Class A	19,716	123
*	Cenveo Inc.	36,250	123
*	Fuel Tech Inc.	22,233	121
	Intersections Inc.	9,353	120
*	Pacer International Inc.	18,629	118
*	Hawaiian Holdings Inc.	22,370	117
*	Quality Distribution Inc.	8,481	117
*,^ American Superconductor Corp.		28,239	116
	Dynamic Materials Corp.	5,484	116
	Ampco-Pittsburgh Corp.	5,663	114
*	Dolan Co.	12,430	113
*	Republic Airways Holdings Inc.	22,342	110
	Met-Pro Corp.	10,328	109
*,^ A123 Systems Inc.		94,397	106
	Twin Disc Inc.	3,995	104
*	PMFG Inc.	6,918	104
*	Sterling Construction Co. Inc.	10,629	104
	Insteel Industries Inc.	8,334	101
*	LMI Aerospace Inc.	5,487	100
*	Swisher Hygiene Inc.	40,296	99
*	Hudson Highland Group Inc.	18,270	98
*	Michael Baker Corp.	4,038	96
*	Orion Marine Group Inc.	12,711	92
*	USA Truck Inc.	11,774	91
*	Willis Lease Finance Corp.	6,897	90
*	American Railcar Industries Inc.	3,786	89
*	Pike Electric Corp.	10,717	88
*	Northwest Pipe Co.	4,138	88
*	Ducommun Inc.	6,959	83
	Schawk Inc. Class A	6,570	82
	Preformed Line Products Co.	1,227	80
*	TRC Cos. Inc.	13,085	80
*	NN Inc.	9,782	80

*	BlueLinx Holdings Inc.	30,118	80
*	NCI Building Systems Inc.	6,866	79
	International Shipholding Corp.	3,283	76
	Douglas Dynamics Inc.	5,504	76
*	EnerNOC Inc.	10,170	73
*	Kratos Defense & Security Solutions Inc.	13,684	73
*	Roadrunner Transportation Systems Inc.	4,152	72
	SeaCube Container Leasing Ltd.	4,160	72
*	Key Technology Inc.	5,155	68
	LSI Industries Inc.	9,079	67
*	Hurco Cos. Inc.	2,292	65
	Courier Corp.	5,480	64
*	Valence Technology Inc.	78,290	63
*	Energy Recovery Inc.	27,356	63
*	Ameresco Inc. Class A	4,642	63
*	Hill International Inc.	15,822	62
	Asta Funding Inc.	7,505	61
*	Ultralife Corp.	11,350	59
*	Eagle Bulk Shipping Inc.	28,511	55
*	PowerSecure International Inc.	9,123	55
	Baltic Trading Ltd.	13,281	55
*	Thermon Group Holdings Inc.	2,620	54
*	Asset Acceptance Capital Corp.	10,857	51
*	Xerium Technologies Inc.	7,688	50
	Barrett Business Services Inc.	2,491	49
*	AT Cross Co. Class A	3,822	46
	Lawson Products Inc.	2,928	44
*	Patriot Transportation Holding Inc.	1,824	42
	PAM Transportation Services Inc.	3,724	42
*	Magnetek Inc.	2,118	41
*	RPX Corp.	2,356	40
	Argan Inc.	2,465	40
*	Zipcar Inc.	2,600	39
*	SL Industries Inc.	1,950	38
	LS Starrett Co. Class A	2,650	34
	VSE Corp.	1,353	34
*	Orion Energy Systems Inc.	13,048	31
*	Active Power Inc.	38,722	30
	Hardinge Inc.	3,155	30
*	Integrated Electrical Services Inc.	7,350	28
*	Tecumseh Products Co. Class A	6,781	27
*	Covenant Transportation Group Inc. Class A	8,013	26
*	Broadwind Energy Inc.	53,910	25
*	Innovative Solutions & Support Inc.	5,724	25
*	Sparton Corp.	2,504	24
*	Heritage-Crystal Clean Inc.	1,092	22
*	Franklin Covey Co.	2,286	22
*	Coleman Cable Inc.	2,064	20
*	Omega Flex Inc.	1,403	18
*,^ Hoku Corp.		28,093	18
*	Pinnacle Airlines Corp.	11,988	16
	Virco Manufacturing	7,831	16
*	Satcon Technology Corp.	43,610	16
	US Home Systems Inc.	1,619	15
*	Astronics Corp. Class B	369	14
*	KEYW Holding Corp.	1,668	13
*	Plug Power Inc.	9,836	13

* Lime Energy Co.	3,621	10
Ceco Environmental Corp.	1,246	10
Sypris Solutions Inc.	2,100	9
Standard Register Co.	6,708	8
* Innotrac Corp.	5,748	7
* Frozen Food Express Industries	6,120	7
* Altair Nanotechnologies Inc.	11,679	7
* Arotech Corp.	4,507	6
* Tecumseh Products Co. Class B	1,000	4
Eastern Co.	156	3
* PGT Inc.	664	1
		1,077,359
Information Technology (12.0%)
* Apple Inc.	578,703	346,915
International Business Machines Corp.	733,881	153,124
Microsoft Corp.	4,714,104	152,030
* Google Inc. Class A	159,408	102,219
Intel Corp.	3,170,654	89,127
Oracle Corp.	2,512,935	73,277
QUALCOMM Inc.	1,046,631	71,192
Cisco Systems Inc.	3,347,815	70,806
Visa Inc. Class A	324,725	38,318
* EMC Corp.	1,270,586	37,965
Hewlett-Packard Co.	1,237,153	29,481
Mastercard Inc. Class A	68,010	28,601
* eBay Inc.	723,510	26,690
Accenture plc Class A	399,173	25,747
Texas Instruments Inc.	711,414	23,911
Automatic Data Processing Inc.	304,482	16,804
* Dell Inc.	1,007,176	16,719
* Cognizant Technology Solutions Corp. Class A	188,290	14,489
Corning Inc.	979,290	13,788
* Salesforce.com Inc.	80,461	12,432
Broadcom Corp. Class A	302,977	11,907
* Yahoo! Inc.	734,412	11,178
Intuit Inc.	175,947	10,580
* Adobe Systems Inc.	306,090	10,502
* NetApp Inc.	229,306	10,266
Applied Materials Inc.	821,308	10,217
TE Connectivity Ltd.	264,144	9,707
* Citrix Systems Inc.	116,294	9,177
Motorola Solutions Inc.	172,572	8,772
* Symantec Corp.	458,821	8,580
Altera Corp.	199,682	7,951
* Juniper Networks Inc.	328,355	7,513
Analog Devices Inc.	185,783	7,506
* SanDisk Corp.	149,899	7,433
* Red Hat Inc.	120,197	7,199
* Teradata Corp.	104,219	7,103
Seagate Technology plc	261,395	7,045
Xerox Corp.	864,622	6,986
* Motorola Mobility Holdings Inc.	177,525	6,966
Western Union Co.	386,813	6,808
CA Inc.	245,716	6,772
* F5 Networks Inc.	49,837	6,726
Paychex Inc.	203,146	6,295
Amphenol Corp. Class A	103,260	6,172

* Fiserv Inc.	87,743	6,088
* Western Digital Corp.	145,767	6,033
* VMware Inc. Class A	53,450	6,006
* Autodesk Inc.	141,194	5,975
Xilinx Inc.	163,548	5,958
* NVIDIA Corp.	380,247	5,852
KLA-Tencor Corp.	103,998	5,660
Avago Technologies Ltd.	137,776	5,369
Maxim Integrated Products Inc.	181,883	5,200
* Marvell Technology Group Ltd.	320,530	5,042
Fidelity National Information Services Inc.	151,100	5,004
Linear Technology Corp.	142,135	4,790
* Equinix Inc.	29,514	4,647
* Micron Technology Inc.	557,646	4,517
Microchip Technology Inc.	119,301	4,438
* BMC Software Inc.	106,247	4,267
* Trimble Navigation Ltd.	77,100	4,196
* Akamai Technologies Inc.	113,945	4,182
Activision Blizzard Inc.	321,422	4,121
* Alliance Data Systems Corp.	31,512	3,969
* Nuance Communications Inc.	151,030	3,863
* Rackspace Hosting Inc.	65,546	3,788
* ANSYS Inc.	57,777	3,757
VeriSign Inc.	94,391	3,619
* Informatica Corp.	66,407	3,513
* Avnet Inc.	94,097	3,424
* Electronic Arts Inc.	207,030	3,412
* VeriFone Systems Inc.	65,726	3,409
* Lam Research Corp.	76,294	3,404
Harris Corp.	73,927	3,333
* Flextronics International Ltd.	452,119	3,269
* Skyworks Solutions Inc.	117,479	3,248
* TIBCO Software Inc.	103,096	3,144
* LSI Corp.	354,507	3,077
* Arrow Electronics Inc.	70,866	2,974
* Advanced Micro Devices Inc.	370,555	2,972
Jabil Circuit Inc.	117,078	2,941
Computer Sciences Corp.	96,652	2,894
* Atmel Corp.	288,133	2,841
* MICROS Systems Inc.	49,965	2,763
* Synopsys Inc.	89,733	2,751
Factset Research Systems Inc.	26,879	2,662
* Riverbed Technology Inc.	91,718	2,575
* ON Semiconductor Corp.	281,547	2,537
FLIR Systems Inc.	98,332	2,489
Total System Services Inc.	107,197	2,473
IAC/InterActiveCorp	48,804	2,396
Global Payments Inc.	49,413	2,346
* Gartner Inc.	53,661	2,288
* SAIC Inc.	170,947	2,256
* Rovi Corp.	69,008	2,246
* Cree Inc.	68,700	2,173
* Novellus Systems Inc.	42,982	2,145
* NCR Corp.	97,990	2,127
* Polycom Inc.	111,108	2,119
* JDS Uniphase Corp.	146,209	2,119
* Parametric Technology Corp.	73,625	2,057

* Ariba Inc.	62,621	2,048
Solera Holdings Inc.	44,140	2,026
* Cadence Design Systems Inc.	170,719	2,021
* Teradyne Inc.	115,002	1,942
Broadridge Financial Solutions Inc.	77,357	1,850
Molex Inc.	65,596	1,845
* Ingram Micro Inc.	97,314	1,806
* Brocade Communications Systems Inc.	305,452	1,756
Jack Henry & Associates Inc.	51,355	1,752
MercadoLibre Inc.	17,910	1,751
National Instruments Corp.	60,160	1,716
* Concur Technologies Inc.	28,625	1,642
Lexmark International Inc. Class A	49,035	1,630
* Fortinet Inc.	57,801	1,598
* NeuStar Inc. Class A	41,070	1,530
* QLIK Technologies Inc.	46,724	1,495
* Wright Express Corp.	22,804	1,476
* Tech Data Corp.	26,887	1,459
Diebold Inc.	37,518	1,445
Cypress Semiconductor Corp.	91,253	1,426
Lender Processing Services Inc.	53,130	1,381
* Zebra Technologies Corp.	33,166	1,366
* Anixter International Inc.	18,360	1,332
* CommVault Systems Inc.	26,062	1,294
DST Systems Inc.	23,154	1,256
* Compuware Corp.	136,417	1,254
* Dolby Laboratories Inc. Class A	32,370	1,232
* SolarWinds Inc.	31,843	1,231
* Viasat Inc.	25,301	1,220
* FEI Co.	24,492	1,203
* Taleo Corp. Class A	25,830	1,186
ADTRAN Inc.	37,706	1,176
* Microsemi Corp.	54,807	1,175
* LinkedIn Corp. Class A	11,500	1,173
* Semtech Corp.	41,146	1,171
* Itron Inc.	25,729	1,168
Plantronics Inc.	28,878	1,163
* Fairchild Semiconductor International Inc. Class A	78,680	1,157
* Aspen Technology Inc.	56,260	1,155
* QLogic Corp.	64,965	1,154
* AOL Inc.	60,441	1,147
* Zynga Inc. Class A	86,871	1,142
* Finisar Corp.	56,682	1,142
* Ultimate Software Group Inc.	15,459	1,133
* Aruba Networks Inc.	49,966	1,113
* Silicon Laboratories Inc.	25,867	1,112
* Vishay Intertechnology Inc.	90,390	1,099
Cognex Corp.	25,128	1,064
* IPG Photonics Corp.	20,418	1,063
Fair Isaac Corp.	24,035	1,055
* PMC - Sierra Inc.	144,786	1,047
* ValueClick Inc.	51,347	1,014
* International Rectifier Corp.	43,526	1,004
* Convergys Corp.	75,148	1,003
InterDigital Inc.	28,723	1,001
* ACI Worldwide Inc.	24,590	990
* Progress Software Corp.	41,520	981

* Acme Packet Inc.	35,586	979
* Ciena Corp.	60,185	974
* VistaPrint NV	25,102	970
* CACI International Inc. Class A	15,550	969
* Hittite Microwave Corp.	17,774	965
* Universal Display Corp.	25,816	943
MKS Instruments Inc.	31,484	930
* Cirrus Logic Inc.	38,771	923
* Cymer Inc.	18,412	921
Blackbaud Inc.	27,670	919
Littelfuse Inc.	14,634	918
* Netgear Inc.	23,688	905
* TiVo Inc.	75,243	902
* Cavium Inc.	29,158	902
* FleetCor Technologies Inc.	23,266	902
* Coherent Inc.	15,462	902
* WebMD Health Corp.	34,936	894
* First Solar Inc.	35,517	890
Intersil Corp. Class A	79,131	886
* CoreLogic Inc.	53,923	880
* Sourcefire Inc.	18,272	879
Sapient Corp.	70,173	874
* Quest Software Inc.	37,423	871
Tellabs Inc.	214,900	870
* Mentor Graphics Corp.	58,397	868
* RF Micro Devices Inc.	173,348	863
MAXIMUS Inc.	21,184	862
j2 Global Inc.	29,676	851
* Arris Group Inc.	70,516	797
* Entegris Inc.	84,939	793
* DealerTrack Holdings Inc.	26,184	792
* Plexus Corp.	22,023	771
* Fusion-io Inc.	26,800	761
* MicroStrategy Inc. Class A	5,417	758
* Synaptics Inc.	20,736	757
* Omnivision Technologies Inc.	37,841	757
* NetSuite Inc.	15,008	755
* Acxiom Corp.	50,866	747
* Monster Worldwide Inc.	76,186	743
* JDA Software Group Inc.	26,754	735
* Veeco Instruments Inc.	25,689	735
* TriQuint Semiconductor Inc.	105,149	725
* OSI Systems Inc.	11,743	720
Heartland Payment Systems Inc.	24,822	716
* Take-Two Interactive Software Inc.	45,513	700
* Tyler Technologies Inc.	18,077	694
Power Integrations Inc.	18,197	675
* Integrated Device Technology Inc.	94,091	673
* Manhattan Associates Inc.	14,059	668
* Scansource Inc.	17,438	651
* GT Advanced Technologies Inc.	78,674	651
* 3D Systems Corp.	27,039	636
* EchoStar Corp. Class A	22,086	621
* Cardtronics Inc.	23,620	620
* Euronet Worldwide Inc.	29,540	617
Syntel Inc.	10,992	616
Ebix Inc.	26,482	613

* Constant Contact Inc.	20,546	612
* SYNNEX Corp.	16,028	611
Brooks Automation Inc.	48,844	602
* FARO Technologies Inc.	10,277	599
* Sanmina-SCI Corp.	52,037	596
* Benchmark Electronics Inc.	35,965	593
* Insight Enterprises Inc.	26,201	575
* Kenexa Corp.	18,189	568
Cabot Microelectronics Corp.	14,507	564
* Advent Software Inc.	21,771	557
* Electronics for Imaging Inc.	33,499	557
* Websense Inc.	26,056	550
* Bottomline Technologies Inc.	19,459	544
* Tessera Technologies Inc.	31,203	538
* Diodes Inc.	22,810	529
* LivePerson Inc.	31,356	526
* Bankrate Inc.	21,100	522
* ATMI Inc.	22,346	521
Earthlink Inc.	65,092	520
* MEMC Electronic Materials Inc.	142,472	514
* Lattice Semiconductor Corp.	79,827	513
* Emulex Corp.	49,039	509
Comtech Telecommunications Corp.	15,459	504
* Amkor Technology Inc.	81,098	498
* Unisys Corp.	25,238	498
* Synchronoss Technologies Inc.	15,587	498
* BroadSoft Inc.	12,945	495
Mantech International Corp. Class A	14,170	488
* Rofin-Sinar Technologies Inc.	18,325	483
* Digital River Inc.	25,673	480
MTS Systems Corp.	8,988	477
Molex Inc. Class A	20,300	476
* Liquidity Services Inc.	10,487	470
* Kulicke & Soffa Industries Inc.	37,673	468
* VirnetX Holding Corp.	19,457	466
* Volterra Semiconductor Corp.	13,250	456
AVX Corp.	34,043	451
* OpenTable Inc.	11,097	449
* Loral Space & Communications Inc.	5,599	446
* ExlService Holdings Inc.	16,207	445
* Stratasys Inc.	11,859	433
* Ancestry.com Inc.	18,903	430
* Monolithic Power Systems Inc.	21,753	428
* Spansion Inc. Class A	34,463	420
* Infinera Corp.	51,639	419
* Rogers Corp.	10,800	418
* TNS Inc.	18,358	399
* Silicon Image Inc.	67,700	398
* SS&C Technologies Holdings Inc.	16,611	388
* Freescale Semiconductor Holdings I Ltd.	25,123	387
* InfoSpace Inc.	30,044	385
* Rambus Inc.	59,401	383
* RealPage Inc.	19,827	380
NIC Inc.	30,927	375
* Checkpoint Systems Inc.	33,135	374
* Ultratech Inc.	12,896	374
Forrester Research Inc.	11,313	367

*	Quantum Corp.	138,972	364
*	iGate Corp.	21,476	360
*	CSG Systems International Inc.	23,556	357
*	Applied Micro Circuits Corp.	51,107	355
*	Sonus Networks Inc.	122,191	354
*	Maxwell Technologies Inc.	19,213	352
	OPNET	12,081	350
*	Accelrys Inc.	43,292	345
*	Standard Microsystems Corp.	13,310	344
*	LogMeIn Inc.	9,721	342
*	Netscout Systems Inc.	16,790	341
	Pegasystems Inc.	8,936	341
*	DTS Inc.	11,187	338
*	Newport Corp.	19,063	338
*	Ixia	26,912	336
*	comScore Inc.	15,478	331
*	Harmonic Inc.	59,501	325
*	Power-One Inc.	71,368	325
*	Rudolph Technologies Inc.	29,025	322
	Electro Scientific Industries Inc.	21,052	316
	Micrel Inc.	30,381	312
*	Brightpoint Inc.	38,588	311
*	TeleTech Holdings Inc.	19,199	309
*	RealD Inc.	22,888	309
	Black Box Corp.	12,100	309
*	Exar Corp.	36,706	308
*	Dice Holdings Inc.	32,822	306
*	Verint Systems Inc.	9,260	300
	Park Electrochemical Corp.	9,837	297
*	Move Inc.	30,269	294
*	Global Cash Access Holdings Inc.	37,664	294
*	TTM Technologies Inc.	25,552	294
*	ServiceSource International Inc.	18,700	289
*	Ceva Inc.	12,676	288
*,^ Higher One Holdings Inc.		19,234	288
*	PROS Holdings Inc.	15,264	285
*	IXYS Corp.	21,450	283
	Electro Rent Corp.	14,869	274
	Badger Meter Inc.	8,007	272
*	Cornerstone OnDemand Inc.	12,418	271
*	Sycamore Networks Inc.	15,224	270
*	Extreme Networks	70,435	270
*	VASCO Data Security International Inc.	24,743	267
	CTS Corp.	25,355	267
*	Monotype Imaging Holdings Inc.	17,718	264
*	Avid Technology Inc.	23,677	260
*	LoopNet Inc.	13,495	253
*	Entropic Communications Inc.	43,317	253
*	Advanced Energy Industries Inc.	19,169	251
*	Intermec Inc.	32,472	251
*	LTX-Credence Corp.	34,626	249
*	Oplink Communications Inc.	13,810	236
*	Fabrinet	13,201	234
	EPIQ Systems Inc.	19,184	232
*	Formfactor Inc.	41,106	229
*	Super Micro Computer Inc.	12,953	226
*	STEC Inc.	23,808	225

* Interactive Intelligence Group Inc.	7,301	223
* Silicon Graphics International Corp.	22,965	222
* Internap Network Services Corp.	30,080	221
* Perficient Inc.	18,366	221
* Measurement Specialties Inc.	6,362	214
* Integrated Silicon Solution Inc.	18,910	211
* KIT Digital Inc.	29,190	210
* RealNetworks Inc.	20,895	208
* Stamps.com Inc.	7,410	207
* Openwave Systems Inc.	89,483	203
* Mercury Computer Systems Inc.	15,276	202
* Kemet Corp.	21,233	199
* Nanometrics Inc.	10,633	197
* OCZ Technology Group Inc.	27,895	195
* Zygo Corp.	9,810	192
Daktronics Inc.	21,381	190
United Online Inc.	38,801	190
Methode Electronics Inc.	20,236	188
Keynote Systems Inc.	9,464	187
* CIBER Inc.	42,118	179
* Glu Mobile Inc.	36,728	178
* Zix Corp.	60,346	176
* Globecomm Systems Inc.	12,058	175
* PDF Solutions Inc.	20,342	171
ModusLink Global Solutions Inc.	31,617	171
DDi Corp.	13,902	170
* Net 1 UEPS Technologies Inc.	18,751	169
* Convio Inc.	10,922	169
* Limelight Networks Inc.	50,752	167
* Multi-Fineline Electronix Inc.	6,031	166
* Saba Software Inc.	16,613	163
* Photronics Inc.	24,374	162
* Anaren Inc.	8,757	161
* Ipass Inc.	61,638	160
Cohu Inc.	13,973	159
* Web.com Group Inc.	10,987	159
* QuinStreet Inc.	14,831	156
Cass Information Systems Inc.	3,636	145
* Axcelis Technologies Inc.	84,122	145
* Symmetricom Inc.	24,781	143
* Oclaro Inc.	36,097	142
* Vocus Inc.	10,704	142
* MIPS Technologies Inc. Class A	25,995	141
* Computer Task Group Inc.	9,180	141
* Calix Inc.	16,174	138
* Actuate Corp.	21,595	136
* Kopin Corp.	33,079	135
* XO Group Inc.	14,166	133
* Imation Corp.	21,124	131
* Digi International Inc.	11,876	131
* Envestnet Inc.	10,295	129
* Hackett Group Inc.	21,481	128
* Lionbridge Technologies Inc.	43,678	126
* Cray Inc.	17,137	125
* STR Holdings Inc.	25,426	123
* FalconStor Software Inc.	32,842	123
* SunPower Corp. Class A	18,921	121

*	CalAmp Corp.	24,411	118
*	Westell Technologies Inc. Class A	50,182	117
*	SciQuest Inc.	7,635	116
*	X-Rite Inc.	25,562	116
*	Mattson Technology Inc.	41,622	115
	Rimage Corp.	11,453	115
*	Seachange International Inc.	14,522	113
*	Ultra Clean Holdings	14,896	112
*	IntraLinks Holdings Inc.	21,215	112
	Pulse Electronics Corp.	44,703	112
	QAD Inc. Class A	8,468	111
*	MoneyGram International Inc.	6,136	110
*	Mindspeed Technologies Inc.	17,301	110
*	Vishay Precision Group Inc.	7,362	109
*	Aviat Networks Inc.	38,549	109
*	GSI Group Inc.	9,003	109
*	Agilysys Inc.	11,474	103
*	Echelon Corp.	23,254	103
	PC-Tel Inc.	15,337	102
*,^ Wave Systems Corp. Class A		54,506	101
*	Virtusa Corp.	5,820	101
	PC Connection Inc.	12,191	100
*	NVE Corp.	1,868	99
*	Inphi Corp.	6,959	99
*	KVH Industries Inc.	9,261	97
*	ShoreTel Inc.	16,884	96
	Telular Corp.	11,113	94
*	Pericom Semiconductor Corp.	11,541	93
*	Aeroflex Holding Corp.	8,237	92
*	Intevac Inc.	10,787	92
*	Immersion Corp.	16,249	89
	American Software Inc. Class A	10,339	89
*	support.com Inc.	27,817	88
*	Anadigics Inc.	36,691	87
*	Rubicon Technology Inc.	8,106	85
*	SPS Commerce Inc.	3,137	84
*	DSP Group Inc.	12,416	83
*	PLX Technology Inc.	20,417	82
*	Radisys Corp.	10,993	81
*	Novatel Wireless Inc.	24,087	81
*	Dot Hill Systems Corp.	53,184	80
	Bel Fuse Inc. Class A	4,000	78
*	Callidus Software Inc.	9,770	76
*	Sigma Designs Inc.	14,565	75
	Marchex Inc. Class B	16,895	75
*	AXT Inc.	11,736	75
*	Dynamics Research Corp.	7,548	73
*	Supertex Inc.	3,989	72
*	Emcore Corp.	15,100	72
*	MoSys Inc.	16,896	67
*	Deltek Inc.	6,154	66
*	Identive Group Inc.	31,300	65
*	FSI International Inc.	13,302	65
*	Online Resources Corp.	22,640	65
*	Active Network Inc.	3,751	63
*	QuickLogic Corp.	21,808	60
*	PC Mall Inc.	9,786	59

*	Digimarc Corp.	2,096	59
*	LeCroy Corp.	5,053	52
*	Travelzoo Inc.	2,240	52
*	Rosetta Stone Inc.	4,886	50
*	Ramtron International Corp.	25,125	50
*	Demand Media Inc.	6,864	50
*	Responsys Inc.	4,100	49
*	TeleNav Inc.	6,980	49
*	GSI Technology Inc.	11,375	48
*	Opnext Inc.	30,704	48
*	Smith Micro Software Inc.	19,707	46
*	ePlus Inc.	1,420	45
*	Datalink Corp.	4,648	44
	Richardson Electronics Ltd.	3,681	44
*	Official Payments Holdings Inc. Class B	8,667	44
*	LoJack Corp.	11,044	44
	TheStreet Inc.	19,297	43
*	GTSI Corp.	8,434	42
*	Transwitch Corp.	15,699	41
*	Transact Technologies Inc.	5,204	41
*	ID Systems Inc.	6,824	41
*	Aware Inc.	10,422	41
	Bel Fuse Inc. Class B	2,233	39
*	LRAD Corp.	25,183	39
*	THQ Inc.	66,940	37
*	TeleCommunication Systems Inc. Class A	13,167	37
*	Echo Global Logistics Inc.	2,155	35
*	Hutchinson Technology Inc.	15,740	35
*	Newtek Business Services Inc.	22,635	34
*	Edgewater Technology Inc.	8,642	34
*	Magnachip Semiconductor Corp.	2,800	34
*	Powerwave Technologies Inc.	16,275	33
*,^ Motricity Inc.		29,175	32
*	Autobytel Inc.	32,774	32
*	Guidance Software Inc.	2,847	31
*	Reis Inc.	3,475	31
*	Viasystems Group Inc.	1,616	31
*	Network Engines Inc.	21,345	31
*	PRGX Global Inc.	4,784	30
*	AuthenTec Inc.	9,175	29
*	Research Frontiers Inc.	7,828	28
*	GSE Systems Inc.	11,559	28
*	Network Equipment Technologies Inc.	24,020	26
*	Innodata Isogen Inc.	4,766	26
*	Zhone Technologies Inc.	21,824	25
	Crexendo Inc.	7,385	25
*	Pervasive Software Inc.	3,948	24
*	Amtech Systems Inc.	2,616	22
*	Microvision Inc.	7,912	22
	Evolving Systems Inc.	3,847	21
*	Planar Systems Inc.	9,036	21
*	Numerex Corp. Class A	2,145	21
*	StarTek Inc.	9,400	21
*	Comverge Inc.	10,900	20
*	NCI Inc. Class A	3,078	20
*	TechTarget Inc.	2,321	16
*	Frequency Electronics Inc.	1,877	16

* iGO Inc.	18,184	15
* Concurrent Computer Corp.	4,233	15
* MaxLinear Inc.	2,694	15
* Alpha & Omega Semiconductor Ltd.	1,523	15
* Looksmart Ltd.	12,032	13
* Lantronix Inc.	4,400	12
QAD Inc. Class B	922	12
* Market Leader Inc.	3,100	11
* Superconductor Technologies Inc.	13,815	11
* SRS Labs Inc.	1,548	11
* Information Services Group Inc.	8,116	11
* Pixelworks Inc.	4,533	10
* Mitel Networks Corp.	2,411	10
* Cinedigm Digital Cinema Corp. Class A	6,083	10
* Bsquare Corp.	2,800	9
MOCON Inc.	551	9
* Meru Networks Inc.	2,198	9
* Parkervision Inc.	8,145	9
* Ditech Networks Inc.	8,294	8
* Management Network Group Inc.	3,023	7
* Ikanos Communications Inc.	10,260	7
* Performance Technologies Inc.	2,900	7
* PAR Technology Corp.	1,513	7
* Wireless Telecom Group Inc.	5,909	7
* Presstek Inc.	11,967	7
* WebMediaBrands Inc.	6,017	6
* NAPCO Security Technologies Inc.	1,948	6
* CyberOptics Corp.	593	6
* Qualstar Corp.	2,400	5
* BTU International Inc.	1,419	4
* Selectica Inc.	1,020	4
* Intellicheck Mobilisa Inc.	1,597	3
* Document Security Systems Inc.	773	2
* Spark Networks Inc.	400	2
* Rainmaker Systems Inc.	2,180	2
* Mattersight Corp.	91	1
		1,933,973
Materials (2.4%)
EI du Pont de Nemours & Co.	575,279	30,432
Monsanto Co.	333,433	26,595
Dow Chemical Co.	735,896	25,491
Freeport-McMoRan Copper & Gold Inc.	590,393	22,459
Praxair Inc.	186,703	21,404
Newmont Mining Corp.	308,346	15,809
Air Products & Chemicals Inc.	131,238	12,048
Ecolab Inc.	186,874	11,534
Mosaic Co.	190,384	10,526
PPG Industries Inc.	96,106	9,207
International Paper Co.	258,387	9,069
Nucor Corp.	197,099	8,465
LyondellBasell Industries NV Class A	179,709	7,844
CF Industries Holdings Inc.	40,757	7,444
Alcoa Inc.	662,628	6,640
Cliffs Natural Resources Inc.	90,141	6,243
Sherwin-Williams Co.	54,968	5,973
Sigma-Aldrich Corp.	75,295	5,501
FMC Corp.	44,119	4,670

	Celanese Corp. Class A	97,552	4,505
	Eastman Chemical Co.	86,652	4,479
	Ball Corp.	96,367	4,132
	Airgas Inc.	45,076	4,010
*	Crown Holdings Inc.	94,434	3,478
	Vulcan Materials Co.	80,747	3,450
	Albemarle Corp.	53,613	3,427
	MeadWestvaco Corp.	106,676	3,370
	Ashland Inc.	48,673	2,972
	Rock-Tenn Co. Class A	43,834	2,961
	International Flavors & Fragrances Inc.	50,388	2,953
	Valspar Corp.	55,569	2,683
*	WR Grace & Co.	46,020	2,660
	Reliance Steel & Aluminum Co.	46,623	2,633
	United States Steel Corp.	89,509	2,629
	Allegheny Technologies Inc.	62,788	2,585
	Martin Marietta Materials Inc.	28,499	2,440
*	Owens-Illinois Inc.	102,840	2,400
	Royal Gold Inc.	36,582	2,386
	Domtar Corp.	24,461	2,333
	Walter Energy Inc.	38,889	2,303
	Aptargroup Inc.	41,142	2,253
	RPM International Inc.	81,777	2,142
	Solutia Inc.	76,239	2,130
*	Rockwood Holdings Inc.	40,663	2,121
	Sealed Air Corp.	108,179	2,089
	Bemis Co. Inc.	64,537	2,084
	Sonoco Products Co.	62,091	2,061
	Steel Dynamics Inc.	129,360	1,881
	Packaging Corp. of America	62,527	1,850
	Cytec Industries Inc.	29,569	1,798
	Cabot Corp.	40,524	1,730
*	Allied Nevada Gold Corp.	52,760	1,716
	Huntsman Corp.	119,944	1,680
	Compass Minerals International Inc.	20,515	1,472
	Scotts Miracle-Gro Co. Class A	27,044	1,465
	Carpenter Technology Corp.	27,751	1,449
	Silgan Holdings Inc.	30,403	1,344
*	Coeur d'Alene Mines Corp.	55,823	1,325
	NewMarket Corp.	6,993	1,311
*,^ Molycorp Inc.		36,693	1,241
	Sensient Technologies Corp.	30,059	1,142
	Olin Corp.	50,471	1,098
	Commercial Metals Co.	71,694	1,063
*	Chemtura Corp.	61,626	1,046
	HB Fuller Co.	31,120	1,022
	Eagle Materials Inc.	26,515	921
*	Stillwater Mining Co.	72,811	920
*	AbitibiBowater Inc.	61,126	873
	Buckeye Technologies Inc.	24,934	847
	PolyOne Corp.	58,128	837
	Greif Inc. Class A	14,904	833
*	Georgia Gulf Corp.	23,814	831
	Hecla Mining Co.	174,415	806
	Westlake Chemical Corp.	12,407	804
*	Intrepid Potash Inc.	32,931	801
*	Louisiana-Pacific Corp.	85,159	796

Titanium Metals Corp.	55,890	758
Minerals Technologies Inc.	11,415	747
Worthington Industries Inc.	36,052	692
Schweitzer-Mauduit International Inc.	9,992	690
Innophos Holdings Inc.	13,429	673
* SunCoke Energy Inc.	44,847	637
Schnitzer Steel Industries Inc.	15,012	599
* Calgon Carbon Corp.	37,780	590
Globe Specialty Metals Inc.	39,325	585
* OM Group Inc.	20,610	567
* Kraton Performance Polymers Inc.	20,721	551
* McEwen Mining Inc.	123,182	547
Balchem Corp.	17,957	543
Boise Inc.	65,617	539
A Schulman Inc.	19,766	534
AK Steel Holding Corp.	65,854	498
PH Glatfelter Co.	31,524	497
* KapStone Paper and Packaging Corp.	23,221	457
Haynes International Inc.	7,134	452
* Clearwater Paper Corp.	13,582	451
AMCOL International Corp.	15,057	444
Texas Industries Inc.	12,672	444
Gold Resource Corp.	17,793	433
Koppers Holdings Inc.	11,205	432
* Innospec Inc.	14,207	432
* Horsehead Holding Corp.	35,137	400
* RTI International Metals Inc.	17,009	392
Kaiser Aluminum Corp.	8,236	389
Neenah Paper Inc.	12,641	376
Deltic Timber Corp.	5,907	374
* Graphic Packaging Holding Co.	67,282	371
Stepan Co.	4,073	358
* LSB Industries Inc.	8,998	350
* Materion Corp.	11,837	340
* Century Aluminum Co.	37,454	333
* Ferro Corp.	50,372	299
* Flotek Industries Inc.	24,814	298
Kronos Worldwide Inc.	11,643	290
Wausau Paper Corp.	27,396	257
Tredegar Corp.	13,065	256
* TPC Group Inc.	5,653	250
American Vanguard Corp.	11,511	250
* Zoltek Cos. Inc.	20,755	235
Quaker Chemical Corp.	5,839	230
Zep Inc.	15,483	223
Myers Industries Inc.	14,077	208
* Golden Minerals Co.	22,447	189
* Omnova Solutions Inc.	27,643	187
Olympic Steel Inc.	7,619	183
* Paramount Gold and Silver Corp.	76,845	174
Noranda Aluminum Holding Corp.	17,348	173
* AM Castle & Co.	13,579	172
* Headwaters Inc.	37,623	157
* Mercer International Inc.	18,278	146
Hawkins Inc.	3,722	138
* General Moly Inc.	41,093	138
* Spartech Corp.	23,481	115

*	Landec Corp.	16,622	109
*	Universal Stainless & Alloy	2,437	104
*	US Energy Corp. Wyoming	20,313	64
*	Senomyx Inc.	19,437	53
*	Penford Corp.	7,276	49
*	AEP Industries Inc.	1,000	35
*	ADA-ES Inc.	1,360	33
*	Metals USA Holdings Corp.	2,056	30
*	Verso Paper Corp.	13,766	26
	Chase Corp.	1,579	25
*	United States Lime & Minerals Inc.	399	24
	KMG Chemicals Inc.	799	14
*	Midway Gold Corp.	8,472	12
*	Solitario Exploration & Royalty Corp.	5,095	7
*	Ampal American Israel Class A	28,551	7
*	American Pacific Corp.	418	3
			384,563
Telecommunication Services (1.5%)
	AT&T Inc.	3,689,877	115,235
	Verizon Communications Inc.	1,763,248	67,409
	CenturyLink Inc.	384,887	14,876
*	Crown Castle International Corp.	177,108	9,447
*	Sprint Nextel Corp.	1,867,602	5,323
	Windstream Corp.	363,903	4,261
*	SBA Communications Corp. Class A	72,072	3,662
	Frontier Communications Corp.	622,241	2,595
*	Level 3 Communications Inc.	97,518	2,509
*	tw telecom inc Class A	88,519	1,961
*	NII Holdings Inc.	106,452	1,949
*	MetroPCS Communications Inc.	158,964	1,434
	Telephone & Data Systems Inc.	60,219	1,394
*	AboveNet Inc.	13,826	1,145
*	Cincinnati Bell Inc.	135,207	543
*	Cogent Communications Group Inc.	24,339	464
*	Clearwire Corp. Class A	169,276	386
*	United States Cellular Corp.	9,323	382
*	Premiere Global Services Inc.	35,697	323
	Atlantic Tele-Network Inc.	8,377	305
*	Leap Wireless International Inc.	34,432	301
	Consolidated Communications Holdings Inc.	14,920	293
	NTELOS Holdings Corp.	10,903	226
*	8x8 Inc.	51,972	218
*	Neutral Tandem Inc.	17,244	210
*	General Communication Inc. Class A	23,728	207
*	Vonage Holdings Corp.	88,277	195
	SureWest Communications	8,560	193
	Shenandoah Telecommunications Co.	14,034	156
	USA Mobility Inc.	11,182	156
	HickoryTech Corp.	13,550	140
*	Iridium Communications Inc.	14,347	126
	Lumos Networks Corp.	11,015	118
*	Cbeyond Inc.	13,696	109
*,^ Globalstar Inc.		146,155	102
*	ORBCOMM Inc.	25,091	97
	IDT Corp. Class B	10,156	95
	Alaska Communications Systems Group Inc.	24,367	75
*	Towerstream Corp.	13,637	65

Warwick Valley Telephone Co.	1,457	22
		238,707
Utilities (2.0%)
Southern Co.	536,776	24,117
Exelon Corp.	530,397	20,797
Dominion Resources Inc.	354,857	18,172
Duke Energy Corp.	830,237	17,443
NextEra Energy Inc.	250,222	15,284
FirstEnergy Corp.	260,744	11,887
American Electric Power Co. Inc.	301,127	11,617
PG&E Corp.	252,606	10,966
Consolidated Edison Inc.	182,382	10,655
PPL Corp.	359,929	10,172
Progress Energy Inc.	183,645	9,753
Public Service Enterprise Group Inc.	314,847	9,637
Sempra Energy	141,819	8,503
Edison International	192,654	8,190
Xcel Energy Inc.	301,814	7,989
Entergy Corp.	109,667	7,370
DTE Energy Co.	105,498	5,806
* AES Corp.	410,042	5,359
Wisconsin Energy Corp.	144,171	5,072
ONEOK Inc.	61,107	4,990
CenterPoint Energy Inc.	252,251	4,974
Ameren Corp.	151,099	4,923
NiSource Inc.	175,461	4,272
Northeast Utilities	110,523	4,103
American Water Works Co. Inc.	109,657	3,732
SCANA Corp.	76,956	3,510
CMS Energy Corp.	158,412	3,485
* Calpine Corp.	198,920	3,423
OGE Energy Corp.	61,335	3,281
Pinnacle West Capital Corp.	68,087	3,261
NSTAR	64,536	3,138
Alliant Energy Corp.	68,993	2,989
AGL Resources Inc.	72,638	2,849
Pepco Holdings Inc.	141,357	2,670
MDU Resources Group Inc.	118,158	2,646
Integrys Energy Group Inc.	48,869	2,590
ITC Holdings Corp.	32,119	2,471
NV Energy Inc.	147,843	2,383
* NRG Energy Inc.	143,886	2,255
TECO Energy Inc.	127,456	2,237
Questar Corp.	110,536	2,129
National Fuel Gas Co.	43,770	2,106
Westar Energy Inc.	72,800	2,033
UGI Corp.	72,429	1,974
Aqua America Inc.	86,171	1,921
Atmos Energy Corp.	56,649	1,782
Great Plains Energy Inc.	85,311	1,729
Hawaiian Electric Industries Inc.	59,773	1,515
Cleco Corp.	37,989	1,506
Vectren Corp.	51,316	1,491
Piedmont Natural Gas Co. Inc.	45,354	1,409
WGL Holdings Inc.	32,364	1,317
IDACORP Inc.	31,190	1,283
Portland General Electric Co.	47,386	1,184

	Southwest Gas Corp.			27,461	1,174
	New Jersey Resources Corp.			25,859	1,153
	UIL Holdings Corp.			31,339	1,089
*	GenOn Energy Inc.			478,694	996
	South Jersey Industries Inc.			19,055	954
	Avista Corp.			36,683	938
	PNM Resources Inc.			51,171	936
	Allete Inc.			20,495	850
	Unisource Energy Corp.			22,999	841
	NorthWestern Corp.			22,776	808
	Black Hills Corp.			23,425	785
	El Paso Electric Co.			23,424	761
	Northwest Natural Gas Co.			16,673	757
	MGE Energy Inc.			15,021	667
	CH Energy Group Inc.			9,880	659
	Laclede Group Inc.			13,132	512
	California Water Service Group			26,632	485
	Empire District Electric Co.			22,839	465
	Otter Tail Corp.			21,206	460
	American States Water Co.			11,809	427
	Ormat Technologies Inc.			11,849	239
	Central Vermont Public Service Corp.			5,900	208
	SJW Corp.			8,583	207
	Middlesex Water Co.			10,426	197
	Connecticut Water Service Inc.			6,114	173
	Chesapeake Utilities Corp.			4,134	170
	Consolidated Water Co. Ltd.			19,717	156
	York Water Co.			6,131	106
	Unitil Corp.			3,912	105
	Genie Energy Ltd. Class B			10,188	99
*	Cadiz Inc.			9,960	92
*	Dynegy Inc. Class A			70,160	39
	Delta Natural Gas Co. Inc.			545	21
	RGC Resources Inc.			971	18
	Artesian Resources Corp. Class A			702	13
*	Pure Cycle Corp.			5,212	12
*	Synthesis Energy Systems Inc.			7,409	11
*	American DG Energy Inc.			1,259	3
					329,936
Total Common Stocks (Cost $6,433,121)					9,681,600
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (27.8%)
U.S. Government Securities (15.2%)
	United States Treasury Note/Bond	4.750%	5/31/12	100	101
	United States Treasury Note/Bond	1.875%	6/15/12	225	226
	United States Treasury Note/Bond	0.625%	6/30/12	350	350
	United States Treasury Note/Bond	4.875%	6/30/12	475	481
	United States Treasury Note/Bond	4.125%	8/31/12	525	534
	United States Treasury Note/Bond	4.000%	11/15/12	2,600	2,662
	United States Treasury Note/Bond	0.500%	11/30/12	2,625	2,630
	United States Treasury Note/Bond	1.125%	12/15/12	1,650	1,661
	United States Treasury Note/Bond	0.625%	12/31/12	16,400	16,449
	United States Treasury Note/Bond	1.375%	1/15/13	84,200	84,963
	United States Treasury Note/Bond	0.625%	1/31/13	8,800	8,829

United States Treasury Note/Bond	1.375%	2/15/13	16,050	16,211
United States Treasury Note/Bond	0.625%	2/28/13	125	125
United States Treasury Note/Bond	0.750%	3/31/13	1,875	1,884
United States Treasury Note/Bond	1.750%	4/15/13	9,650	9,801
United States Treasury Note/Bond	1.375%	5/15/13	18,675	18,908
United States Treasury Note/Bond	0.500%	5/31/13	15,175	15,215
United States Treasury Note/Bond	3.500%	5/31/13	1,250	1,297
United States Treasury Note/Bond	0.375%	6/30/13	5,485	5,492
United States Treasury Note/Bond	3.375%	6/30/13	475	493
United States Treasury Note/Bond	1.000%	7/15/13	1,150	1,161
United States Treasury Note/Bond	0.375%	7/31/13	1,815	1,817
United States Treasury Note/Bond	0.750%	8/15/13	6,250	6,289
United States Treasury Note/Bond	4.250%	8/15/13	52,625	55,470
United States Treasury Note/Bond	3.125%	8/31/13	31,325	32,578
United States Treasury Note/Bond	0.125%	9/30/13	64,625	64,453
United States Treasury Note/Bond	3.125%	9/30/13	435	453
United States Treasury Note/Bond	0.500%	10/15/13	19,450	19,508
United States Treasury Note/Bond	0.250%	10/31/13	175	175
United States Treasury Note/Bond	2.750%	10/31/13	8,183	8,496
United States Treasury Note/Bond	4.250%	11/15/13	11,860	12,607
United States Treasury Note/Bond	0.250%	11/30/13	4,000	3,994
United States Treasury Note/Bond	1.000%	1/15/14	1,875	1,897
United States Treasury Note/Bond	0.250%	1/31/14	15,200	15,174
United States Treasury Note/Bond	1.750%	1/31/14	4,675	4,794
United States Treasury Note/Bond	1.250%	2/15/14	6,420	6,528
United States Treasury Note/Bond	4.000%	2/15/14	1,825	1,948
United States Treasury Note/Bond	0.250%	2/28/14	1,250	1,248
United States Treasury Note/Bond	1.875%	2/28/14	1,125	1,157
United States Treasury Note/Bond	1.250%	3/15/14	165	168
United States Treasury Note/Bond	1.750%	3/31/14	4,575	4,701
United States Treasury Note/Bond	1.250%	4/15/14	31,750	32,306
United States Treasury Note/Bond	1.875%	4/30/14	44,975	46,359
United States Treasury Note/Bond	1.000%	5/15/14	21,230	21,502
United States Treasury Note/Bond	4.750%	5/15/14	9,850	10,753
United States Treasury Note/Bond	2.250%	5/31/14	2,650	2,755
United States Treasury Note/Bond	0.750%	6/15/14	7,175	7,229
United States Treasury Note/Bond	2.625%	6/30/14	6,550	6,874
United States Treasury Note/Bond	0.625%	7/15/14	26,675	26,800
United States Treasury Note/Bond	2.625%	7/31/14	1,250	1,313
United States Treasury Note/Bond	0.500%	8/15/14	10,800	10,815
United States Treasury Note/Bond	4.250%	8/15/14	54,050	58,898
United States Treasury Note/Bond	2.375%	8/31/14	40,350	42,204
United States Treasury Note/Bond	0.250%	9/15/14	82,315	81,903
United States Treasury Note/Bond	2.375%	9/30/14	5,950	6,233
United States Treasury Note/Bond	0.500%	10/15/14	42,960	42,994
United States Treasury Note/Bond	2.375%	10/31/14	4,150	4,350
United States Treasury Note/Bond	0.375%	11/15/14	14,992	14,950
United States Treasury Note/Bond	4.250%	11/15/14	3,500	3,841
United States Treasury Note/Bond	2.125%	11/30/14	22,350	23,314
United States Treasury Note/Bond	0.250%	12/15/14	11,375	11,306
United States Treasury Note/Bond	2.625%	12/31/14	14,885	15,743
United States Treasury Note/Bond	0.250%	1/15/15	16,000	15,895
United States Treasury Note/Bond	2.250%	1/31/15	10,050	10,537
United States Treasury Note/Bond	0.250%	2/15/15	18,700	18,563
United States Treasury Note/Bond	4.000%	2/15/15	18,225	20,025
United States Treasury Note/Bond	11.250%	2/15/15	2,725	3,555
United States Treasury Note/Bond	2.375%	2/28/15	250	263

United States Treasury Note/Bond	0.375%	3/15/15	13,200	13,148
United States Treasury Note/Bond	2.500%	3/31/15	25	26
United States Treasury Note/Bond	2.500%	4/30/15	9,625	10,193
United States Treasury Note/Bond	4.125%	5/15/15	28,275	31,372
United States Treasury Note/Bond	2.125%	5/31/15	7,375	7,731
United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,621
United States Treasury Note/Bond	1.250%	9/30/15	760	776
United States Treasury Note/Bond	4.500%	11/15/15	22,100	25,101
United States Treasury Note/Bond	9.875%	11/15/15	400	532
United States Treasury Note/Bond	1.375%	11/30/15	150	154
United States Treasury Note/Bond	4.500%	2/15/16	25,025	28,595
United States Treasury Note/Bond	2.125%	2/29/16	50	53
United States Treasury Note/Bond	2.625%	2/29/16	16,850	18,048
United States Treasury Note/Bond	2.375%	3/31/16	4,675	4,965
United States Treasury Note/Bond	2.000%	4/30/16	1,320	1,383
United States Treasury Note/Bond	2.625%	4/30/16	15,000	16,080
United States Treasury Note/Bond	5.125%	5/15/16	15,700	18,435
United States Treasury Note/Bond	7.250%	5/15/16	9,065	11,419
United States Treasury Note/Bond	1.500%	7/31/16	13,875	14,233
United States Treasury Note/Bond	1.000%	8/31/16	1,850	1,857
United States Treasury Note/Bond	3.000%	8/31/16	9,325	10,164
United States Treasury Note/Bond	1.000%	9/30/16	75,675	75,912
United States Treasury Note/Bond	3.000%	9/30/16	9,275	10,116
United States Treasury Note/Bond	1.000%	10/31/16	7,580	7,598
United States Treasury Note/Bond	4.625%	11/15/16	11,425	13,307
United States Treasury Note/Bond	0.875%	11/30/16	807	803
United States Treasury Note/Bond	2.750%	11/30/16	2,475	2,673
United States Treasury Note/Bond	0.875%	12/31/16	165	164
United States Treasury Note/Bond	0.875%	1/31/17	2,950	2,931
United States Treasury Note/Bond	3.125%	1/31/17	16,020	17,607
United States Treasury Note/Bond	4.625%	2/15/17	200	234
United States Treasury Note/Bond	0.875%	2/28/17	11,770	11,684
United States Treasury Note/Bond	3.000%	2/28/17	2,350	2,571
United States Treasury Note/Bond	1.000%	3/31/17	17,400	17,359
United States Treasury Note/Bond	3.250%	3/31/17	21,100	23,355
United States Treasury Note/Bond	3.125%	4/30/17	45,900	50,533
United States Treasury Note/Bond	4.500%	5/15/17	550	643
United States Treasury Note/Bond	8.750%	5/15/17	11,970	16,545
United States Treasury Note/Bond	2.750%	5/31/17	3,830	4,145
United States Treasury Note/Bond	2.500%	6/30/17	39,650	42,401
United States Treasury Note/Bond	2.375%	7/31/17	29,400	31,247
United States Treasury Note/Bond	4.750%	8/15/17	950	1,128
United States Treasury Note/Bond	8.875%	8/15/17	7,000	9,827
United States Treasury Note/Bond	1.875%	8/31/17	16,475	17,072
United States Treasury Note/Bond	1.875%	9/30/17	18,600	19,254
United States Treasury Note/Bond	4.250%	11/15/17	8,020	9,331
United States Treasury Note/Bond	2.750%	12/31/17	19,800	21,434
United States Treasury Note/Bond	3.500%	2/15/18	3,425	3,847
United States Treasury Note/Bond	2.625%	4/30/18	10,775	11,575
United States Treasury Note/Bond	3.875%	5/15/18	6,500	7,460
United States Treasury Note/Bond	2.375%	6/30/18	20,600	21,784
United States Treasury Note/Bond	2.250%	7/31/18	5,250	5,508
United States Treasury Note/Bond	4.000%	8/15/18	3,300	3,823
United States Treasury Note/Bond	1.500%	8/31/18	5,000	5,011
United States Treasury Note/Bond	1.375%	9/30/18	29,600	29,387
United States Treasury Note/Bond	1.750%	10/31/18	45,180	45,872
United States Treasury Note/Bond	3.750%	11/15/18	805	920

United States Treasury Note/Bond	1.375%	11/30/18	13,538	13,403
United States Treasury Note/Bond	1.250%	1/31/19	15,550	15,217
United States Treasury Note/Bond	2.750%	2/15/19	75	81
United States Treasury Note/Bond	8.875%	2/15/19	4,350	6,446
United States Treasury Note/Bond	1.375%	2/28/19	5,450	5,371
United States Treasury Note/Bond	1.500%	3/31/19	12,225	12,128
United States Treasury Note/Bond	3.125%	5/15/19	13,050	14,365
United States Treasury Note/Bond	3.625%	8/15/19	9,300	10,551
United States Treasury Note/Bond	8.125%	8/15/19	4,625	6,716
United States Treasury Note/Bond	3.375%	11/15/19	46,472	51,860
United States Treasury Note/Bond	3.625%	2/15/20	8,270	9,375
United States Treasury Note/Bond	8.500%	2/15/20	2,650	3,970
United States Treasury Note/Bond	3.500%	5/15/20	6,560	7,375
United States Treasury Note/Bond	2.625%	8/15/20	1,400	1,475
United States Treasury Note/Bond	8.750%	8/15/20	7,725	11,871
United States Treasury Note/Bond	2.625%	11/15/20	23,673	24,886
United States Treasury Note/Bond	3.625%	2/15/21	1,950	2,207
United States Treasury Note/Bond	7.875%	2/15/21	19,400	28,788
United States Treasury Note/Bond	3.125%	5/15/21	4,562	4,963
United States Treasury Note/Bond	2.125%	8/15/21	62,265	62,187
United States Treasury Note/Bond	2.000%	11/15/21	22,550	22,191
United States Treasury Note/Bond	8.000%	11/15/21	770	1,169
United States Treasury Note/Bond	2.000%	2/15/22	18,445	18,085
United States Treasury Note/Bond	7.125%	2/15/23	5,600	8,204
United States Treasury Note/Bond	6.250%	8/15/23	31,555	43,679
United States Treasury Note/Bond	7.500%	11/15/24	675	1,037
United States Treasury Note/Bond	6.875%	8/15/25	600	886
United States Treasury Note/Bond	6.000%	2/15/26	10,990	15,149
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,565
United States Treasury Note/Bond	6.500%	11/15/26	1,160	1,679
United States Treasury Note/Bond	6.125%	11/15/27	150	212
United States Treasury Note/Bond	5.500%	8/15/28	12,445	16,639
United States Treasury Note/Bond	5.250%	11/15/28	75	98
United States Treasury Note/Bond	5.250%	2/15/29	8,540	11,170
United States Treasury Note/Bond	6.125%	8/15/29	7,220	10,353
United States Treasury Note/Bond	6.250%	5/15/30	6,520	9,533
United States Treasury Note/Bond	4.750%	2/15/37	200	252
United States Treasury Note/Bond	5.000%	5/15/37	26,348	34,446
United States Treasury Note/Bond	4.375%	2/15/38	9,742	11,661
United States Treasury Note/Bond	3.500%	2/15/39	3,302	3,420
United States Treasury Note/Bond	4.250%	5/15/39	35,000	41,114
United States Treasury Note/Bond	4.500%	8/15/39	20,574	25,129
United States Treasury Note/Bond	4.375%	11/15/39	22,036	26,398
United States Treasury Note/Bond	4.625%	2/15/40	18,260	22,737
United States Treasury Note/Bond	4.375%	5/15/40	950	1,138
United States Treasury Note/Bond	3.875%	8/15/40	7,495	8,266
United States Treasury Note/Bond	4.250%	11/15/40	6,140	7,209
United States Treasury Note/Bond	4.750%	2/15/41	25,088	31,878
United States Treasury Note/Bond	3.750%	8/15/41	31,761	34,232
United States Treasury Note/Bond	3.125%	11/15/41	5,950	5,690
United States Treasury Note/Bond	3.125%	2/15/42	4,400	4,205
				2,450,814
Agency Bonds and Notes (1.9%)
Egypt Government AID Bonds	4.450%	9/15/15	1,400	1,566
2 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	225	228
2 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	125	129
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	175	181

2 Federal Farm Credit Bank	1.375%	6/25/13	390	395
2 Federal Farm Credit Bank	1.125%	2/27/14	700	709
2 Federal Farm Credit Bank	2.625%	4/17/14	1,815	1,896
2 Federal Farm Credit Bank	3.000%	9/22/14	300	318
2 Federal Farm Credit Bank	1.625%	11/19/14	700	719
2 Federal Farm Credit Bank	1.500%	11/16/15	350	358
2 Federal Farm Credit Bank	1.050%	3/28/16	250	251
2 Federal Farm Credit Bank	5.125%	8/25/16	925	1,085
2 Federal Farm Credit Bank	4.875%	1/17/17	850	996
2 Federal Home Loan Banks	3.875%	6/14/13	815	850
2 Federal Home Loan Banks	5.375%	6/14/13	250	265
2 Federal Home Loan Banks	1.875%	6/21/13	2,855	2,910
2 Federal Home Loan Banks	5.125%	8/14/13	1,115	1,188
2 Federal Home Loan Banks	4.000%	9/6/13	2,925	3,077
2 Federal Home Loan Banks	5.250%	9/13/13	1,800	1,927
2 Federal Home Loan Banks	4.500%	9/16/13	1,475	1,564
2 Federal Home Loan Banks	3.625%	10/18/13	5,830	6,123
2 Federal Home Loan Banks	0.375%	11/27/13	17,120	17,120
2 Federal Home Loan Banks	3.125%	12/13/13	3,750	3,922
2 Federal Home Loan Banks	0.875%	12/27/13	8,000	8,071
2 Federal Home Loan Banks	0.375%	1/29/14	1,500	1,499
2 Federal Home Loan Banks	1.375%	5/28/14	1,200	1,224
2 Federal Home Loan Banks	2.500%	6/13/14	200	209
2 Federal Home Loan Banks	5.250%	6/18/14	1,835	2,030
2 Federal Home Loan Banks	5.500%	8/13/14	1,900	2,126
2 Federal Home Loan Banks	4.500%	11/14/14	200	220
2 Federal Home Loan Banks	2.750%	12/12/14	125	132
2 Federal Home Loan Banks	5.625%	6/13/16	300	338
2 Federal Home Loan Banks	5.125%	10/19/16	1,225	1,438
2 Federal Home Loan Banks	4.750%	12/16/16	2,095	2,443
2 Federal Home Loan Banks	4.875%	5/17/17	900	1,065
2 Federal Home Loan Banks	4.875%	9/8/17	405	479
2 Federal Home Loan Banks	5.000%	11/17/17	2,350	2,811
2 Federal Home Loan Banks	5.375%	8/15/18	225	275
2 Federal Home Loan Banks	4.125%	3/13/20	2,575	2,951
2 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,232
2 Federal Home Loan Banks	5.625%	6/11/21	1,100	1,388
2 Federal Home Loan Banks	5.375%	8/15/24	815	1,021
2 Federal Home Loan Banks	5.500%	7/15/36	1,275	1,586
3 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	760	792
3 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	10,325	10,882
3 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	3,525	3,722
3 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	4,810	4,812
3 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	3,630	3,630
3 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	4,230	4,540
3 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	7,500	7,640
3 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	1,250	1,303
3 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	1,600	1,764
3 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,275	2,406
3 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	1,200	1,214
3 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	1,570	1,587
3 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	550	556
3 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	625	624
3 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	1,525	1,532
3 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	10,825	10,836
3 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	1,130	1,203
3 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	4,000	3,980

3 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	5,220	5,833
3 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,000	1,033
3 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,506
3 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	1,100	1,166
3 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	3,100	3,675
3 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	5,305	5,510
3 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,600	2,569
3 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	4,000	3,990
3 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,577
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,356
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	3,243
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	3,225	3,625
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,748
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,207
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	405	560
3 Federal National Mortgage Assn.	4.625%	5/1/13	700	733
3 Federal National Mortgage Assn.	1.750%	5/7/13	123	125
3 Federal National Mortgage Assn.	1.500%	6/26/13	2,035	2,065
3 Federal National Mortgage Assn.	0.500%	8/9/13	2,097	2,103
3 Federal National Mortgage Assn.	1.250%	8/20/13	100	101
3 Federal National Mortgage Assn.	0.750%	12/18/13	3,030	3,050
3 Federal National Mortgage Assn.	5.125%	1/2/14	975	1,048
3 Federal National Mortgage Assn.	1.250%	2/27/14	2,730	2,774
3 Federal National Mortgage Assn.	2.750%	3/13/14	2,755	2,880
3 Federal National Mortgage Assn.	4.125%	4/15/14	2,250	2,419
3 Federal National Mortgage Assn.	2.500%	5/15/14	5,205	5,430
3 Federal National Mortgage Assn.	1.125%	6/27/14	625	634
3 Federal National Mortgage Assn.	0.875%	8/28/14	6,650	6,709
3 Federal National Mortgage Assn.	3.000%	9/16/14	2,100	2,227
3 Federal National Mortgage Assn.	4.625%	10/15/14	2,925	3,225
3 Federal National Mortgage Assn.	0.625%	10/30/14	3,230	3,235
3 Federal National Mortgage Assn.	2.625%	11/20/14	4,180	4,407
3 Federal National Mortgage Assn.	0.750%	12/19/14	9,025	9,064
3 Federal National Mortgage Assn.	0.375%	3/16/15	2,250	2,233
3 Federal National Mortgage Assn.	2.375%	7/28/15	1,000	1,054
3 Federal National Mortgage Assn.	2.000%	9/21/15	405	422
3 Federal National Mortgage Assn.	1.625%	10/26/15	5,870	6,036
3 Federal National Mortgage Assn.	5.000%	3/15/16	2,150	2,489
3 Federal National Mortgage Assn.	2.375%	4/11/16	2,000	2,110
3 Federal National Mortgage Assn.	5.250%	9/15/16	2,325	2,741
3 Federal National Mortgage Assn.	1.250%	9/28/16	6,205	6,238
3 Federal National Mortgage Assn.	1.375%	11/15/16	5,755	5,811
3 Federal National Mortgage Assn.	1.250%	1/30/17	2,725	2,730
3 Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,325
3 Federal National Mortgage Assn.	1.125%	4/27/17	6,600	6,544
3 Federal National Mortgage Assn.	0.000%	10/9/19	1,110	865
3 Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,070
3 Federal National Mortgage Assn.	7.250%	5/15/30	2,025	3,030
3 Federal National Mortgage Assn.	6.625%	11/15/30	1,320	1,871
3 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,648
2 Financing Corp.	9.650%	11/2/18	475	693
2 Financing Corp.	9.800%	4/6/18	500	719
Israel Government AID Bond	5.500%	12/4/23	375	471
Israel Government AID Bond	5.500%	4/26/24	1,400	1,757
Private Export Funding Corp.	3.050%	10/15/14	150	159
Private Export Funding Corp.	1.375%	2/15/17	175	176
Private Export Funding Corp.	2.250%	12/15/17	200	207

	Private Export Funding Corp.	4.375%	3/15/19	350	404
	Private Export Funding Corp.	4.300%	12/15/21	175	200
	Private Export Funding Corp.	2.800%	5/15/22	200	203
2	Tennessee Valley Authority	4.500%	4/1/18	655	762
2	Tennessee Valley Authority	3.875%	2/15/21	905	1,011
2	Tennessee Valley Authority	6.750%	11/1/25	100	139
2	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,907
2	Tennessee Valley Authority	4.650%	6/15/35	500	549
2	Tennessee Valley Authority	5.880%	4/1/36	285	370
2	Tennessee Valley Authority	5.500%	6/15/38	225	276
2	Tennessee Valley Authority	5.250%	9/15/39	425	508
2	Tennessee Valley Authority	5.375%	4/1/56	580	716
2	Tennessee Valley Authority	4.625%	9/15/60	519	561
					302,170
Conventional Mortgage-Backed Securities (10.3%)
[3,4,5]Fannie Mae Pool		3.000%	12/1/26–4/1/42	28,488	29,465
[3,4,5]Fannie Mae Pool		3.500%	9/1/25–4/1/42	75,168	78,150
[3,4,5]Fannie Mae Pool		4.000%	7/1/18–4/1/42	142,661	150,238
[3,4,5]Fannie Mae Pool		4.500%	3/1/18–4/1/42	129,107	137,807
[3,4,5]Fannie Mae Pool		5.000%	5/1/13–4/1/42	118,795	128,499
[3,4,5]Fannie Mae Pool		5.500%	11/1/16–4/1/42	102,384	112,095
[3,4,5]Fannie Mae Pool		6.000%	11/1/13–4/1/42	72,600	80,349
[3,4]	Fannie Mae Pool	6.500%	12/1/12–10/1/39	25,983	29,168
[3,4]	Fannie Mae Pool	7.000%	7/1/14–11/1/37	5,471	6,252
[3,4]	Fannie Mae Pool	7.500%	4/1/15–12/1/32	734	825
[3,4]	Fannie Mae Pool	8.000%	7/1/15–11/1/30	117	130
[3,4]	Fannie Mae Pool	8.500%	11/1/18–9/1/30	89	100
[3,4]	Fannie Mae Pool	9.000%	1/1/21–8/1/26	29	31
[3,4]	Fannie Mae Pool	9.500%	5/1/16–2/1/25	5	6
[3,4]	Fannie Mae Pool	10.000%	1/1/20–8/1/21	1	1
[3,4,5]Freddie Mac Gold Pool		3.000%	12/1/26–4/1/27	18,182	18,800
[3,4,5]Freddie Mac Gold Pool		3.500%	12/1/25–4/1/42	39,726	41,259
[3,4,5]Freddie Mac Gold Pool		4.000%	7/1/18–4/1/42	85,876	90,256
[3,4,5]Freddie Mac Gold Pool		4.500%	9/1/15–4/1/42	86,167	91,639
[3,4,5]Freddie Mac Gold Pool		5.000%	4/1/17–4/1/42	76,278	82,285
[3,4,5]Freddie Mac Gold Pool		5.500%	1/1/14–4/1/42	73,480	80,371
[3,4,5]Freddie Mac Gold Pool		6.000%	9/1/12–4/1/42	48,222	53,348
[3,4,5]Freddie Mac Gold Pool		6.500%	6/1/12–4/1/42	13,546	15,208
[3,4]	Freddie Mac Gold Pool	7.000%	6/1/12–12/1/38	2,447	2,790
[3,4]	Freddie Mac Gold Pool	7.500%	5/1/12–1/1/32	313	357
[3,4]	Freddie Mac Gold Pool	8.000%	6/1/12–10/1/31	385	429
[3,4]	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	48	55
[3,4]	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	33	35
[3,4]	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	5	6
[3,4]	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	5	6
[4,5]	Ginnie Mae I Pool	3.500%	2/15/26–4/1/42	6,938	7,286
[4,5]	Ginnie Mae I Pool	4.000%	1/15/25–4/1/42	32,380	34,759
[4,5]	Ginnie Mae I Pool	4.500%	8/15/18–4/1/42	56,622	61,743
[4,5]	Ginnie Mae I Pool	5.000%	1/15/18–4/1/42	36,541	40,440
[4,5]	Ginnie Mae I Pool	5.500%	3/15/15–4/1/42	21,469	24,082
[4,5]	Ginnie Mae I Pool	6.000%	12/15/13–4/1/42	17,550	19,883
4	Ginnie Mae I Pool	6.500%	3/15/13–8/15/39	5,263	6,021
4	Ginnie Mae I Pool	7.000%	5/15/15–8/15/32	1,637	1,886
4	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	449	507
4	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	289	326
4	Ginnie Mae I Pool	8.500%	3/15/17–7/15/30	37	41
4	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	56	62

4	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	4	3
4	Ginnie Mae I Pool	10.000%	3/15/19	1	1
[4,5]	Ginnie Mae II Pool	3.500%	12/20/25–4/1/42	20,414	21,287
[4,5]	Ginnie Mae II Pool	4.000%	9/20/25–4/1/42	51,997	55,819
[4,5]	Ginnie Mae II Pool	4.500%	11/20/35–4/1/42	71,182	77,582
[4,5]	Ginnie Mae II Pool	5.000%	3/20/18–4/1/42	50,508	55,714
4	Ginnie Mae II Pool	5.500%	11/20/34–6/20/41	19,378	21,584
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	9,233	10,360
4	Ginnie Mae II Pool	6.500%	12/20/35–12/20/37	2,988	3,396
4	Ginnie Mae II Pool	7.000%	4/20/38	68	77
					1,672,819
Nonconventional Mortgage-Backed Securities (0.4%)
[3,4,6]Fannie Mae Pool		2.393%	9/1/34	121	129
[3,4,6]Fannie Mae Pool		2.400%	2/1/37	295	305
[3,4,6]Fannie Mae Pool		2.437%	1/1/35	415	444
[3,4,6]Fannie Mae Pool		2.518%	12/1/35	391	415
[3,4]	Fannie Mae Pool	2.567%	12/1/40	482	496
[3,4]	Fannie Mae Pool	2.574%	10/1/40	606	624
[3,4,6]Fannie Mae Pool		2.596%	2/1/36	225	229
[3,4,6]Fannie Mae Pool		2.681%	8/1/35	329	335
[3,4,6]Fannie Mae Pool		2.685%	11/1/33	120	129
[3,4,6]Fannie Mae Pool		2.728%	1/1/37	299	320
[3,4]	Fannie Mae Pool	2.800%	3/1/42	1,271	1,325
[3,4]	Fannie Mae Pool	2.823%	1/1/42	761	795
[3,4]	Fannie Mae Pool	2.826%	3/1/41	603	626
[3,4]	Fannie Mae Pool	2.925%	12/1/40	347	359
[3,4]	Fannie Mae Pool	3.014%	3/1/41	283	295
[3,4]	Fannie Mae Pool	3.073%	2/1/41	611	634
[3,4]	Fannie Mae Pool	3.121%	2/1/41	385	402
[3,4]	Fannie Mae Pool	3.127%	12/1/40	360	375
[3,4]	Fannie Mae Pool	3.163%	2/1/41	399	415
[3,4]	Fannie Mae Pool	3.174%	12/1/40	385	402
[3,4]	Fannie Mae Pool	3.204%	8/1/40	362	378
[3,4]	Fannie Mae Pool	3.214%	9/1/40	398	416
[3,4]	Fannie Mae Pool	3.238%	10/1/40	602	629
[3,4]	Fannie Mae Pool	3.252%	11/1/40	324	338
[3,4]	Fannie Mae Pool	3.297%	1/1/41	647	691
[3,4]	Fannie Mae Pool	3.298%	1/1/40	664	693
[3,4]	Fannie Mae Pool	3.365%	1/1/40	985	1,028
[3,4]	Fannie Mae Pool	3.373%	5/1/40	280	293
[3,4]	Fannie Mae Pool	3.448%	12/1/39	1,296	1,354
[3,4]	Fannie Mae Pool	3.509%	5/1/40	234	245
[3,4]	Fannie Mae Pool	3.534%	3/1/40	974	1,021
[3,4]	Fannie Mae Pool	3.542%	10/1/39	266	279
[3,4]	Fannie Mae Pool	3.580%	8/1/39	228	240
[3,4]	Fannie Mae Pool	3.600%	4/1/41	568	592
[3,4]	Fannie Mae Pool	3.613%	11/1/39	153	160
[3,4]	Fannie Mae Pool	3.628%	11/1/39	233	244
[3,4]	Fannie Mae Pool	3.670%	7/1/39	201	211
[3,4]	Fannie Mae Pool	3.696%	5/1/40	1,992	2,093
[3,4,6]Fannie Mae Pool		3.712%	12/1/35	648	684
[3,4]	Fannie Mae Pool	3.766%	2/1/40	1,365	1,463
[3,4]	Fannie Mae Pool	3.831%	9/1/40	734	799
[3,4]	Fannie Mae Pool	4.205%	12/1/39	733	778
[3,4,6]Fannie Mae Pool		4.392%	8/1/37	472	499
[3,4]	Fannie Mae Pool	4.494%	11/1/34	439	466
[3,4]	Fannie Mae Pool	4.582%	8/1/35	400	424

[3,4,6]Fannie Mae Pool		4.850%	3/1/37	307	323
[3,4,6]Fannie Mae Pool		4.870%	10/1/38	497	533
[3,4,6]Fannie Mae Pool		4.985%	3/1/37	324	346
[3,4]	Fannie Mae Pool	4.998%	12/1/33	137	146
[3,4]	Fannie Mae Pool	5.098%	3/1/38	237	257
[3,4,6]Fannie Mae Pool		5.190%	3/1/37	348	365
[3,4]	Fannie Mae Pool	5.227%	7/1/36	201	217
[3,4,6]Fannie Mae Pool		5.659%	4/1/37	100	103
[3,4]	Fannie Mae Pool	5.713%	4/1/37	571	619
[3,4]	Fannie Mae Pool	5.739%	12/1/37	634	678
[3,4,6]Fannie Mae Pool		5.874%	8/1/37	269	288
[3,4]	Fannie Mae Pool	5.906%	6/1/36	85	92
[3,4]	Fannie Mae Pool	5.948%	11/1/36	707	764
[3,4]	Fannie Mae Pool	5.988%	7/1/37	81	87
[3,4,6]Fannie Mae Pool		6.246%	9/1/37	228	238
[3,4,6]Freddie Mac Non Gold Pool		2.304%	1/1/37	304	320
[3,4,6]Freddie Mac Non Gold Pool		2.364%	12/1/34	462	490
[3,4,6]Freddie Mac Non Gold Pool		2.375%	11/1/34	146	153
[3,4,6]Freddie Mac Non Gold Pool		2.518%	12/1/34	164	174
[3,4,6]Freddie Mac Non Gold Pool		2.580%	12/1/36	162	171
[3,4,6]Freddie Mac Non Gold Pool		2.587%	3/1/36	393	421
[3,4]	Freddie Mac Non Gold Pool	2.623%	12/1/40	451	465
[3,4,6]Freddie Mac Non Gold Pool		2.631%	1/1/35	28	30
[3,4]	Freddie Mac Non Gold Pool	2.718%	12/1/40	910	941
[3,4]	Freddie Mac Non Gold Pool	2.764%	11/1/40	285	295
[3,4]	Freddie Mac Non Gold Pool	2.824%	1/1/41	494	509
[3,4,6]Freddie Mac Non Gold Pool		2.876%	4/1/37	266	273
[3,4]	Freddie Mac Non Gold Pool	2.977%	2/1/41	775	807
[3,4]	Freddie Mac Non Gold Pool	3.075%	3/1/41	408	425
[3,4]	Freddie Mac Non Gold Pool	3.150%	11/1/40	387	404
[3,4]	Freddie Mac Non Gold Pool	3.182%	7/1/35	280	296
[3,4]	Freddie Mac Non Gold Pool	3.270%	6/1/40	314	328
[3,4]	Freddie Mac Non Gold Pool	3.328%	4/1/40	404	423
[3,4]	Freddie Mac Non Gold Pool	3.352%	5/1/40	174	182
[3,4]	Freddie Mac Non Gold Pool	3.453%	5/1/40	206	216
[3,4]	Freddie Mac Non Gold Pool	3.506%	8/1/40	831	894
[3,4]	Freddie Mac Non Gold Pool	3.579%	11/1/39	906	950
[3,4]	Freddie Mac Non Gold Pool	3.603%	6/1/40	453	475
[3,4]	Freddie Mac Non Gold Pool	3.607%	6/1/40	273	287
[3,4]	Freddie Mac Non Gold Pool	3.622%	1/1/40	381	399
[3,4]	Freddie Mac Non Gold Pool	3.674%	9/1/40	646	679
[3,4,6]Freddie Mac Non Gold Pool		3.824%	4/1/37	424	446
[3,4]	Freddie Mac Non Gold Pool	3.973%	3/1/40	1,287	1,357
[3,4]	Freddie Mac Non Gold Pool	4.788%	5/1/38	102	110
[3,4]	Freddie Mac Non Gold Pool	4.828%	4/1/37	636	657
[3,4]	Freddie Mac Non Gold Pool	4.874%	3/1/37	442	461
[3,4]	Freddie Mac Non Gold Pool	4.895%	12/1/35	792	836
[3,4]	Freddie Mac Non Gold Pool	4.913%	5/1/35	454	484
[3,4]	Freddie Mac Non Gold Pool	5.027%	10/1/36	358	388
[3,4]	Freddie Mac Non Gold Pool	5.371%	12/1/35	268	282
[3,4]	Freddie Mac Non Gold Pool	5.486%	1/1/38	295	318
[3,4]	Freddie Mac Non Gold Pool	5.529%	2/1/36	351	377
[3,4]	Freddie Mac Non Gold Pool	5.542%	3/1/37	91	98
[3,4]	Freddie Mac Non Gold Pool	5.715%	6/1/37	450	471
[3,4]	Freddie Mac Non Gold Pool	5.746%	5/1/36	231	246
[3,4]	Freddie Mac Non Gold Pool	5.748%	9/1/36	430	462
[3,4]	Freddie Mac Non Gold Pool	5.782%	9/1/37	2,204	2,392

[3,4] Freddie Mac Non Gold Pool		5.800%	10/1/37	173	181
[3,4] Freddie Mac Non Gold Pool		5.812%	8/1/37	320	348
[3,4] Freddie Mac Non Gold Pool		5.846%	5/1/37	719	780
[3,4] Freddie Mac Non Gold Pool		5.912%	12/1/36	157	170
[3,4] Freddie Mac Non Gold Pool		6.069%	10/1/37	71	77
[3,4] Freddie Mac Non Gold Pool		6.397%	2/1/37	187	203
4	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	4,680	4,855
4	Ginnie Mae II Pool	3.000%	12/20/40–11/20/41	2,514	2,641
4	Ginnie Mae II Pool	3.500%	1/20/41	448	474
4	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	4,322	4,546
4	Ginnie Mae II Pool	4.500%	10/20/39	99	106
4	Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	156	165
					65,066
Total U.S. Government and Agency Obligations (Cost $4,359,210)					4,490,869
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.050%	11/10/38	34	34
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.153%	11/10/38	150	155
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.544%	6/10/39	182	194
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.877%	7/10/42	1,410	1,482
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.075%	11/10/42	290	297
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.727%	7/10/43	235	249
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	4.857%	7/10/43	150	165
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.118%	7/11/43	118	118
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.730%	5/10/45	895	1,025
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.766%	5/10/45	160	141
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.372%	9/10/45	600	677
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.421%	9/10/45	50	53
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.115%	10/10/45	810	908
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.634%	7/10/46	1,280	1,446
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.193%	9/10/47	260	260
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.193%	9/10/47	245	262
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.414%	9/10/47	905	1,007
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.448%	9/10/47	200	198
4	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	6.200%	2/10/51	1,400	1,638
4	Bear Stearns Commercial Mortgage
	Securities	5.540%	4/12/38	350	400

4 Bear Stearns Commercial Mortgage
Securities	5.541%	4/12/38	250	271
4 Bear Stearns Commercial Mortgage
Securities	4.830%	8/15/38	403	406
4 Bear Stearns Commercial Mortgage
Securities	5.758%	9/11/38	275	293
4 Bear Stearns Commercial Mortgage
Securities	5.451%	3/11/39	585	664
4 Bear Stearns Commercial Mortgage
Securities	4.680%	8/13/39	750	776
4 Bear Stearns Commercial Mortgage
Securities	4.740%	3/13/40	692	707
4 Bear Stearns Commercial Mortgage
Securities	5.666%	6/11/40	730	735
4 Bear Stearns Commercial Mortgage
Securities	5.718%	6/11/40	125	96
4 Bear Stearns Commercial Mortgage
Securities	5.405%	12/11/40	375	422
4 Bear Stearns Commercial Mortgage
Securities	5.200%	1/12/41	210	221
4 Bear Stearns Commercial Mortgage
Securities	4.750%	6/11/41	200	191
4 Bear Stearns Commercial Mortgage
Securities	5.582%	9/11/41	160	167
4 Bear Stearns Commercial Mortgage
Securities	5.568%	10/12/41	425	451
4 Bear Stearns Commercial Mortgage
Securities	4.825%	11/11/41	190	203
4 Bear Stearns Commercial Mortgage
Securities	4.868%	11/11/41	100	102
4 Bear Stearns Commercial Mortgage
Securities	4.933%	2/13/42	100	110
4 Bear Stearns Commercial Mortgage
Securities	5.742%	9/11/42	1,945	2,285
4 Bear Stearns Commercial Mortgage
Securities	5.127%	10/12/42	268	270
4 Bear Stearns Commercial Mortgage
Securities	5.513%	1/12/45	335	349
4 Bear Stearns Commercial Mortgage
Securities	5.613%	6/11/50	1,288	1,320
4 Bear Stearns Commercial Mortgage
Securities	5.694%	6/11/50	770	877
4 Bear Stearns Commercial Mortgage
Securities	5.700%	6/11/50	850	959
4 Bear Stearns Commercial Mortgage
Securities	5.897%	6/11/50	625	664
4 Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	3,980
4 Capital One Multi-Asset Execution Trust	5.750%	7/15/20	550	657
4 Chase Issuance Trust	5.400%	7/15/15	400	423
7 Cie de Financement Foncier	2.125%	4/22/13	375	377
4 Citibank Credit Card Issuance Trust	4.900%	6/23/16	1,075	1,174
4 Citibank Credit Card Issuance Trust	4.150%	7/7/17	250	275
4 Citibank Credit Card Issuance Trust	5.650%	9/20/19	550	658
4 Citigroup Commercial Mortgage Trust	4.623%	10/15/41	198	200
4 Citigroup Commercial Mortgage Trust	4.830%	5/15/43	885	929
4 Citigroup Commercial Mortgage Trust	5.726%	3/15/49	1,100	1,246
4 Citigroup Commercial Mortgage Trust	5.431%	10/15/49	150	170

4	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	150	157
4	Citigroup Commercial Mortgage Trust	5.482%	10/15/49	100	82
4	Citigroup Commercial Mortgage Trust	5.696%	12/10/49	850	973
4	Citigroup Commercial Mortgage Trust	5.696%	12/10/49	275	287
4	Citigroup Commercial Mortgage Trust	6.074%	12/10/49	1,060	1,221
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.225%	7/15/44	300	321
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.225%	7/15/44	600	673
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	1,805	2,072
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	425	418
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	826	827
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	1,010	1,107
[4,7] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	590	630
4	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	875	893
4	Commercial Mortgage Pass Through
	Certificates	4.715%	3/10/39	794	831
4	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	1,170	1,307
4	Commercial Mortgage Pass Through
	Certificates	5.750%	6/10/46	1,050	1,192
4	Commercial Mortgage Pass Through
	Certificates	5.775%	6/10/46	200	212
4	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	108	108
4	Commercial Mortgage Pass Through
	Certificates	5.813%	12/10/49	900	1,042
4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	1,500	1,560
4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	50	51
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	945	1,036
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	140	142
4	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	1,050	1,069
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	80	85
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.190%	8/15/38	150	150
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	160	158
4	Credit Suisse Mortgage Capital Certificates	5.814%	6/15/38	975	1,096
4	Credit Suisse Mortgage Capital Certificates	5.814%	6/15/38	52	54
4	Credit Suisse Mortgage Capital Certificates	5.418%	2/15/39	695	778
4	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	400	431
4	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	175	171
4	Credit Suisse Mortgage Capital Certificates	5.713%	6/15/39	605	649
4	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	175	172
4	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	460	505

4 Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	714	744
4 CW Capital Cobalt Ltd.	5.815%	5/15/46	1,000	1,121
4 Discover Card Master Trust	5.650%	12/15/15	1,650	1,742
4 Discover Card Master Trust	5.650%	3/16/20	475	566
4 First Union Commercial Mortgage Trust	6.599%	10/15/35	105	106
4 Ford Credit Auto Owner Trust	2.420%	11/15/14	250	254
4 Ford Credit Auto Owner Trust	2.150%	6/15/15	825	842
4 Ford Credit Auto Owner Trust	1.150%	6/15/17	400	401
4 GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	1,205	1,223
4 GE Capital Commercial Mortgage Corp.	5.329%	3/10/44	950	1,067
4 GE Capital Commercial Mortgage Corp.	5.329%	3/10/44	325	331
4 GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	315	351
4 GE Capital Commercial Mortgage Corp.	5.543%	12/10/49	850	933
4 GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	4	4
4 GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	150	152
4 GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	75	79
4 GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	30	31
4 GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	1,275	1,354
4 GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	275	290
4 Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	370	375
4 Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,200	1,274
4 Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	112	113
4 Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,535	1,673
4 Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	275	261
4 Greenwich Capital Commercial Funding Corp.	5.883%	7/10/38	285	324
4 Greenwich Capital Commercial Funding Corp.	5.883%	7/10/38	225	230
4 Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	75	73
4 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,775	1,926
4 Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	225	236
4 GS Mortgage Securities Corp. II	5.506%	4/10/38	475	480
4 GS Mortgage Securities Corp. II	5.553%	4/10/38	1,445	1,606
4 GS Mortgage Securities Corp. II	5.622%	4/10/38	250	254
4 GS Mortgage Securities Corp. II	5.396%	8/10/38	1,065	1,140
4 GS Mortgage Securities Corp. II	3.707%	8/10/44	145	152
4 GS Mortgage Securities Corp. II	3.482%	1/10/45	750	768
4 Honda Auto Receivables Owner Trust	1.800%	4/17/17	150	153
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.050%	12/12/34	293	296
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.654%	1/12/37	150	153
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.366%	8/12/37	100	102
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.824%	9/12/37	54	54
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.879%	1/12/38	1,016	1,062
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.404%	1/12/39	410	428
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.575%	6/12/41	1,339	1,451
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.780%	7/15/42	210	222
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.323%	1/12/43	125	129
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.475%	4/15/43	350	393

4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.445%	12/12/44	150	154
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.247%	12/15/44	175	190
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.326%	12/15/44	70	71
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.871%	4/15/45	155	134
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.871%	4/15/45	1,020	1,171
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.871%	4/15/45	80	85
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.593%	5/12/45	569	594
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	5/15/45	225	236
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.447%	5/15/45	860	901
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	6/12/47	880	981
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.816%	6/15/49	575	628
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.794%	2/12/51	1,515	1,719
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.855%	2/12/51	515	517
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.891%	2/12/51	175	187
4 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.882%	2/15/51	1,675	1,896
4 LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,299	1,380
4 LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	575	621
4 LB-UBS Commercial Mortgage Trust	5.150%	4/15/30	665	724
4 LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,860	2,074
4 LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	125	133
4 LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	915	922
4 LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	228	233
4 LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	825	841
4 LB-UBS Commercial Mortgage Trust	4.685%	7/15/32	75	77
4 LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	950	990
4 LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	1,815	1,877
4 LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	1,370	1,539
4 LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	750	851
4 LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	250	266
4 LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	757	850
4 LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	655	722
4 LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	250	254
4 LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	75	75
4 LB-UBS Commercial Mortgage Trust	6.143%	4/15/41	260	262
4 LB-UBS Commercial Mortgage Trust	6.143%	4/15/41	525	611
4 LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	880	999
4 Merrill Lynch Mortgage Trust	5.236%	11/12/35	1,115	1,171
4 Merrill Lynch Mortgage Trust	5.107%	7/12/38	140	149
4 Merrill Lynch Mortgage Trust	5.660%	5/12/39	100	105
4 Merrill Lynch Mortgage Trust	5.660%	5/12/39	1,210	1,394
4 Merrill Lynch Mortgage Trust	4.747%	6/12/43	610	669
4 Merrill Lynch Mortgage Trust	5.782%	8/12/43	245	255

4 Merrill Lynch Mortgage Trust	5.291%	1/12/44	1,985	2,245
4 Merrill Lynch Mortgage Trust	5.840%	6/12/50	1,795	2,021
4 Merrill Lynch Mortgage Trust	5.425%	2/12/51	223	227
4 Merrill Lynch Mortgage Trust	5.690%	2/12/51	750	857
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.898%	6/12/46	900	1,040
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.456%	7/12/46	160	164
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.378%	8/12/48	1,685	1,809
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.590%	9/12/49	582	585
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.700%	9/12/49	355	387
4 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.204%	12/12/49	275	268
4 Morgan Stanley Capital I	4.970%	4/14/40	1,190	1,259
4 Morgan Stanley Capital I	5.110%	6/15/40	950	1,011
4 Morgan Stanley Capital I	5.270%	6/13/41	400	423
4 Morgan Stanley Capital I	5.813%	8/12/41	110	120
4 Morgan Stanley Capital I	5.328%	11/12/41	740	835
4 Morgan Stanley Capital I	5.360%	11/12/41	375	380
4 Morgan Stanley Capital I	4.780%	12/13/41	250	271
4 Morgan Stanley Capital I	4.840%	12/13/41	65	65
4 Morgan Stanley Capital I	4.970%	12/15/41	805	840
4 Morgan Stanley Capital I	5.168%	1/14/42	425	464
4 Morgan Stanley Capital I	5.640%	6/11/42	300	321
4 Morgan Stanley Capital I	5.640%	6/11/42	1,195	1,397
4 Morgan Stanley Capital I	4.989%	8/13/42	1,715	1,895
4 Morgan Stanley Capital I	5.073%	8/13/42	180	179
4 Morgan Stanley Capital I	5.230%	9/15/42	1,455	1,642
4 Morgan Stanley Capital I	5.730%	10/15/42	855	968
4 Morgan Stanley Capital I	5.735%	10/15/42	30	32
4 Morgan Stanley Capital I	5.735%	10/15/42	200	195
4 Morgan Stanley Capital I	5.201%	11/14/42	900	1,008
4 Morgan Stanley Capital I	6.278%	1/11/43	635	761
4 Morgan Stanley Capital I	5.332%	12/15/43	675	766
4 Morgan Stanley Capital I	5.418%	3/12/44	575	652
4 Morgan Stanley Capital I	5.467%	3/12/44	375	393
4 Morgan Stanley Capital I	5.773%	7/12/44	250	274
4 Morgan Stanley Capital I	5.793%	7/12/44	225	222
4 Morgan Stanley Capital I	3.244%	3/15/45	650	649
4 Morgan Stanley Capital I	4.660%	9/13/45	604	630
4 Morgan Stanley Capital I	4.985%	6/12/47	180	182
4 Morgan Stanley Capital I	5.654%	4/15/49	75	80
4 Morgan Stanley Capital I	5.692%	4/15/49	1,475	1,622
4 Morgan Stanley Capital I	5.544%	11/12/49	275	296
4 Morgan Stanley Capital I	5.809%	12/12/49	1,430	1,640
4 Morgan Stanley Capital I	6.108%	12/12/49	225	239
4 Morgan Stanley Capital I	5.090%	10/12/52	163	162
4 Morgan Stanley Capital I	5.204%	10/12/52	550	583
4 Morgan Stanley Capital I	4.770%	7/15/56	170	171
4 Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	1,375	1,403
4 Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	790	803
4 Nissan Auto Receivables Owner Trust	5.050%	11/17/14	194	196
7 Northern Rock Asset Management plc	5.625%	6/22/17	500	533
4 PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,353

7 Royal Bank of Canada	3.125%	4/14/15	425	449
4 TIAA Seasoned Commercial Mortgage Trust	5.656%	8/15/39	160	169
4 Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	150	156
4 Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	550	575
4 Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	436	458
4 Wachovia Bank Commercial Mortgage Trust	5.317%	7/15/41	850	908
4 Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	1,150	1,208
4 Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	400	439
4 Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	125	127
4 Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	735	817
4 Wachovia Bank Commercial Mortgage Trust	5.737%	5/15/43	800	912
4 Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	1,156
4 Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	65	70
4 Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	150	146
4 Wachovia Bank Commercial Mortgage Trust	5.205%	10/15/44	1,035	1,147
4 Wachovia Bank Commercial Mortgage Trust	5.205%	10/15/44	60	61
4 Wachovia Bank Commercial Mortgage Trust	5.271%	12/15/44	1,550	1,735
4 Wachovia Bank Commercial Mortgage Trust	5.321%	12/15/44	50	54
4 Wachovia Bank Commercial Mortgage Trust	5.968%	6/15/45	121	128
4 Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	950	1,072
4 Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	455	497
4 Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,607
4 Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	375	386
4 WF-RBS Commercial Mortgage Trust	3.440%	4/15/45	450	454
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $148,519)				164,473
Corporate Bonds (8.2%)
Finance (2.8%)
Banking (1.9%)
Abbey National Treasury Services plc	2.875%	4/25/14	725	722
Abbey National Treasury Services plc	4.000%	4/27/16	665	662
American Express Bank FSB	6.000%	9/13/17	225	263
American Express Centurion Bank	5.950%	6/12/17	75	87
American Express Centurion Bank	6.000%	9/13/17	1,750	2,044
American Express Co.	7.250%	5/20/14	425	477
American Express Co.	5.500%	9/12/16	350	395
American Express Co.	6.150%	8/28/17	535	629
American Express Co.	7.000%	3/19/18	1,175	1,441
American Express Co.	8.125%	5/20/19	1,280	1,672
American Express Co.	8.150%	3/19/38	90	132
4 American Express Co.	6.800%	9/1/66	450	460
American Express Credit Corp.	5.875%	5/2/13	410	431
American Express Credit Corp.	7.300%	8/20/13	1,200	1,298
American Express Credit Corp.	5.125%	8/25/14	685	745
American Express Credit Corp.	2.750%	9/15/15	985	1,022
American Express Credit Corp.	2.800%	9/19/16	425	436
American Express Credit Corp.	2.375%	3/24/17	825	829
Banco Santander Chile	2.875%	11/13/12	200	200
BanColombia SA	4.250%	1/12/16	525	549
Bank of America Corp.	4.900%	5/1/13	350	360
Bank of America Corp.	7.375%	5/15/14	1,025	1,112
Bank of America Corp.	5.125%	11/15/14	1,340	1,401
Bank of America Corp.	4.500%	4/1/15	1,580	1,636
Bank of America Corp.	3.700%	9/1/15	330	333
Bank of America Corp.	5.250%	12/1/15	275	287
Bank of America Corp.	3.625%	3/17/16	275	274
Bank of America Corp.	3.750%	7/12/16	1,030	1,034
Bank of America Corp.	6.500%	8/1/16	1,370	1,503

Bank of America Corp.	5.750%	8/15/16	275	287
Bank of America Corp.	7.800%	9/15/16	300	335
Bank of America Corp.	5.625%	10/14/16	75	80
Bank of America Corp.	5.420%	3/15/17	775	789
Bank of America Corp.	3.875%	3/22/17	750	752
Bank of America Corp.	6.000%	9/1/17	250	271
Bank of America Corp.	5.750%	12/1/17	495	529
Bank of America Corp.	5.650%	5/1/18	4,450	4,737
Bank of America Corp.	7.625%	6/1/19	605	697
Bank of America Corp.	5.625%	7/1/20	1,060	1,103
Bank of America Corp.	5.875%	1/5/21	145	153
Bank of America Corp.	5.000%	5/13/21	205	205
Bank of America Corp.	5.700%	1/24/22	500	529
Bank of America Corp.	5.875%	2/7/42	1,150	1,143
Bank of America NA	5.300%	3/15/17	325	339
Bank of America NA	6.100%	6/15/17	350	375
Bank of America NA	6.000%	10/15/36	350	348
Bank of Montreal	2.125%	6/28/13	810	826
Bank of Montreal	2.500%	1/11/17	775	790
Bank of New York Mellon Corp.	4.300%	5/15/14	455	487
Bank of New York Mellon Corp.	4.950%	3/15/15	1,150	1,260
Bank of New York Mellon Corp.	2.500%	1/15/16	450	461
Bank of New York Mellon Corp.	2.300%	7/28/16	205	209
Bank of New York Mellon Corp.	2.400%	1/17/17	300	307
Bank of New York Mellon Corp.	5.450%	5/15/19	350	404
Bank of New York Mellon Corp.	4.600%	1/15/20	400	443
Bank of New York Mellon Corp.	3.550%	9/23/21	250	255
Bank of Nova Scotia	2.375%	12/17/13	1,175	1,208
Bank of Nova Scotia	1.850%	1/12/15	715	731
Bank of Nova Scotia	3.400%	1/22/15	185	196
Bank of Nova Scotia	2.050%	10/7/15	125	129
Bank of Nova Scotia	2.900%	3/29/16	105	110
Bank of Nova Scotia	2.550%	1/12/17	250	257
Bank of Nova Scotia	4.375%	1/13/21	105	114
Bank One Corp.	4.900%	4/30/15	475	509
Barclays Bank plc	5.200%	7/10/14	1,480	1,568
Barclays Bank plc	2.750%	2/23/15	125	126
Barclays Bank plc	3.900%	4/7/15	105	110
Barclays Bank plc	5.000%	9/22/16	385	415
Barclays Bank plc	6.750%	5/22/19	1,385	1,601
Barclays Bank plc	5.125%	1/8/20	1,585	1,668
Barclays Bank plc	5.140%	10/14/20	105	101
BB&T Corp.	2.050%	4/28/14	920	937
BB&T Corp.	5.700%	4/30/14	360	394
BB&T Corp.	5.200%	12/23/15	205	226
BB&T Corp.	3.200%	3/15/16	185	194
BB&T Corp.	3.950%	4/29/16	1,250	1,353
BB&T Corp.	2.150%	3/22/17	450	448
BB&T Corp.	6.850%	4/30/19	275	338
BBVA US Senior SAU	3.250%	5/16/14	275	274
Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,771
Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,085
Bear Stearns Cos. LLC	6.400%	10/2/17	300	350
Bear Stearns Cos. LLC	7.250%	2/1/18	795	961
BNP Paribas SA	3.250%	3/11/15	670	678
BNP Paribas SA	3.600%	2/23/16	855	864
BNP Paribas SA	5.000%	1/15/21	2,185	2,205

Branch Banking & Trust Co.	5.625%	9/15/16	100	113
Canadian Imperial Bank of Commerce	1.450%	9/13/13	535	540
Canadian Imperial Bank of Commerce	2.350%	12/11/15	95	98
Capital One Bank USA NA	8.800%	7/15/19	1,575	1,929
Capital One Financial Corp.	7.375%	5/23/14	105	116
Capital One Financial Corp.	2.125%	7/15/14	830	834
Capital One Financial Corp.	5.500%	6/1/15	225	246
Capital One Financial Corp.	3.150%	7/15/16	805	823
Capital One Financial Corp.	6.150%	9/1/16	175	193
Capital One Financial Corp.	5.250%	2/21/17	50	53
Capital One Financial Corp.	6.750%	9/15/17	205	242
Capital One Financial Corp.	4.750%	7/15/21	280	295
[4,7] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	1,926
Citigroup Inc.	5.500%	4/11/13	2,380	2,470
Citigroup Inc.	6.500%	8/19/13	1,055	1,117
Citigroup Inc.	6.000%	12/13/13	775	819
Citigroup Inc.	5.125%	5/5/14	100	105
Citigroup Inc.	6.375%	8/12/14	1,765	1,913
Citigroup Inc.	5.000%	9/15/14	3,755	3,883
Citigroup Inc.	5.500%	10/15/14	1,140	1,223
Citigroup Inc.	6.010%	1/15/15	265	288
Citigroup Inc.	2.650%	3/2/15	675	674
Citigroup Inc.	4.750%	5/19/15	265	279
Citigroup Inc.	4.587%	12/15/15	1,285	1,351
Citigroup Inc.	5.300%	1/7/16	275	296
Citigroup Inc.	3.953%	6/15/16	435	447
Citigroup Inc.	5.850%	8/2/16	185	202
Citigroup Inc.	4.450%	1/10/17	1,800	1,883
Citigroup Inc.	5.500%	2/15/17	115	120
Citigroup Inc.	6.125%	11/21/17	1,590	1,776
Citigroup Inc.	6.125%	5/15/18	1,580	1,757
Citigroup Inc.	8.500%	5/22/19	225	277
Citigroup Inc.	5.375%	8/9/20	445	476
Citigroup Inc.	5.875%	2/22/33	320	303
Citigroup Inc.	6.000%	10/31/33	625	597
Citigroup Inc.	5.850%	12/11/34	295	305
Citigroup Inc.	6.125%	8/25/36	565	539
Citigroup Inc.	5.875%	5/29/37	225	232
Citigroup Inc.	6.875%	3/5/38	2,183	2,512
Citigroup Inc.	8.125%	7/15/39	1,125	1,457
Citigroup Inc.	5.875%	1/30/42	125	129
Comerica Bank	5.200%	8/22/17	300	329
Comerica Inc.	3.000%	9/16/15	375	389
Commonwealth Bank of Australia	1.950%	3/16/15	800	806
Compass Bank	6.400%	10/1/17	150	155
Compass Bank	5.900%	4/1/26	225	204
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	420	423
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	525	536
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	1,560	1,611
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	1,225	1,186
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	135	138
Credit Suisse	5.000%	5/15/13	1,075	1,116

Credit Suisse	2.200%	1/14/14	1,175	1,186
Credit Suisse	5.500%	5/1/14	1,110	1,192
Credit Suisse	3.500%	3/23/15	2,515	2,616
Credit Suisse	6.000%	2/15/18	910	983
Credit Suisse	5.300%	8/13/19	650	714
Credit Suisse	5.400%	1/14/20	425	440
Credit Suisse	4.375%	8/5/20	1,165	1,211
Credit Suisse USA Inc.	5.125%	1/15/14	50	53
Credit Suisse USA Inc.	4.875%	1/15/15	235	255
Credit Suisse USA Inc.	5.375%	3/2/16	145	161
Credit Suisse USA Inc.	5.850%	8/16/16	750	845
Credit Suisse USA Inc.	7.125%	7/15/32	665	804
Deutsche Bank AG	4.875%	5/20/13	1,285	1,333
Deutsche Bank AG	3.875%	8/18/14	105	110
Deutsche Bank AG	3.450%	3/30/15	500	519
Deutsche Bank AG	3.250%	1/11/16	805	823
Deutsche Bank AG	6.000%	9/1/17	1,185	1,344
Deutsche Bank Financial LLC	5.375%	3/2/15	900	930
Discover Bank	7.000%	4/15/20	250	287
Fifth Third Bancorp	6.250%	5/1/13	1,085	1,142
Fifth Third Bancorp	3.500%	3/15/22	825	803
Fifth Third Bancorp	8.250%	3/1/38	910	1,206
Fifth Third Bank	4.750%	2/1/15	325	347
First Horizon National Corp.	5.375%	12/15/15	1,050	1,115
First Niagara Financial Group Inc.	6.750%	3/19/20	75	82
First Niagara Financial Group Inc.	7.250%	12/15/21	65	70
First Tennessee Bank NA	5.050%	1/15/15	325	333
Goldman Sachs Capital I	6.345%	2/15/34	1,400	1,327
Goldman Sachs Group Inc.	4.750%	7/15/13	2,250	2,328
Goldman Sachs Group Inc.	5.250%	10/15/13	1,365	1,428
Goldman Sachs Group Inc.	5.150%	1/15/14	700	736
Goldman Sachs Group Inc.	6.000%	5/1/14	1,555	1,663
Goldman Sachs Group Inc.	5.000%	10/1/14	1,175	1,242
Goldman Sachs Group Inc.	5.125%	1/15/15	910	969
Goldman Sachs Group Inc.	3.700%	8/1/15	390	397
Goldman Sachs Group Inc.	5.350%	1/15/16	800	853
Goldman Sachs Group Inc.	3.625%	2/7/16	1,865	1,865
Goldman Sachs Group Inc.	5.750%	10/1/16	870	941
Goldman Sachs Group Inc.	5.625%	1/15/17	830	875
Goldman Sachs Group Inc.	6.250%	9/1/17	645	708
Goldman Sachs Group Inc.	5.950%	1/18/18	1,485	1,599
Goldman Sachs Group Inc.	6.150%	4/1/18	100	108
Goldman Sachs Group Inc.	7.500%	2/15/19	370	422
Goldman Sachs Group Inc.	5.375%	3/15/20	785	795
Goldman Sachs Group Inc.	6.000%	6/15/20	1,800	1,892
Goldman Sachs Group Inc.	5.250%	7/27/21	500	494
Goldman Sachs Group Inc.	5.750%	1/24/22	1,075	1,106
Goldman Sachs Group Inc.	5.950%	1/15/27	1,480	1,464
Goldman Sachs Group Inc.	6.125%	2/15/33	1,995	1,971
Goldman Sachs Group Inc.	6.450%	5/1/36	450	435
Goldman Sachs Group Inc.	6.750%	10/1/37	1,345	1,309
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,060
7 HBOS plc	6.750%	5/21/18	425	394
HSBC Bank USA NA	4.625%	4/1/14	1,105	1,161
HSBC Bank USA NA	4.875%	8/24/20	675	691
HSBC Bank USA NA	5.875%	11/1/34	675	708
HSBC Bank USA NA	5.625%	8/15/35	625	632

HSBC Bank USA NA	7.000%	1/15/39	300	351
HSBC Holdings plc	5.100%	4/5/21	1,310	1,417
HSBC Holdings plc	4.875%	1/14/22	225	239
HSBC Holdings plc	4.000%	3/30/22	700	695
HSBC Holdings plc	7.625%	5/17/32	400	447
HSBC Holdings plc	7.350%	11/27/32	400	433
HSBC Holdings plc	6.500%	5/2/36	385	430
HSBC Holdings plc	6.500%	9/15/37	1,285	1,439
HSBC Holdings plc	6.800%	6/1/38	75	86
HSBC Holdings plc	6.100%	1/14/42	200	235
HSBC USA Inc.	2.375%	2/13/15	300	302
HSBC USA Inc.	5.000%	9/27/20	145	147
Huntington Bancshares Inc.	7.000%	12/15/20	450	509
4 JP Morgan Chase Capital XVIII	6.950%	8/1/66	600	605
4 JP Morgan Chase Capital XX	6.550%	9/15/66	600	595
4 JP Morgan Chase Capital XXII	6.450%	1/15/87	895	895
JP Morgan Chase Capital XXV	6.800%	10/1/37	1,185	1,177
JPMorgan Chase & Co.	4.750%	5/1/13	1,690	1,759
JPMorgan Chase & Co.	1.650%	9/30/13	265	268
JPMorgan Chase & Co.	2.050%	1/24/14	260	265
JPMorgan Chase & Co.	4.650%	6/1/14	1,410	1,503
JPMorgan Chase & Co.	5.125%	9/15/14	1,600	1,715
JPMorgan Chase & Co.	3.700%	1/20/15	925	973
JPMorgan Chase & Co.	1.875%	3/20/15	1,250	1,252
JPMorgan Chase & Co.	3.400%	6/24/15	1,615	1,687
JPMorgan Chase & Co.	5.150%	10/1/15	1,230	1,344
JPMorgan Chase & Co.	3.450%	3/1/16	725	756
JPMorgan Chase & Co.	3.150%	7/5/16	1,055	1,086
JPMorgan Chase & Co.	6.000%	1/15/18	840	971
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,648
JPMorgan Chase & Co.	4.400%	7/22/20	905	940
JPMorgan Chase & Co.	4.250%	10/15/20	175	178
JPMorgan Chase & Co.	4.625%	5/10/21	185	193
JPMorgan Chase & Co.	4.350%	8/15/21	2,430	2,484
JPMorgan Chase & Co.	4.500%	1/24/22	650	674
JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,263
JPMorgan Chase & Co.	5.500%	10/15/40	1,100	1,189
JPMorgan Chase & Co.	5.600%	7/15/41	1,050	1,138
JPMorgan Chase & Co.	5.400%	1/6/42	400	424
JPMorgan Chase Bank NA	5.875%	6/13/16	725	802
JPMorgan Chase Bank NA	6.000%	10/1/17	460	526
KeyBank NA	5.800%	7/1/14	150	162
KeyBank NA	4.950%	9/15/15	25	27
KeyBank NA	5.450%	3/3/16	300	329
KeyCorp	6.500%	5/14/13	50	53
KeyCorp	5.100%	3/24/21	1,310	1,444
Lloyds TSB Bank plc	4.875%	1/21/16	555	575
Lloyds TSB Bank plc	4.200%	3/28/17	400	402
Lloyds TSB Bank plc	6.375%	1/21/21	1,900	2,039
M&I Marshall & Ilsley Bank	4.850%	6/16/15	375	401
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	688
MBNA Corp.	5.000%	6/15/15	400	416
Mellon Funding Corp.	5.000%	12/1/14	250	272
Merrill Lynch & Co. Inc.	6.150%	4/25/13	950	988
Merrill Lynch & Co. Inc.	5.000%	2/3/14	1,075	1,111
Merrill Lynch & Co. Inc.	5.450%	7/15/14	310	325
Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,304

Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,095	1,141
Merrill Lynch & Co. Inc.	5.700%	5/2/17	715	732
Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,370	1,495
Merrill Lynch & Co. Inc.	6.875%	4/25/18	2,030	2,254
Merrill Lynch & Co. Inc.	6.220%	9/15/26	395	401
Merrill Lynch & Co. Inc.	6.110%	1/29/37	535	506
Merrill Lynch & Co. Inc.	7.750%	5/14/38	2,215	2,424
Morgan Stanley	2.875%	1/24/14	75	75
Morgan Stanley	4.750%	4/1/14	1,570	1,592
Morgan Stanley	6.000%	5/13/14	1,050	1,100
Morgan Stanley	2.875%	7/28/14	125	124
Morgan Stanley	4.200%	11/20/14	1,325	1,336
Morgan Stanley	4.100%	1/26/15	975	977
Morgan Stanley	6.000%	4/28/15	115	120
Morgan Stanley	5.375%	10/15/15	1,165	1,203
Morgan Stanley	3.450%	11/2/15	2,000	1,957
Morgan Stanley	3.800%	4/29/16	2,135	2,078
Morgan Stanley	5.750%	10/18/16	425	443
Morgan Stanley	5.450%	1/9/17	1,385	1,418
Morgan Stanley	4.750%	3/22/17	1,000	998
Morgan Stanley	5.550%	4/27/17	250	257
Morgan Stanley	5.950%	12/28/17	1,110	1,147
Morgan Stanley	6.625%	4/1/18	1,735	1,826
Morgan Stanley	7.300%	5/13/19	1,390	1,496
Morgan Stanley	5.625%	9/23/19	1,715	1,691
Morgan Stanley	5.500%	1/26/20	525	512
Morgan Stanley	5.500%	7/24/20	650	635
Morgan Stanley	5.750%	1/25/21	1,210	1,188
Morgan Stanley	7.250%	4/1/32	705	771
National Australia Bank	2.000%	3/9/15	450	450
National Australia Bank	2.750%	3/9/17	425	422
National City Corp.	4.900%	1/15/15	500	547
National City Corp.	6.875%	5/15/19	310	360
Northern Trust Co.	6.500%	8/15/18	75	92
Northern Trust Corp.	5.500%	8/15/13	100	106
Northern Trust Corp.	4.625%	5/1/14	125	134
PNC Bank NA	4.875%	9/21/17	525	571
PNC Bank NA	6.000%	12/7/17	350	400
PNC Funding Corp.	3.000%	5/19/14	105	109
PNC Funding Corp.	3.625%	2/8/15	165	176
PNC Funding Corp.	5.250%	11/15/15	375	416
PNC Funding Corp.	2.700%	9/19/16	105	108
PNC Funding Corp.	6.700%	6/10/19	50	61
PNC Funding Corp.	5.125%	2/8/20	825	933
PNC Funding Corp.	4.375%	8/11/20	800	867
PNC Funding Corp.	3.300%	3/8/22	1,900	1,868
Royal Bank of Canada	2.100%	7/29/13	750	765
Royal Bank of Canada	1.450%	10/30/14	140	142
Royal Bank of Canada	1.150%	3/13/15	325	324
Royal Bank of Canada	2.625%	12/15/15	600	627
Royal Bank of Canada	2.875%	4/19/16	125	131
Royal Bank of Canada	2.300%	7/20/16	1,045	1,070
Royal Bank of Scotland Group plc	6.400%	10/21/19	595	625
Royal Bank of Scotland plc	3.400%	8/23/13	355	360
Royal Bank of Scotland plc	3.250%	1/11/14	650	660
7 Royal Bank of Scotland plc	4.875%	8/25/14	700	727
Royal Bank of Scotland plc	4.875%	3/16/15	1,260	1,306

Royal Bank of Scotland plc	3.950%	9/21/15	205	207
Royal Bank of Scotland plc	4.375%	3/16/16	495	508
Royal Bank of Scotland plc	5.625%	8/24/20	870	903
Royal Bank of Scotland plc	6.125%	1/11/21	820	877
Santander Holdings USA Inc.	4.625%	4/19/16	450	456
Santander UK plc	7.950%	10/26/29	400	408
SouthTrust Corp.	5.800%	6/15/14	300	324
State Street Bank and Trust Co.	5.300%	1/15/16	300	333
State Street Corp.	2.875%	3/7/16	515	537
State Street Corp.	4.956%	3/15/18	200	209
State Street Corp.	4.375%	3/7/21	615	676
SunTrust Bank	7.250%	3/15/18	75	86
SunTrust Banks Inc.	3.600%	4/15/16	940	970
SunTrust Banks Inc.	3.500%	1/20/17	380	386
Svenska Handelsbanken AB	2.875%	4/4/17	600	600
Toronto-Dominion Bank	1.375%	7/14/14	170	173
Toronto-Dominion Bank	2.500%	7/14/16	260	268
Toronto-Dominion Bank	2.375%	10/19/16	630	645
UBS AG	2.250%	8/12/13	1,185	1,192
UBS AG	2.250%	1/28/14	300	301
UBS AG	3.875%	1/15/15	410	427
UBS AG	7.000%	10/15/15	750	810
UBS AG	5.875%	7/15/16	205	216
UBS AG	7.375%	6/15/17	200	223
UBS AG	5.875%	12/20/17	1,940	2,148
UBS AG	5.750%	4/25/18	235	257
UBS AG	4.875%	8/4/20	725	751
4 UBS Preferred Funding Trust V	6.243%	5/29/49	105	101
UFJ Finance Aruba AEC	6.750%	7/15/13	500	532
Union Bank NA	5.950%	5/11/16	450	482
UnionBanCal Corp.	5.250%	12/16/13	150	158
US Bancorp	2.000%	6/14/13	255	259
US Bancorp	1.125%	10/30/13	250	251
US Bancorp	4.200%	5/15/14	725	775
US Bancorp	3.150%	3/4/15	100	106
US Bancorp	2.450%	7/27/15	145	150
US Bancorp	3.442%	2/1/16	1,680	1,729
US Bancorp	4.125%	5/24/21	915	984
US Bancorp	3.000%	3/15/22	575	566
US Bank NA	6.300%	2/4/14	250	274
US Bank NA	4.950%	10/30/14	425	465
USB Capital XIII Trust	6.625%	12/15/39	125	125
Wachovia Bank NA	4.800%	11/1/14	500	536
Wachovia Bank NA	4.875%	2/1/15	1,030	1,109
Wachovia Bank NA	6.000%	11/15/17	250	287
Wachovia Bank NA	5.850%	2/1/37	425	460
Wachovia Bank NA	6.600%	1/15/38	605	715
Wachovia Corp.	4.875%	2/15/14	345	365
Wachovia Corp.	5.250%	8/1/14	510	549
Wachovia Corp.	5.625%	10/15/16	500	557
Wachovia Corp.	5.750%	6/15/17	300	347
Wachovia Corp.	5.750%	2/1/18	410	474
Wachovia Corp.	7.500%	4/15/35	150	178
Wachovia Corp.	5.500%	8/1/35	200	203
Wachovia Corp.	6.550%	10/15/35	100	110
Wells Fargo & Co.	4.950%	10/16/13	480	506
Wells Fargo & Co.	3.750%	10/1/14	905	958

Wells Fargo & Co.	1.250%	2/13/15	1,550	1,543
Wells Fargo & Co.	3.625%	4/15/15	400	426
Wells Fargo & Co.	3.676%	6/15/16	580	621
Wells Fargo & Co.	5.125%	9/15/16	740	817
Wells Fargo & Co.	2.625%	12/15/16	575	588
Wells Fargo & Co.	5.625%	12/11/17	1,685	1,956
Wells Fargo & Co.	4.600%	4/1/21	3,410	3,632
Wells Fargo & Co.	3.500%	3/8/22	350	343
Wells Fargo Bank NA	4.750%	2/9/15	2,460	2,646
Wells Fargo Bank NA	5.750%	5/16/16	250	278
Wells Fargo Bank NA	5.950%	8/26/36	550	598
4 Wells Fargo Capital X	5.950%	12/1/86	425	427
Westpac Banking Corp.	1.850%	12/9/13	585	591
Westpac Banking Corp.	4.200%	2/27/15	1,425	1,527
Westpac Banking Corp.	3.000%	8/4/15	375	388
Westpac Banking Corp.	3.000%	12/9/15	515	534
Westpac Banking Corp.	4.875%	11/19/19	930	1,002
Zions Bancorporation	4.500%	3/27/17	50	50

Brokerage (0.0%)
Ameriprise Financial Inc.	5.650%	11/15/15	525	592
Ameriprise Financial Inc.	7.300%	6/28/19	450	545
BlackRock Inc.	3.500%	12/10/14	175	187
BlackRock Inc.	6.250%	9/15/17	300	362
BlackRock Inc.	5.000%	12/10/19	475	541
BlackRock Inc.	4.250%	5/24/21	50	54
Charles Schwab Corp.	4.950%	6/1/14	625	676
Franklin Resources Inc.	2.000%	5/20/13	325	330
Franklin Resources Inc.	3.125%	5/20/15	200	209
Franklin Resources Inc.	4.625%	5/20/20	100	109
GFI Group Inc.	8.375%	7/19/18	75	72
Jefferies Group Inc.	3.875%	11/9/15	125	123
Jefferies Group Inc.	5.125%	4/13/18	320	310
Jefferies Group Inc.	8.500%	7/15/19	655	727
Jefferies Group Inc.	6.875%	4/15/21	305	307
Jefferies Group Inc.	6.250%	1/15/36	20	18
Lazard Group LLC	6.850%	6/15/17	450	494
Nomura Holdings Inc.	5.000%	3/4/15	375	390
Nomura Holdings Inc.	4.125%	1/19/16	1,000	1,011
Nomura Holdings Inc.	6.700%	3/4/20	225	243
Raymond James Financial Inc.	4.250%	4/15/16	100	103
TD Ameritrade Holding Corp.	4.150%	12/1/14	150	160
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	110

Finance Companies (0.3%)
General Electric Capital Corp.	2.800%	1/8/13	2,525	2,569
General Electric Capital Corp.	4.800%	5/1/13	1,960	2,044
General Electric Capital Corp.	2.100%	1/7/14	125	128
General Electric Capital Corp.	5.900%	5/13/14	4,075	4,477
General Electric Capital Corp.	5.500%	6/4/14	1,450	1,583
General Electric Capital Corp.	5.650%	6/9/14	150	164
General Electric Capital Corp.	3.750%	11/14/14	300	318
General Electric Capital Corp.	2.250%	11/9/15	1,230	1,263
General Electric Capital Corp.	2.950%	5/9/16	325	340
General Electric Capital Corp.	3.350%	10/17/16	150	159
General Electric Capital Corp.	5.375%	10/20/16	750	858
General Electric Capital Corp.	5.625%	9/15/17	1,635	1,896

General Electric Capital Corp.	5.625%	5/1/18	800	926
General Electric Capital Corp.	6.000%	8/7/19	625	730
General Electric Capital Corp.	5.500%	1/8/20	125	142
General Electric Capital Corp.	5.550%	5/4/20	325	372
General Electric Capital Corp.	4.375%	9/16/20	175	186
General Electric Capital Corp.	5.300%	2/11/21	1,520	1,645
General Electric Capital Corp.	4.650%	10/17/21	1,060	1,127
General Electric Capital Corp.	6.750%	3/15/32	4,190	5,008
General Electric Capital Corp.	5.875%	1/14/38	1,385	1,515
General Electric Capital Corp.	6.875%	1/10/39	3,935	4,842
4 General Electric Capital Corp.	6.375%	11/15/67	965	978
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	325	303
HSBC Finance Corp.	4.750%	7/15/13	185	191
HSBC Finance Corp.	5.250%	1/15/14	650	684
HSBC Finance Corp.	5.250%	4/15/15	150	161
HSBC Finance Corp.	5.000%	6/30/15	830	886
HSBC Finance Corp.	5.500%	1/19/16	275	298
HSBC Finance Corp.	6.676%	1/15/21	2,611	2,785
SLM Corp.	5.000%	10/1/13	505	518
SLM Corp.	5.000%	4/15/15	25	26
SLM Corp.	6.250%	1/25/16	1,815	1,886
SLM Corp.	6.000%	1/25/17	150	156
SLM Corp.	8.450%	6/15/18	905	1,013
SLM Corp.	8.000%	3/25/20	630	680
SLM Corp.	7.250%	1/25/22	50	52
SLM Corp.	5.625%	8/1/33	805	684

Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	100
ACE INA Holdings Inc.	5.600%	5/15/15	125	141
ACE INA Holdings Inc.	2.600%	11/23/15	290	302
ACE INA Holdings Inc.	5.700%	2/15/17	200	234
ACE INA Holdings Inc.	5.900%	6/15/19	715	852
AEGON Funding Co. LLC	5.750%	12/15/20	664	703
Aegon NV	4.750%	6/1/13	75	77
Aetna Inc.	6.000%	6/15/16	525	605
Aetna Inc.	6.500%	9/15/18	175	215
Aetna Inc.	3.950%	9/1/20	75	79
Aetna Inc.	4.125%	6/1/21	320	341
Aetna Inc.	6.625%	6/15/36	200	248
Aetna Inc.	6.750%	12/15/37	275	348
Aflac Inc.	2.650%	2/15/17	275	278
Aflac Inc.	8.500%	5/15/19	225	292
Aflac Inc.	4.000%	2/15/22	125	126
Aflac Inc.	6.900%	12/17/39	75	89
Aflac Inc.	6.450%	8/15/40	300	333
Alleghany Corp.	5.625%	9/15/20	100	104
Allied World Assurance Co. Ltd.	7.500%	8/1/16	875	997
Allstate Corp.	6.200%	5/16/14	105	117
Allstate Corp.	5.000%	8/15/14	350	381
Allstate Corp.	7.450%	5/16/19	310	388
Allstate Corp.	6.125%	12/15/32	250	286
Allstate Corp.	5.550%	5/9/35	205	223
Allstate Corp.	5.200%	1/15/42	850	887
4 Allstate Corp.	6.500%	5/15/57	200	197
4 Allstate Corp.	6.125%	5/15/67	200	196
Allstate Life Global Funding Trusts	5.375%	4/30/13	185	194

Alterra Finance LLC	6.250%	9/30/20	95	100
American Financial Group Inc.	9.875%	6/15/19	100	124
American International Group Inc.	4.250%	5/15/13	1,775	1,816
American International Group Inc.	4.250%	9/15/14	310	322
American International Group Inc.	4.875%	9/15/16	450	477
American International Group Inc.	5.600%	10/18/16	800	867
American International Group Inc.	5.450%	5/18/17	910	978
American International Group Inc.	8.250%	8/15/18	820	982
American International Group Inc.	6.400%	12/15/20	1,160	1,315
American International Group Inc.	6.250%	5/1/36	400	434
American International Group Inc.	6.250%	3/15/37	250	224
4 American International Group Inc.	8.175%	5/15/68	1,535	1,627
Aon Corp.	3.500%	9/30/15	150	157
Aon Corp.	5.000%	9/30/20	865	952
Aon Corp.	8.205%	1/1/27	100	116
Aon Corp.	6.250%	9/30/40	150	181
Arch Capital Group Ltd.	7.350%	5/1/34	500	583
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	474
Assurant Inc.	5.625%	2/15/14	200	210
Assurant Inc.	6.750%	2/15/34	550	575
AXA SA	8.600%	12/15/30	680	743
Axis Capital Holdings Ltd.	5.750%	12/1/14	275	294
Axis Specialty Finance LLC	5.875%	6/1/20	390	416
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	275	287
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	125	132
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	605	714
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	518
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	152
Berkshire Hathaway Inc.	3.200%	2/11/15	1,375	1,460
Berkshire Hathaway Inc.	2.200%	8/15/16	2,080	2,148
Berkshire Hathaway Inc.	3.400%	1/31/22	50	51
Chubb Corp.	5.750%	5/15/18	310	375
Chubb Corp.	6.000%	5/11/37	375	458
4 Chubb Corp.	6.375%	3/29/67	535	552
Cigna Corp.	2.750%	11/15/16	320	324
Cigna Corp.	4.375%	12/15/20	100	104
Cigna Corp.	4.500%	3/15/21	210	222
Cigna Corp.	4.000%	2/15/22	165	168
Cigna Corp.	6.150%	11/15/36	1,050	1,163
Cigna Corp.	5.875%	3/15/41	235	256
Cigna Corp.	5.375%	2/15/42	190	194
Cincinnati Financial Corp.	6.125%	11/1/34	325	334
CNA Financial Corp.	6.500%	8/15/16	475	531
CNA Financial Corp.	7.350%	11/15/19	460	537
CNA Financial Corp.	5.875%	8/15/20	145	156
Coventry Health Care Inc.	6.300%	8/15/14	575	630
Coventry Health Care Inc.	5.450%	6/15/21	265	291
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	154
Genworth Financial Inc.	4.950%	10/1/15	125	127
Genworth Financial Inc.	8.625%	12/15/16	400	448
Genworth Financial Inc.	7.700%	6/15/20	215	223
Genworth Financial Inc.	7.200%	2/15/21	25	25
Genworth Financial Inc.	7.625%	9/24/21	475	490
Genworth Financial Inc.	6.500%	6/15/34	425	395
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	510
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	160
Hartford Financial Services Group Inc.	6.000%	1/15/19	300	327

Hartford Financial Services Group Inc.	5.950%	10/15/36	25	24
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	248
Humana Inc.	8.150%	6/15/38	325	419
Lincoln National Corp.	8.750%	7/1/19	175	222
Lincoln National Corp.	6.250%	2/15/20	255	290
Lincoln National Corp.	4.200%	3/15/22	325	326
Lincoln National Corp.	6.150%	4/7/36	350	370
Lincoln National Corp.	7.000%	6/15/40	565	658
4 Lincoln National Corp.	7.000%	5/17/66	500	484
Loews Corp.	6.000%	2/1/35	200	218
Manulife Financial Corp.	3.400%	9/17/15	400	414
Manulife Financial Corp.	4.900%	9/17/20	475	491
Markel Corp.	7.125%	9/30/19	125	141
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	658	737
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	593
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	110
MetLife Inc.	2.375%	2/6/14	430	441
MetLife Inc.	5.000%	6/15/15	1,105	1,225
MetLife Inc.	6.750%	6/1/16	105	125
MetLife Inc.	6.817%	8/15/18	105	129
MetLife Inc.	7.717%	2/15/19	105	132
MetLife Inc.	4.750%	2/8/21	380	417
MetLife Inc.	6.375%	6/15/34	580	717
MetLife Inc.	5.875%	2/6/41	440	524
4 MetLife Inc.	6.400%	12/15/66	565	555
7 Metropolitan Life Global Funding I	5.125%	6/10/14	450	486
OneBeacon US Holdings Inc.	5.875%	5/15/13	44	45
PartnerRe Finance B LLC	5.500%	6/1/20	200	207
Principal Financial Group Inc.	7.875%	5/15/14	225	251
Principal Financial Group Inc.	8.875%	5/15/19	410	523
Principal Financial Group Inc.	6.050%	10/15/36	250	261
Principal Life Income Funding Trusts	5.100%	4/15/14	475	506
Progressive Corp.	3.750%	8/23/21	145	154
Progressive Corp.	6.625%	3/1/29	150	179
4 Progressive Corp.	6.700%	6/15/67	425	445
Protective Life Corp.	7.375%	10/15/19	100	111
Protective Life Corp.	8.450%	10/15/39	175	203
Prudential Financial Inc.	4.750%	4/1/14	425	450
Prudential Financial Inc.	5.100%	9/20/14	895	967
Prudential Financial Inc.	6.200%	1/15/15	100	111
Prudential Financial Inc.	5.500%	3/15/16	50	56
Prudential Financial Inc.	6.000%	12/1/17	100	116
Prudential Financial Inc.	7.375%	6/15/19	455	562
Prudential Financial Inc.	5.375%	6/21/20	330	368
Prudential Financial Inc.	5.750%	7/15/33	570	588
Prudential Financial Inc.	5.400%	6/13/35	295	297
Prudential Financial Inc.	5.900%	3/17/36	775	837
Prudential Financial Inc.	5.700%	12/14/36	655	695
Prudential Financial Inc.	6.625%	6/21/40	125	145
Prudential Financial Inc.	5.625%	5/12/41	105	110
4 Reinsurance Group of America Inc.	6.750%	12/15/65	325	299
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	500	557
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	201
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	500	589
Torchmark Corp.	6.375%	6/15/16	425	471
Transatlantic Holdings Inc.	8.000%	11/30/39	625	713
Travelers Cos. Inc.	6.250%	6/20/16	100	117

Travelers Cos. Inc.	5.800%	5/15/18	910	1,099
Travelers Cos. Inc.	3.900%	11/1/20	530	570
Travelers Cos. Inc.	6.250%	6/15/37	145	179
Travelers Cos. Inc.	5.350%	11/1/40	130	149
UnitedHealth Group Inc.	5.000%	8/15/14	650	712
UnitedHealth Group Inc.	4.875%	3/15/15	250	277
UnitedHealth Group Inc.	1.875%	11/15/16	225	227
UnitedHealth Group Inc.	6.000%	6/15/17	875	1,046
UnitedHealth Group Inc.	6.000%	2/15/18	835	1,010
UnitedHealth Group Inc.	4.700%	2/15/21	165	185
UnitedHealth Group Inc.	3.375%	11/15/21	105	108
UnitedHealth Group Inc.	6.500%	6/15/37	200	248
UnitedHealth Group Inc.	6.625%	11/15/37	325	413
UnitedHealth Group Inc.	6.875%	2/15/38	755	983
UnitedHealth Group Inc.	4.625%	11/15/41	50	50
Unum Group	7.125%	9/30/16	175	200
Unum Group	5.625%	9/15/20	50	53
Validus Holdings Ltd.	8.875%	1/26/40	150	165
WellPoint Inc.	6.000%	2/15/14	525	572
WellPoint Inc.	5.250%	1/15/16	290	324
WellPoint Inc.	5.875%	6/15/17	500	585
WellPoint Inc.	7.000%	2/15/19	145	180
WellPoint Inc.	3.700%	8/15/21	145	150
WellPoint Inc.	5.950%	12/15/34	100	116
WellPoint Inc.	5.850%	1/15/36	150	173
WellPoint Inc.	6.375%	6/15/37	630	768
Willis Group Holdings plc	5.750%	3/15/21	265	283
Willis North America Inc.	6.200%	3/28/17	300	336
Willis North America Inc.	7.000%	9/29/19	700	809
WR Berkley Corp.	5.375%	9/15/20	50	53
XL Group plc	6.375%	11/15/24	100	108
XLIT Ltd.	5.750%	10/1/21	545	596

Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	550	583
CME Group Inc.	5.750%	2/15/14	200	218
NASDAQ OMX Group Inc.	4.000%	1/15/15	150	156
NASDAQ OMX Group Inc.	5.550%	1/15/20	450	460
NYSE Euronext	4.800%	6/28/13	220	230
ORIX Corp.	4.710%	4/27/15	800	839
ORIX Corp.	5.000%	1/12/16	245	259
XTRA Finance Corp.	5.150%	4/1/17	575	641

Real Estate Investment Trusts (0.1%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	296
AvalonBay Communities Inc.	5.750%	9/15/16	100	114
Boston Properties LP	3.700%	11/15/18	320	330
Boston Properties LP	5.625%	11/15/20	325	369
Boston Properties LP	4.125%	5/15/21	190	195
Brandywine Operating Partnership LP	5.400%	11/1/14	225	239
Brandywine Operating Partnership LP	7.500%	5/15/15	125	139
Brandywine Operating Partnership LP	6.000%	4/1/16	525	559
Brandywine Operating Partnership LP	4.950%	4/15/18	725	737
Camden Property Trust	5.700%	5/15/17	25	28
CommonWealth REIT	6.250%	8/15/16	700	740
Digital Realty Trust LP	4.500%	7/15/15	75	79
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,223

Duke Realty LP	6.250%	5/15/13	350	367
Duke Realty LP	5.950%	2/15/17	200	223
Duke Realty LP	8.250%	8/15/19	125	154
Duke Realty LP	6.750%	3/15/20	250	292
ERP Operating LP	5.250%	9/15/14	350	377
ERP Operating LP	5.375%	8/1/16	275	305
ERP Operating LP	4.750%	7/15/20	265	282
ERP Operating LP	4.625%	12/15/21	115	121
HCP Inc.	2.700%	2/1/14	495	502
HCP Inc.	3.750%	2/1/16	1,445	1,490
HCP Inc.	6.300%	9/15/16	300	337
HCP Inc.	5.625%	5/1/17	25	27
HCP Inc.	5.375%	2/1/21	360	387
HCP Inc.	6.750%	2/1/41	175	207
Health Care REIT Inc.	3.625%	3/15/16	225	228
Health Care REIT Inc.	6.200%	6/1/16	325	357
Health Care REIT Inc.	4.125%	4/1/19	300	298
Health Care REIT Inc.	6.125%	4/15/20	100	110
Health Care REIT Inc.	4.950%	1/15/21	175	179
Health Care REIT Inc.	5.250%	1/15/22	425	444
Health Care REIT Inc.	6.500%	3/15/41	200	209
Healthcare Realty Trust Inc.	6.500%	1/17/17	225	247
Healthcare Realty Trust Inc.	5.750%	1/15/21	145	148
Hospitality Properties Trust	5.125%	2/15/15	500	520
Kilroy Realty LP	5.000%	11/3/15	150	160
Kilroy Realty LP	4.800%	7/15/18	800	832
Kimco Realty Corp.	5.783%	3/15/16	125	137
Kimco Realty Corp.	5.700%	5/1/17	375	415
Kimco Realty Corp.	6.875%	10/1/19	50	58
Liberty Property LP	5.125%	3/2/15	375	401
Mack-Cali Realty LP	7.750%	8/15/19	100	121
National Retail Properties Inc.	6.875%	10/15/17	25	29
ProLogis LP	4.500%	8/15/17	75	78
ProLogis LP	7.375%	10/30/19	50	59
ProLogis LP	6.625%	12/1/19	100	112
ProLogis LP	6.875%	3/15/20	300	346
Realty Income Corp.	6.750%	8/15/19	935	1,082
Regency Centers LP	5.250%	8/1/15	75	81
Senior Housing Properties Trust	4.300%	1/15/16	75	75
Simon Property Group LP	6.750%	5/15/14	425	466
Simon Property Group LP	4.200%	2/1/15	135	144
Simon Property Group LP	5.750%	12/1/15	325	368
Simon Property Group LP	5.250%	12/1/16	335	377
Simon Property Group LP	2.800%	1/30/17	425	436
Simon Property Group LP	5.875%	3/1/17	650	749
Simon Property Group LP	2.150%	9/15/17	200	197
Simon Property Group LP	6.125%	5/30/18	450	530
Simon Property Group LP	5.650%	2/1/20	700	799
Simon Property Group LP	4.375%	3/1/21	555	589
Simon Property Group LP	4.125%	12/1/21	225	237
Simon Property Group LP	3.375%	3/15/22	250	242
Simon Property Group LP	6.750%	2/1/40	300	366
Simon Property Group LP	4.750%	3/15/42	225	214
Tanger Properties LP	6.150%	11/15/15	400	445
UDR Inc.	4.250%	6/1/18	50	53
UDR Inc.	4.625%	1/10/22	125	129
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	25	26

Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	253
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	136
Washington REIT	4.950%	10/1/20	125	130
				449,332
Industrial (4.5%)
Basic Industry (0.4%)
Air Products & Chemicals Inc.	2.000%	8/2/16	275	280
Air Products & Chemicals Inc.	3.000%	11/3/21	190	190
Airgas Inc.	4.500%	9/15/14	100	107
Airgas Inc.	3.250%	10/1/15	225	234
Albemarle Corp.	4.500%	12/15/20	50	53
Alcoa Inc.	5.550%	2/1/17	410	450
Alcoa Inc.	6.150%	8/15/20	810	869
Alcoa Inc.	5.400%	4/15/21	250	258
Alcoa Inc.	5.900%	2/1/27	275	275
Alcoa Inc.	6.750%	1/15/28	1,000	1,038
Alcoa Inc.	5.950%	2/1/37	310	302
Allegheny Technologies Inc.	9.375%	6/1/19	450	569
AngloGold Ashanti Holdings plc	5.375%	4/15/20	240	247
AngloGold Ashanti Holdings plc	6.500%	4/15/40	100	97
ArcelorMittal	5.375%	6/1/13	925	959
ArcelorMittal	9.000%	2/15/15	1,075	1,236
ArcelorMittal	3.750%	2/25/15	975	989
ArcelorMittal	3.750%	8/5/15	125	127
ArcelorMittal	3.750%	3/1/16	125	125
ArcelorMittal	6.125%	6/1/18	1,625	1,712
ArcelorMittal	9.850%	6/1/19	275	330
ArcelorMittal	5.250%	8/5/20	150	149
ArcelorMittal	5.500%	3/1/21	100	98
ArcelorMittal	6.250%	2/25/22	400	404
ArcelorMittal	7.000%	10/15/39	1,400	1,335
ArcelorMittal	6.750%	3/1/41	1,085	1,009
Barrick Gold Corp.	1.750%	5/30/14	50	51
Barrick Gold Corp.	2.900%	5/30/16	295	308
Barrick Gold Corp.	6.950%	4/1/19	350	429
7 Barrick Gold Corp.	3.850%	4/1/22	100	99
7 Barrick Gold Corp.	5.250%	4/1/42	300	295
Barrick Gold Finance Co.	4.875%	11/15/14	825	899
Barrick North America Finance LLC	6.800%	9/15/18	25	31
Barrick North America Finance LLC	4.400%	5/30/21	915	963
Barrick North America Finance LLC	7.500%	9/15/38	25	32
Barrick North America Finance LLC	5.700%	5/30/41	750	822
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	275	300
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	950	957
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	1,250	1,248
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	350	354
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	300	298
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	408
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	250	310
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	100	101
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	525	511
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	800	747
Carpenter Technology Corp.	5.200%	7/15/21	575	576
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	834
7 Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	206
Cliffs Natural Resources Inc.	5.900%	3/15/20	350	387
Cliffs Natural Resources Inc.	4.875%	4/1/21	610	633

Cliffs Natural Resources Inc.	6.250%	10/1/40	375	397
Cytec Industries Inc.	8.950%	7/1/17	75	93
Dow Chemical Co.	7.600%	5/15/14	650	735
Dow Chemical Co.	5.900%	2/15/15	750	844
Dow Chemical Co.	2.500%	2/15/16	250	257
Dow Chemical Co.	5.700%	5/15/18	100	115
Dow Chemical Co.	8.550%	5/15/19	410	537
Dow Chemical Co.	4.250%	11/15/20	2,010	2,098
Dow Chemical Co.	4.125%	11/15/21	185	189
Dow Chemical Co.	7.375%	11/1/29	100	129
Dow Chemical Co.	9.400%	5/15/39	760	1,168
Dow Chemical Co.	5.250%	11/15/41	125	129
Eastman Chemical Co.	3.000%	12/15/15	400	415
Ecolab Inc.	2.375%	12/8/14	150	155
Ecolab Inc.	3.000%	12/8/16	175	182
Ecolab Inc.	5.500%	12/8/41	625	677
EI du Pont de Nemours & Co.	1.750%	3/25/14	375	383
EI du Pont de Nemours & Co.	3.250%	1/15/15	295	315
EI du Pont de Nemours & Co.	2.750%	4/1/16	375	396
EI du Pont de Nemours & Co.	5.250%	12/15/16	105	123
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	339
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	343
EI du Pont de Nemours & Co.	3.625%	1/15/21	870	932
EI du Pont de Nemours & Co.	4.250%	4/1/21	250	281
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	621
EI du Pont de Nemours & Co.	4.900%	1/15/41	300	325
FMC Corp.	3.950%	2/1/22	150	154
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	200	199
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	125	124
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	500	480
International Paper Co.	5.300%	4/1/15	525	577
International Paper Co.	7.950%	6/15/18	410	513
International Paper Co.	9.375%	5/15/19	700	927
International Paper Co.	7.500%	8/15/21	410	516
International Paper Co.	7.300%	11/15/39	805	982
Lubrizol Corp.	5.500%	10/1/14	525	582
Monsanto Co.	2.750%	4/15/16	75	79
Monsanto Co.	5.875%	4/15/38	375	464
Mosaic Co.	4.875%	11/15/41	130	129
Newmont Mining Corp.	3.500%	3/15/22	500	484
Newmont Mining Corp.	5.875%	4/1/35	325	340
Newmont Mining Corp.	6.250%	10/1/39	500	549
Newmont Mining Corp.	4.875%	3/15/42	800	746
Nucor Corp.	5.750%	12/1/17	385	460
Nucor Corp.	6.400%	12/1/37	250	317
Placer Dome Inc.	6.450%	10/15/35	375	432
Plum Creek Timberlands LP	5.875%	11/15/15	400	441
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	322
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	50	53
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,367
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	50	60
PPG Industries Inc.	1.900%	1/15/16	375	376
PPG Industries Inc.	6.650%	3/15/18	600	731
Praxair Inc.	4.375%	3/31/14	450	483
Praxair Inc.	5.250%	11/15/14	150	167
Praxair Inc.	4.625%	3/30/15	615	682
Praxair Inc.	5.200%	3/15/17	25	29

Praxair Inc.	4.500%	8/15/19	175	198
Praxair Inc.	3.000%	9/1/21	50	51
Praxair Inc.	2.450%	2/15/22	850	817
Rayonier Inc.	3.750%	4/1/22	125	122
Rio Tinto Alcan Inc.	4.500%	5/15/13	125	130
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	278
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	381
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	285
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	1,800	2,086
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	280	290
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	493
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,453
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	316
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	184
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	1,030
Rio Tinto Finance USA plc	3.500%	3/22/22	200	200
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	292
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	593
Rio Tinto Finance USA plc	4.750%	3/22/42	375	370
Rio Tinto Finance USA plc	1.125%	3/20/15	325	325
Rio Tinto Finance USA plc	2.000%	3/22/17	375	376
RPM International Inc.	6.125%	10/15/19	75	82
Sherwin-Williams Co.	3.125%	12/15/14	175	185
Sigma-Aldrich Corp.	3.375%	11/1/20	75	77
Southern Copper Corp.	5.375%	4/16/20	200	221
Southern Copper Corp.	7.500%	7/27/35	975	1,146
Southern Copper Corp.	6.750%	4/16/40	250	273
Syngenta Finance NV	3.125%	3/28/22	250	251
Syngenta Finance NV	4.375%	3/28/42	150	150
Teck Resources Ltd.	10.250%	5/15/16	500	573
Teck Resources Ltd.	3.150%	1/15/17	500	514
Teck Resources Ltd.	10.750%	5/15/19	250	311
Teck Resources Ltd.	4.500%	1/15/21	250	261
Teck Resources Ltd.	4.750%	1/15/22	75	79
Teck Resources Ltd.	6.250%	7/15/41	795	861
Teck Resources Ltd.	5.200%	3/1/42	325	308
Vale Canada Ltd.	5.700%	10/15/15	450	497
Vale Canada Ltd.	7.200%	9/15/32	100	110
Vale Overseas Ltd.	6.250%	1/11/16	510	581
Vale Overseas Ltd.	6.250%	1/23/17	200	231
Vale Overseas Ltd.	5.625%	9/15/19	500	561
Vale Overseas Ltd.	4.625%	9/15/20	1,090	1,145
Vale Overseas Ltd.	4.375%	1/11/22	1,385	1,402
Vale Overseas Ltd.	8.250%	1/17/34	375	490
Vale Overseas Ltd.	6.875%	11/21/36	580	669
Vale Overseas Ltd.	6.875%	11/10/39	760	884
Valspar Corp.	7.250%	6/15/19	50	59
Valspar Corp.	4.200%	1/15/22	25	26
WMC Finance USA Ltd.	5.125%	5/15/13	400	420
Xstrata Canada Corp.	5.500%	6/15/17	250	277

Capital Goods (0.4%)
3M Co.	1.375%	9/29/16	295	297
3M Co.	6.375%	2/15/28	350	446
3M Co.	5.700%	3/15/37	105	133
Acuity Brands Lighting Inc.	6.000%	12/15/19	100	109
Black & Decker Corp.	5.750%	11/15/16	75	87

Boeing Capital Corp.	2.125%	8/15/16	115	118
Boeing Capital Corp.	4.700%	10/27/19	125	144
Boeing Co.	5.000%	3/15/14	115	125
Boeing Co.	3.500%	2/15/15	565	608
Boeing Co.	6.000%	3/15/19	150	184
Boeing Co.	4.875%	2/15/20	275	322
Boeing Co.	6.875%	3/15/39	100	140
Boeing Co.	5.875%	2/15/40	295	368
Caterpillar Financial Services Corp.	2.000%	4/5/13	400	406
Caterpillar Financial Services Corp.	1.550%	12/20/13	605	615
Caterpillar Financial Services Corp.	6.125%	2/17/14	325	357
Caterpillar Financial Services Corp.	1.375%	5/20/14	370	375
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	194
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,050	2,273
Caterpillar Financial Services Corp.	2.050%	8/1/16	770	792
Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,586
Caterpillar Inc.	1.375%	5/27/14	25	25
Caterpillar Inc.	3.900%	5/27/21	220	240
Caterpillar Inc.	6.050%	8/15/36	895	1,127
Caterpillar Inc.	5.200%	5/27/41	340	390
Caterpillar Inc.	7.375%	3/1/97	400	537
Cooper US Inc.	2.375%	1/15/16	1,000	1,022
CRH America Inc.	5.300%	10/15/13	100	105
CRH America Inc.	4.125%	1/15/16	500	507
CRH America Inc.	6.000%	9/30/16	750	815
CRH America Inc.	5.750%	1/15/21	885	918
Danaher Corp.	2.300%	6/23/16	200	207
Danaher Corp.	3.900%	6/23/21	150	164
Deere & Co.	6.950%	4/25/14	825	932
Deere & Co.	5.375%	10/16/29	455	547
Deere & Co.	7.125%	3/3/31	400	533
Dover Corp.	4.300%	3/1/21	145	162
Dover Corp.	5.375%	3/1/41	480	561
Eaton Corp.	5.600%	5/15/18	550	649
Embraer Overseas Ltd.	6.375%	1/24/17	100	112
Embraer Overseas Ltd.	6.375%	1/15/20	675	743
Emerson Electric Co.	4.875%	10/15/19	125	144
Emerson Electric Co.	4.250%	11/15/20	25	28
Emerson Electric Co.	5.250%	11/15/39	135	155
General Dynamics Corp.	4.250%	5/15/13	650	676
General Dynamics Corp.	1.375%	1/15/15	550	560
General Dynamics Corp.	3.875%	7/15/21	550	592
General Electric Co.	5.250%	12/6/17	1,940	2,243
Goodrich Corp.	6.125%	3/1/19	525	624
Goodrich Corp.	4.875%	3/1/20	625	706
Goodrich Corp.	3.600%	2/1/21	410	427
Harsco Corp.	2.700%	10/15/15	300	307
Harsco Corp.	5.750%	5/15/18	1,100	1,227
Honeywell International Inc.	4.250%	3/1/13	175	181
Honeywell International Inc.	3.875%	2/15/14	125	133
Honeywell International Inc.	5.400%	3/15/16	245	282
Honeywell International Inc.	5.300%	3/15/17	275	323
Honeywell International Inc.	5.300%	3/1/18	150	178
Honeywell International Inc.	5.000%	2/15/19	105	123
Honeywell International Inc.	4.250%	3/1/21	305	345
Honeywell International Inc.	5.700%	3/15/37	105	127
Honeywell International Inc.	5.375%	3/1/41	855	1,008

Illinois Tool Works Inc.	5.150%	4/1/14	430	466
Illinois Tool Works Inc.	6.250%	4/1/19	450	549
7 Illinois Tool Works Inc.	3.375%	9/15/21	105	108
7 Illinois Tool Works Inc.	4.875%	9/15/41	105	112
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	225	240
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	650	748
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	225	274
John Deere Capital Corp.	1.875%	6/17/13	235	239
John Deere Capital Corp.	4.900%	9/9/13	525	557
John Deere Capital Corp.	1.250%	12/2/14	350	354
John Deere Capital Corp.	2.950%	3/9/15	125	133
John Deere Capital Corp.	1.850%	9/15/16	185	188
John Deere Capital Corp.	2.000%	1/13/17	375	382
John Deere Capital Corp.	2.800%	9/18/17	550	581
John Deere Capital Corp.	5.750%	9/10/18	205	249
John Deere Capital Corp.	3.900%	7/12/21	125	135
John Deere Capital Corp.	3.150%	10/15/21	105	107
John Deere Capital Corp.	2.750%	3/15/22	75	73
Joy Global Inc.	6.000%	11/15/16	250	283
Kennametal Inc.	3.875%	2/15/22	125	126
L-3 Communications Corp.	5.200%	10/15/19	325	347
L-3 Communications Corp.	4.750%	7/15/20	425	439
L-3 Communications Corp.	4.950%	2/15/21	575	600
Lockheed Martin Corp.	7.650%	5/1/16	250	304
Lockheed Martin Corp.	2.125%	9/15/16	245	248
Lockheed Martin Corp.	4.250%	11/15/19	530	574
Lockheed Martin Corp.	3.350%	9/15/21	80	80
Lockheed Martin Corp.	6.150%	9/1/36	965	1,154
Lockheed Martin Corp.	5.500%	11/15/39	180	197
Lockheed Martin Corp.	5.720%	6/1/40	316	362
Martin Marietta Materials Inc.	6.600%	4/15/18	400	436
Northrop Grumman Corp.	1.850%	11/15/15	475	480
Northrop Grumman Corp.	3.500%	3/15/21	125	128
Northrop Grumman Corp.	5.050%	11/15/40	475	493
Owens Corning	6.500%	12/1/16	1,930	2,148
Parker Hannifin Corp.	5.500%	5/15/18	125	146
Parker Hannifin Corp.	3.500%	9/15/22	75	77
Parker Hannifin Corp.	6.250%	5/15/38	75	93
Raytheon Co.	1.400%	12/15/14	200	203
Raytheon Co.	1.625%	10/15/15	105	107
Raytheon Co.	3.125%	10/15/20	425	433
Raytheon Co.	7.200%	8/15/27	75	98
Raytheon Co.	4.875%	10/15/40	225	237
Raytheon Co.	4.700%	12/15/41	625	641
Republic Services Inc.	3.800%	5/15/18	1,135	1,218
Republic Services Inc.	5.000%	3/1/20	125	140
Republic Services Inc.	5.250%	11/15/21	550	626
Republic Services Inc.	6.200%	3/1/40	475	566
Republic Services Inc.	5.700%	5/15/41	500	567
Rockwell Automation Inc.	5.650%	12/1/17	25	29
Rockwell Automation Inc.	6.700%	1/15/28	200	246
Rockwell Automation Inc.	6.250%	12/1/37	325	392
Rockwell Collins Inc.	5.250%	7/15/19	50	58
Rockwell Collins Inc.	3.100%	11/15/21	125	127
Roper Industries Inc.	6.250%	9/1/19	1,275	1,496
Sonoco Products Co.	4.375%	11/1/21	65	66
Sonoco Products Co.	5.750%	11/1/40	265	282

Stanley Black & Decker Inc.	3.400%	12/1/21	450	454
Stanley Black & Decker Inc.	5.200%	9/1/40	150	158
Textron Inc.	5.600%	12/1/17	125	136
Textron Inc.	7.250%	10/1/19	650	746
Tyco International Finance SA	4.125%	10/15/14	1,000	1,069
Tyco International Finance SA	3.375%	10/15/15	145	154
Tyco International Finance SA	3.750%	1/15/18	100	107
Tyco International Finance SA	8.500%	1/15/19	300	386
Tyco International Finance SA	4.625%	1/15/23	125	132
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	400	492
United Technologies Corp.	4.875%	5/1/15	115	128
United Technologies Corp.	6.125%	2/1/19	1,183	1,455
United Technologies Corp.	4.500%	4/15/20	445	508
United Technologies Corp.	7.500%	9/15/29	100	139
United Technologies Corp.	5.400%	5/1/35	400	461
United Technologies Corp.	6.050%	6/1/36	185	230
United Technologies Corp.	6.125%	7/15/38	500	621
United Technologies Corp.	5.700%	4/15/40	525	631
Waste Management Inc.	5.000%	3/15/14	780	838
Waste Management Inc.	2.600%	9/1/16	205	210
Waste Management Inc.	6.100%	3/15/18	125	148
Waste Management Inc.	7.375%	3/11/19	80	100
Waste Management Inc.	4.600%	3/1/21	275	303
Waste Management Inc.	7.100%	8/1/26	325	403
Waste Management Inc.	7.750%	5/15/32	185	251
Waste Management Inc.	6.125%	11/30/39	400	485

Communication (0.9%)
America Movil SAB de CV	5.500%	3/1/14	335	362
America Movil SAB de CV	5.750%	1/15/15	833	926
America Movil SAB de CV	2.375%	9/8/16	125	127
America Movil SAB de CV	5.000%	10/16/19	850	945
America Movil SAB de CV	5.000%	3/30/20	710	791
America Movil SAB de CV	6.375%	3/1/35	200	236
America Movil SAB de CV	6.125%	11/15/37	300	345
America Movil SAB de CV	6.125%	3/30/40	1,210	1,395
American Tower Corp.	4.625%	4/1/15	75	80
American Tower Corp.	4.500%	1/15/18	1,400	1,467
American Tower Corp.	5.050%	9/1/20	205	211
AT&T Corp.	8.000%	11/15/31	1,251	1,754
AT&T Inc.	6.700%	11/15/13	300	328
AT&T Inc.	4.850%	2/15/14	450	483
AT&T Inc.	5.100%	9/15/14	1,575	1,732
AT&T Inc.	2.500%	8/15/15	2,285	2,379
AT&T Inc.	2.950%	5/15/16	410	433
AT&T Inc.	5.625%	6/15/16	600	698
AT&T Inc.	2.400%	8/15/16	2,445	2,527
AT&T Inc.	5.500%	2/1/18	710	835
AT&T Inc.	5.800%	2/15/19	75	89
AT&T Inc.	4.450%	5/15/21	485	534
AT&T Inc.	3.875%	8/15/21	615	649
AT&T Inc.	3.000%	2/15/22	325	318
AT&T Inc.	6.450%	6/15/34	1,000	1,177
AT&T Inc.	6.500%	9/1/37	425	509
AT&T Inc.	6.300%	1/15/38	1,785	2,088
AT&T Inc.	6.400%	5/15/38	675	801

AT&T Inc.	6.550%	2/15/39	410	501
AT&T Inc.	5.350%	9/1/40	1,755	1,866
AT&T Inc.	5.550%	8/15/41	435	482
AT&T Mobility LLC	7.125%	12/15/31	500	637
Bellsouth Capital Funding Corp.	7.875%	2/15/30	150	192
BellSouth Corp.	5.200%	12/15/16	250	286
BellSouth Corp.	6.875%	10/15/31	325	388
BellSouth Corp.	6.550%	6/15/34	700	795
BellSouth Corp.	6.000%	11/15/34	290	312
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,772
British Telecommunications plc	5.950%	1/15/18	615	713
British Telecommunications plc	9.625%	12/15/30	1,125	1,670
CBS Corp.	5.750%	4/15/20	360	414
CBS Corp.	4.300%	2/15/21	550	575
CBS Corp.	3.375%	3/1/22	725	699
CBS Corp.	7.875%	7/30/30	400	514
CBS Corp.	5.500%	5/15/33	200	207
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	1,580	1,740
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	835	903
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	1,492	2,049
CenturyLink Inc.	5.000%	2/15/15	150	158
CenturyLink Inc.	6.450%	6/15/21	785	806
CenturyLink Inc.	5.800%	3/15/22	875	853
CenturyLink Inc.	6.875%	1/15/28	150	141
CenturyLink Inc.	7.600%	9/15/39	850	798
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,608
Comcast Cable Communications LLC	8.875%	5/1/17	850	1,105
Comcast Corp.	6.500%	1/15/15	700	800
Comcast Corp.	5.900%	3/15/16	1,265	1,462
Comcast Corp.	5.700%	7/1/19	1,730	2,032
Comcast Corp.	5.150%	3/1/20	870	1,002
Comcast Corp.	7.050%	3/15/33	1,000	1,218
Comcast Corp.	6.500%	11/15/35	1,075	1,282
Comcast Corp.	6.450%	3/15/37	50	60
Comcast Corp.	6.950%	8/15/37	1,220	1,537
Comcast Corp.	6.400%	5/15/38	600	711
COX Communications Inc.	4.625%	6/1/13	200	209
COX Communications Inc.	5.450%	12/15/14	150	167
COX Communications Inc.	5.500%	10/1/15	600	679
7 COX Communications Inc.	8.375%	3/1/39	500	700
Deutsche Telekom International Finance BV	5.250%	7/22/13	310	326
Deutsche Telekom International Finance BV	5.875%	8/20/13	490	522
Deutsche Telekom International Finance BV	4.875%	7/8/14	25	27
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	482
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,200
Deutsche Telekom International Finance BV	8.750%	6/15/30	975	1,339
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	325	353
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	375	396
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	100	104

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	1,450	1,667
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	2,725	2,948
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	275	306
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	225	253
7 DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	800	777
Discovery Communications LLC	5.050%	6/1/20	500	565
Discovery Communications LLC	4.375%	6/15/21	205	220
Embarq Corp.	7.082%	6/1/16	875	985
Embarq Corp.	7.995%	6/1/36	405	409
France Telecom SA	4.375%	7/8/14	525	561
France Telecom SA	2.750%	9/14/16	820	845
France Telecom SA	5.375%	7/8/19	1,025	1,156
France Telecom SA	4.125%	9/14/21	205	214
France Telecom SA	8.500%	3/1/31	785	1,109
France Telecom SA	5.375%	1/13/42	525	554
Grupo Televisa SAB	6.625%	3/18/25	450	536
GTE Corp.	6.940%	4/15/28	325	394
McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	372
NBCUniversal Media LLC	2.100%	4/1/14	550	561
NBCUniversal Media LLC	3.650%	4/30/15	425	454
NBCUniversal Media LLC	2.875%	4/1/16	2,120	2,202
NBCUniversal Media LLC	5.150%	4/30/20	175	197
NBCUniversal Media LLC	4.375%	4/1/21	205	219
NBCUniversal Media LLC	6.400%	4/30/40	350	416
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,234
New Cingular Wireless Services Inc.	8.750%	3/1/31	205	298
News America Inc.	5.300%	12/15/14	205	227
News America Inc.	6.900%	3/1/19	1,160	1,410
News America Inc.	5.650%	8/15/20	500	567
News America Inc.	4.500%	2/15/21	960	1,023
News America Inc.	6.550%	3/15/33	892	982
News America Inc.	6.200%	12/15/34	725	804
News America Inc.	6.400%	12/15/35	450	506
News America Inc.	8.150%	10/17/36	385	472
News America Inc.	6.900%	8/15/39	50	59
News America Inc.	6.150%	2/15/41	970	1,101
Omnicom Group Inc.	5.900%	4/15/16	50	58
Omnicom Group Inc.	4.450%	8/15/20	500	534
Pacific Bell Telephone Co.	7.125%	3/15/26	200	258
Qwest Corp.	8.375%	5/1/16	325	384
Qwest Corp.	6.500%	6/1/17	275	310
Qwest Corp.	6.750%	12/1/21	410	453
Qwest Corp.	7.500%	6/15/23	350	354
Qwest Corp.	7.250%	9/15/25	175	187
Qwest Corp.	6.875%	9/15/33	375	371
Qwest Corp.	7.125%	11/15/43	550	553
Reed Elsevier Capital Inc.	7.750%	1/15/14	175	194
Reed Elsevier Capital Inc.	8.625%	1/15/19	405	509
Rogers Communications Inc.	6.375%	3/1/14	50	55
Rogers Communications Inc.	5.500%	3/15/14	845	914
Rogers Communications Inc.	6.800%	8/15/18	950	1,183
Telecom Italia Capital SA	5.250%	11/15/13	325	336

Telecom Italia Capital SA	6.175%	6/18/14	410	431
Telecom Italia Capital SA	4.950%	9/30/14	1,000	1,031
Telecom Italia Capital SA	5.250%	10/1/15	1,505	1,555
Telecom Italia Capital SA	7.175%	6/18/19	550	585
Telecom Italia Capital SA	6.375%	11/15/33	205	186
Telecom Italia Capital SA	7.721%	6/4/38	410	399
Telefonica Emisiones SAU	2.582%	4/26/13	275	276
Telefonica Emisiones SAU	4.949%	1/15/15	625	640
Telefonica Emisiones SAU	3.729%	4/27/15	300	301
Telefonica Emisiones SAU	3.992%	2/16/16	710	711
Telefonica Emisiones SAU	6.421%	6/20/16	475	506
Telefonica Emisiones SAU	5.877%	7/15/19	1,050	1,066
Telefonica Emisiones SAU	5.134%	4/27/20	705	683
Telefonica Emisiones SAU	5.462%	2/16/21	1,410	1,385
Telefonica Emisiones SAU	7.045%	6/20/36	690	681
Telefonica Europe BV	8.250%	9/15/30	750	837
Thomson Reuters Corp.	5.950%	7/15/13	75	79
Thomson Reuters Corp.	5.700%	10/1/14	850	937
Thomson Reuters Corp.	6.500%	7/15/18	50	61
Thomson Reuters Corp.	4.700%	10/15/19	125	137
Thomson Reuters Corp.	5.500%	8/15/35	50	52
Thomson Reuters Corp.	5.850%	4/15/40	675	745
Time Warner Cable Inc.	6.200%	7/1/13	300	320
Time Warner Cable Inc.	7.500%	4/1/14	1,470	1,654
Time Warner Cable Inc.	3.500%	2/1/15	300	317
Time Warner Cable Inc.	5.850%	5/1/17	825	962
Time Warner Cable Inc.	8.250%	4/1/19	700	897
Time Warner Cable Inc.	5.000%	2/1/20	2,495	2,752
Time Warner Cable Inc.	6.550%	5/1/37	550	635
Time Warner Cable Inc.	6.750%	6/15/39	1,600	1,901
Time Warner Cable Inc.	5.875%	11/15/40	1,100	1,188
Time Warner Cable Inc.	5.500%	9/1/41	250	261
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,068
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	134
United States Cellular Corp.	6.700%	12/15/33	350	339
Verizon Communications Inc.	5.250%	4/15/13	650	681
Verizon Communications Inc.	1.950%	3/28/14	2,610	2,674
Verizon Communications Inc.	5.550%	2/15/16	500	574
Verizon Communications Inc.	3.000%	4/1/16	380	402
Verizon Communications Inc.	2.000%	11/1/16	875	887
Verizon Communications Inc.	5.500%	4/1/17	50	58
Verizon Communications Inc.	5.500%	2/15/18	450	527
Verizon Communications Inc.	6.100%	4/15/18	305	367
Verizon Communications Inc.	8.750%	11/1/18	685	929
Verizon Communications Inc.	4.600%	4/1/21	790	876
Verizon Communications Inc.	3.500%	11/1/21	640	653
Verizon Communications Inc.	5.850%	9/15/35	500	573
Verizon Communications Inc.	6.250%	4/1/37	150	179
Verizon Communications Inc.	6.400%	2/15/38	410	496
Verizon Communications Inc.	6.900%	4/15/38	350	449
Verizon Communications Inc.	8.950%	3/1/39	1,250	1,928
Verizon Communications Inc.	7.350%	4/1/39	550	729
Verizon Communications Inc.	6.000%	4/1/41	445	527
Verizon Communications Inc.	4.750%	11/1/41	225	228
Verizon Global Funding Corp.	7.750%	12/1/30	1,135	1,534
Verizon New England Inc.	7.875%	11/15/29	250	305
Vodafone Group plc	5.000%	12/16/13	600	640

Vodafone Group plc	4.150%	6/10/14	412	440
Vodafone Group plc	5.750%	3/15/16	300	347
Vodafone Group plc	5.625%	2/27/17	2,060	2,404
Vodafone Group plc	1.625%	3/20/17	625	615
Vodafone Group plc	4.625%	7/15/18	125	142
Vodafone Group plc	5.450%	6/10/19	275	325
Vodafone Group plc	7.875%	2/15/30	425	584
Vodafone Group plc	6.250%	11/30/32	350	420
Vodafone Group plc	6.150%	2/27/37	280	338
Washington Post Co.	7.250%	2/1/19	150	173
7 WPP Finance 2010	4.750%	11/21/21	1,321	1,370

Consumer Cyclical (0.5%)
AutoZone Inc.	6.500%	1/15/14	300	328
AutoZone Inc.	5.750%	1/15/15	325	360
Best Buy Co. Inc.	6.750%	7/15/13	125	131
BorgWarner Inc.	4.625%	9/15/20	50	53
Costco Wholesale Corp.	5.500%	3/15/17	475	565
CVS Caremark Corp.	4.875%	9/15/14	175	192
CVS Caremark Corp.	3.250%	5/18/15	705	748
CVS Caremark Corp.	5.750%	6/1/17	585	687
CVS Caremark Corp.	6.600%	3/15/19	575	707
CVS Caremark Corp.	6.250%	6/1/27	125	149
CVS Caremark Corp.	6.125%	9/15/39	125	145
CVS Caremark Corp.	5.750%	5/15/41	1,255	1,403
Daimler Finance North America LLC	6.500%	11/15/13	375	407
7 Daimler Finance North America LLC	2.625%	9/15/16	225	230
Daimler Finance North America LLC	8.500%	1/18/31	655	953
Darden Restaurants Inc.	6.200%	10/15/17	150	171
Darden Restaurants Inc.	4.500%	10/15/21	670	683
Darden Restaurants Inc.	6.800%	10/15/37	480	543
eBay Inc.	0.875%	10/15/13	125	126
eBay Inc.	1.625%	10/15/15	125	127
eBay Inc.	3.250%	10/15/20	125	127
Expedia Inc.	5.950%	8/15/20	1,150	1,181
Family Dollar Stores Inc.	5.000%	2/1/21	125	130
Gap Inc.	5.950%	4/12/21	600	606
Historic TW Inc.	9.150%	2/1/23	975	1,328
Historic TW Inc.	6.625%	5/15/29	200	238
Home Depot Inc.	5.250%	12/16/13	275	297
Home Depot Inc.	5.400%	3/1/16	1,305	1,507
Home Depot Inc.	4.400%	4/1/21	1,610	1,804
Home Depot Inc.	5.875%	12/16/36	745	887
Home Depot Inc.	5.950%	4/1/41	375	456
International Game Technology	7.500%	6/15/19	125	146
International Game Technology	5.500%	6/15/20	125	132
Johnson Controls Inc.	2.600%	12/1/16	150	154
Johnson Controls Inc.	5.000%	3/30/20	200	223
Johnson Controls Inc.	4.250%	3/1/21	745	786
Johnson Controls Inc.	3.750%	12/1/21	175	178
Johnson Controls Inc.	6.000%	1/15/36	125	141
Johnson Controls Inc.	5.700%	3/1/41	205	230
Johnson Controls Inc.	5.250%	12/1/41	100	105
Kohl's Corp.	6.250%	12/15/17	200	238
Kohl's Corp.	4.000%	11/1/21	845	870
Kohl's Corp.	6.000%	1/15/33	225	241
Kohl's Corp.	6.875%	12/15/37	100	121

Lowe's Cos. Inc.	5.000%	10/15/15	75	85
Lowe's Cos. Inc.	6.100%	9/15/17	200	239
Lowe's Cos. Inc.	4.625%	4/15/20	445	494
Lowe's Cos. Inc.	3.750%	4/15/21	205	216
Lowe's Cos. Inc.	3.800%	11/15/21	250	265
Lowe's Cos. Inc.	6.875%	2/15/28	367	467
Lowe's Cos. Inc.	5.800%	4/15/40	180	209
Lowe's Cos. Inc.	5.125%	11/15/41	100	107
Macy's Retail Holdings Inc.	7.875%	7/15/15	1,660	1,954
Macy's Retail Holdings Inc.	5.900%	12/1/16	325	373
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	151
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	553
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	311
Macy's Retail Holdings Inc.	5.125%	1/15/42	25	24
Marriott International Inc.	6.200%	6/15/16	150	173
Marriott International Inc.	6.375%	6/15/17	50	58
Marriott International Inc.	3.000%	3/1/19	125	123
McDonald's Corp.	5.300%	3/15/17	400	468
McDonald's Corp.	5.800%	10/15/17	300	362
McDonald's Corp.	5.350%	3/1/18	555	664
McDonald's Corp.	2.625%	1/15/22	410	404
McDonald's Corp.	6.300%	3/1/38	300	397
McDonald's Corp.	5.700%	2/1/39	25	31
McDonald's Corp.	3.700%	2/15/42	475	433
Nordstrom Inc.	4.750%	5/1/20	600	673
Nordstrom Inc.	4.000%	10/15/21	585	625
Nordstrom Inc.	6.950%	3/15/28	200	250
Nordstrom Inc.	7.000%	1/15/38	150	200
O'Reilly Automotive Inc.	4.875%	1/14/21	50	53
PACCAR Financial Corp.	1.600%	3/15/17	400	398
PACCAR Inc.	6.875%	2/15/14	200	222
Staples Inc.	9.750%	1/15/14	1,025	1,166
Target Corp.	4.000%	6/15/13	525	547
Target Corp.	5.375%	5/1/17	200	236
Target Corp.	6.000%	1/15/18	495	605
Target Corp.	3.875%	7/15/20	145	158
Target Corp.	7.000%	7/15/31	175	225
Target Corp.	6.350%	11/1/32	450	553
Target Corp.	7.000%	1/15/38	1,430	1,929
Time Warner Inc.	3.150%	7/15/15	860	909
Time Warner Inc.	4.875%	3/15/20	1,240	1,375
Time Warner Inc.	4.700%	1/15/21	700	765
Time Warner Inc.	4.750%	3/29/21	600	660
Time Warner Inc.	4.000%	1/15/22	205	213
Time Warner Inc.	7.625%	4/15/31	835	1,071
Time Warner Inc.	7.700%	5/1/32	590	770
Time Warner Inc.	6.200%	3/15/40	150	170
Time Warner Inc.	6.100%	7/15/40	825	917
Time Warner Inc.	6.250%	3/29/41	325	370
Time Warner Inc.	5.375%	10/15/41	205	214
TJX Cos. Inc.	6.950%	4/15/19	175	216
Toyota Motor Credit Corp.	1.000%	2/17/15	625	625
Toyota Motor Credit Corp.	3.200%	6/17/15	700	744
Toyota Motor Credit Corp.	2.800%	1/11/16	535	559
Toyota Motor Credit Corp.	2.000%	9/15/16	325	331
Toyota Motor Credit Corp.	2.050%	1/12/17	950	965
Toyota Motor Credit Corp.	4.250%	1/11/21	300	328

Toyota Motor Credit Corp.	3.400%	9/15/21	305	313
Toyota Motor Credit Corp.	3.300%	1/12/22	650	660
VF Corp.	5.950%	11/1/17	250	294
VF Corp.	3.500%	9/1/21	380	390
VF Corp.	6.450%	11/1/37	150	185
Viacom Inc.	4.375%	9/15/14	350	377
Viacom Inc.	1.250%	2/27/15	400	399
Viacom Inc.	2.500%	12/15/16	250	256
Viacom Inc.	3.500%	4/1/17	540	578
Viacom Inc.	5.625%	9/15/19	650	751
Viacom Inc.	4.500%	3/1/21	245	264
Viacom Inc.	3.875%	12/15/21	75	77
Viacom Inc.	6.875%	4/30/36	565	711
Wal-Mart Stores Inc.	4.550%	5/1/13	2,685	2,804
Wal-Mart Stores Inc.	7.250%	6/1/13	150	162
Wal-Mart Stores Inc.	1.625%	4/15/14	265	271
Wal-Mart Stores Inc.	3.200%	5/15/14	550	580
Wal-Mart Stores Inc.	4.500%	7/1/15	450	501
Wal-Mart Stores Inc.	1.500%	10/25/15	615	628
Wal-Mart Stores Inc.	5.375%	4/5/17	200	235
Wal-Mart Stores Inc.	5.800%	2/15/18	405	492
Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,188
Wal-Mart Stores Inc.	4.250%	4/15/21	915	1,022
Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,879
Wal-Mart Stores Inc.	5.250%	9/1/35	265	300
Wal-Mart Stores Inc.	6.500%	8/15/37	960	1,257
Wal-Mart Stores Inc.	5.000%	10/25/40	465	509
Wal-Mart Stores Inc.	5.625%	4/15/41	2,040	2,448
Walgreen Co.	4.875%	8/1/13	80	85
Walgreen Co.	5.250%	1/15/19	830	957
Walt Disney Co.	4.500%	12/15/13	330	352
Walt Disney Co.	0.875%	12/1/14	1,125	1,131
Walt Disney Co.	1.350%	8/16/16	165	165
Walt Disney Co.	5.625%	9/15/16	500	587
Walt Disney Co.	4.375%	8/16/41	225	227
Walt Disney Co.	4.125%	12/1/41	1,350	1,315
Western Union Co.	6.500%	2/26/14	300	328
Western Union Co.	5.930%	10/1/16	400	463
Western Union Co.	6.200%	11/17/36	325	339
Wyndham Worldwide Corp.	2.950%	3/1/17	425	421
Wyndham Worldwide Corp.	4.250%	3/1/22	500	489
Yum! Brands Inc.	5.300%	9/15/19	479	539
Yum! Brands Inc.	6.875%	11/15/37	750	953

Consumer Noncyclical (1.1%)
Abbott Laboratories	4.350%	3/15/14	250	268
Abbott Laboratories	5.875%	5/15/16	1,965	2,317
Abbott Laboratories	5.600%	11/30/17	475	575
Abbott Laboratories	5.125%	4/1/19	310	365
Abbott Laboratories	6.150%	11/30/37	925	1,173
Abbott Laboratories	6.000%	4/1/39	325	405
Abbott Laboratories	5.300%	5/27/40	245	280
Allergan Inc.	5.750%	4/1/16	125	145
Altria Group Inc.	8.500%	11/10/13	1,530	1,712
Altria Group Inc.	9.700%	11/10/18	1,610	2,187
Altria Group Inc.	9.250%	8/6/19	1,010	1,360
Altria Group Inc.	9.950%	11/10/38	685	1,047

Altria Group Inc.	10.200%	2/6/39	1,175	1,829
AmerisourceBergen Corp.	5.875%	9/15/15	1,175	1,348
AmerisourceBergen Corp.	3.500%	11/15/21	150	153
Amgen Inc.	1.875%	11/15/14	390	398
Amgen Inc.	4.850%	11/18/14	500	547
Amgen Inc.	2.300%	6/15/16	505	515
Amgen Inc.	2.500%	11/15/16	390	400
Amgen Inc.	5.850%	6/1/17	125	147
Amgen Inc.	5.700%	2/1/19	780	899
Amgen Inc.	3.450%	10/1/20	275	276
Amgen Inc.	4.100%	6/15/21	610	639
Amgen Inc.	3.875%	11/15/21	390	400
Amgen Inc.	6.375%	6/1/37	400	460
Amgen Inc.	6.400%	2/1/39	700	807
Amgen Inc.	4.950%	10/1/41	100	97
Amgen Inc.	5.150%	11/15/41	320	319
Amgen Inc.	5.650%	6/15/42	750	794
Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	294
Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,169
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	650	659
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	810	899
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	935	1,014
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	316
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	885	1,154
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	477
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,162
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	675	779
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	167
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,111
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	330
Archer-Daniels-Midland Co.	4.479%	3/1/21	755	849
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	413
Archer-Daniels-Midland Co.	5.375%	9/15/35	225	252
Archer-Daniels-Midland Co.	5.765%	3/1/41	830	990
7 Express Scripts Holding Co.	2.100%	2/12/15	2,275	2,297
7 Express Scripts Holding Co.	2.650%	2/15/17	225	227
7 Express Scripts Holding Co.	4.750%	11/15/21	650	693
7 Express Scripts Holding Co.	3.900%	2/15/22	225	228
7 Express Scripts Holding Co.	6.125%	11/15/41	550	612
AstraZeneca plc	5.400%	6/1/14	875	964
AstraZeneca plc	5.900%	9/15/17	285	343
AstraZeneca plc	6.450%	9/15/37	2,205	2,869
Baptist Health South Florida Obligated Group	4.590%	8/15/21	50	53
Baxter International Inc.	4.625%	3/15/15	250	276
Baxter International Inc.	5.900%	9/1/16	150	178
Baxter International Inc.	1.850%	1/15/17	150	151
Baxter International Inc.	6.250%	12/1/37	100	130
Beam Inc.	6.375%	6/15/14	153	168
Beam Inc.	5.375%	1/15/16	4	4
Beam Inc.	5.875%	1/15/36	250	247
Becton Dickinson and Co.	1.750%	11/8/16	60	61
Becton Dickinson and Co.	5.000%	5/15/19	50	58
Becton Dickinson and Co.	3.250%	11/12/20	875	903
Becton Dickinson and Co.	3.125%	11/8/21	440	444
Boston Scientific Corp.	4.500%	1/15/15	505	542
Boston Scientific Corp.	6.250%	11/15/15	600	670
Boston Scientific Corp.	6.000%	1/15/20	450	515

Boston Scientific Corp.	7.000%	11/15/35	75	89
Boston Scientific Corp.	7.375%	1/15/40	150	190
Bottling Group LLC	5.000%	11/15/13	100	107
Bottling Group LLC	6.950%	3/15/14	500	560
Bottling Group LLC	5.500%	4/1/16	1,275	1,476
Bottling Group LLC	5.125%	1/15/19	525	611
Bristol-Myers Squibb Co.	5.450%	5/1/18	610	728
Bristol-Myers Squibb Co.	5.875%	11/15/36	642	795
Bristol-Myers Squibb Co.	6.125%	5/1/38	165	211
Bunge Ltd. Finance Corp.	5.350%	4/15/14	350	372
Bunge Ltd. Finance Corp.	4.100%	3/15/16	300	313
Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	944
Campbell Soup Co.	3.050%	7/15/17	50	54
Campbell Soup Co.	4.250%	4/15/21	250	274
Cardinal Health Inc.	4.000%	6/15/15	100	107
Cardinal Health Inc.	4.625%	12/15/20	515	566
CareFusion Corp.	5.125%	8/1/14	1,100	1,189
CareFusion Corp.	6.375%	8/1/19	240	279
Celgene Corp.	2.450%	10/15/15	75	77
Celgene Corp.	3.950%	10/15/20	50	51
Celgene Corp.	5.700%	10/15/40	75	79
Church & Dwight Co. Inc.	3.350%	12/15/15	100	105
Clorox Co.	5.000%	3/1/13	375	389
Clorox Co.	3.550%	11/1/15	325	344
Clorox Co.	3.800%	11/15/21	175	178
Coca-Cola Co.	0.750%	11/15/13	1,050	1,054
Coca-Cola Co.	0.750%	3/13/15	525	524
Coca-Cola Co.	1.500%	11/15/15	920	936
Coca-Cola Co.	5.350%	11/15/17	175	208
Coca-Cola Co.	4.875%	3/15/19	725	833
Coca-Cola Co.	3.150%	11/15/20	525	547
Coca-Cola Co.	3.300%	9/1/21	810	838
Coca-Cola Enterprises Inc.	2.125%	9/15/15	205	209
Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	610
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	108
Coca-Cola HBC Finance BV	5.500%	9/17/15	600	663
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	600	674
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	300	328
Colgate-Palmolive Co.	0.600%	11/15/14	130	130
Colgate-Palmolive Co.	1.300%	1/15/17	525	525
Colgate-Palmolive Co.	2.450%	11/15/21	165	163
ConAgra Foods Inc.	5.875%	4/15/14	275	300
ConAgra Foods Inc.	7.125%	10/1/26	50	60
ConAgra Foods Inc.	7.000%	10/1/28	100	119
Corn Products International Inc.	3.200%	11/1/15	25	26
Corn Products International Inc.	4.625%	11/1/20	50	53
Corn Products International Inc.	6.625%	4/15/37	75	85
Covidien International Finance SA	1.875%	6/15/13	525	530
Covidien International Finance SA	6.000%	10/15/17	330	396
Covidien International Finance SA	6.550%	10/15/37	630	812
CR Bard Inc.	4.400%	1/15/21	165	183
CR Bard Inc.	6.700%	12/1/26	450	554
Delhaize Group SA	5.875%	2/1/14	250	269
Delhaize Group SA	6.500%	6/15/17	165	191
Delhaize Group SA	5.700%	10/1/40	300	279
Diageo Capital plc	5.750%	10/23/17	690	832
Diageo Finance BV	5.300%	10/28/15	625	713

Dr Pepper Snapple Group Inc.	6.120%	5/1/13	375	396
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,205	1,252
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	40
Eli Lilly & Co.	5.500%	3/15/27	625	750
Eli Lilly & Co.	5.950%	11/15/37	165	205
Energizer Holdings Inc.	4.700%	5/19/21	150	155
Express Scripts Inc.	6.250%	6/15/14	250	274
Flowers Foods Inc.	4.375%	4/1/22	175	174
Genentech Inc.	4.750%	7/15/15	150	167
General Mills Inc.	5.200%	3/17/15	875	977
General Mills Inc.	5.700%	2/15/17	575	678
General Mills Inc.	5.650%	2/15/19	875	1,037
General Mills Inc.	3.150%	12/15/21	425	423
General Mills Inc.	5.400%	6/15/40	245	272
Gilead Sciences Inc.	2.400%	12/1/14	300	310
Gilead Sciences Inc.	3.050%	12/1/16	25	26
Gilead Sciences Inc.	4.500%	4/1/21	300	317
Gilead Sciences Inc.	4.400%	12/1/21	800	840
Gilead Sciences Inc.	5.650%	12/1/41	250	265
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	1,905	1,997
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	495	595
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	343
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,145	2,807
Hasbro Inc.	6.300%	9/15/17	550	628
Hasbro Inc.	6.350%	3/15/40	1,000	1,071
Hershey Co.	5.450%	9/1/16	150	174
Hershey Co.	1.500%	11/1/16	200	201
Hershey Co.	4.125%	12/1/20	190	209
HJ Heinz Co.	2.000%	9/12/16	350	356
HJ Heinz Co.	1.500%	3/1/17	250	249
HJ Heinz Co.	2.850%	3/1/22	200	194
Hormel Foods Corp.	4.125%	4/15/21	75	81
Hospira Inc.	5.900%	6/15/14	200	216
JM Smucker Co.	3.500%	10/15/21	130	132
Johnson & Johnson	1.200%	5/15/14	165	168
Johnson & Johnson	5.150%	7/15/18	125	150
Johnson & Johnson	6.730%	11/15/23	245	342
Johnson & Johnson	6.950%	9/1/29	100	136
Johnson & Johnson	4.950%	5/15/33	550	627
Johnson & Johnson	5.950%	8/15/37	245	319
Johnson & Johnson	5.850%	7/15/38	325	417
Kellogg Co.	1.875%	11/17/16	475	480
Kellogg Co.	4.150%	11/15/19	250	270
Kellogg Co.	4.000%	12/15/20	370	391
Kellogg Co.	7.450%	4/1/31	150	197
Kimberly-Clark Corp.	4.875%	8/15/15	650	725
Kimberly-Clark Corp.	6.125%	8/1/17	200	244
Kimberly-Clark Corp.	3.625%	8/1/20	250	267
Kimberly-Clark Corp.	3.875%	3/1/21	560	603
Kimberly-Clark Corp.	5.300%	3/1/41	375	443
Koninklijke Philips Electronics NV	5.750%	3/11/18	750	873
Koninklijke Philips Electronics NV	6.875%	3/11/38	405	490
Koninklijke Philips Electronics NV	5.000%	3/15/42	100	100
Kraft Foods Inc.	2.625%	5/8/13	800	816
Kraft Foods Inc.	6.750%	2/19/14	125	138
Kraft Foods Inc.	4.125%	2/9/16	1,835	1,992
Kraft Foods Inc.	6.500%	8/11/17	525	633

Kraft Foods Inc.	6.125%	2/1/18	410	493
Kraft Foods Inc.	6.125%	8/23/18	1,160	1,398
Kraft Foods Inc.	5.375%	2/10/20	560	646
Kraft Foods Inc.	6.500%	11/1/31	875	1,052
Kraft Foods Inc.	7.000%	8/11/37	725	916
Kraft Foods Inc.	6.875%	2/1/38	700	876
Kraft Foods Inc.	6.875%	1/26/39	250	313
Kraft Foods Inc.	6.500%	2/9/40	1,130	1,379
Kroger Co.	4.950%	1/15/15	500	549
Kroger Co.	3.900%	10/1/15	350	380
Kroger Co.	2.200%	1/15/17	525	533
Kroger Co.	6.400%	8/15/17	165	199
Kroger Co.	6.150%	1/15/20	410	497
Kroger Co.	8.000%	9/15/29	750	988
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	365
Laboratory Corp. of America Holdings	4.625%	11/15/20	765	813
Life Technologies Corp.	4.400%	3/1/15	225	241
Life Technologies Corp.	3.500%	1/15/16	50	51
Life Technologies Corp.	6.000%	3/1/20	610	699
Life Technologies Corp.	5.000%	1/15/21	1,100	1,186
Lorillard Tobacco Co.	3.500%	8/4/16	75	78
Lorillard Tobacco Co.	8.125%	6/23/19	450	558
Lorillard Tobacco Co.	7.000%	8/4/41	75	80
Mattel Inc.	5.450%	11/1/41	130	133
McCormick & Co. Inc.	3.900%	7/15/21	100	107
McKesson Corp.	3.250%	3/1/16	1,175	1,255
McKesson Corp.	4.750%	3/1/21	485	546
McKesson Corp.	6.000%	3/1/41	125	154
Mead Johnson Nutrition Co.	3.500%	11/1/14	75	78
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	700
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	451
Medco Health Solutions Inc.	7.250%	8/15/13	675	727
Medco Health Solutions Inc.	7.125%	3/15/18	805	964
Medco Health Solutions Inc.	4.125%	9/15/20	410	419
Medtronic Inc.	3.000%	3/15/15	630	669
Medtronic Inc.	4.750%	9/15/15	550	618
Medtronic Inc.	4.450%	3/15/20	175	196
Medtronic Inc.	4.125%	3/15/21	410	449
Medtronic Inc.	5.550%	3/15/40	75	88
Medtronic Inc.	4.500%	3/15/42	75	76
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	102
Merck & Co. Inc.	5.300%	12/1/13	205	221
Merck & Co. Inc.	4.750%	3/1/15	275	306
Merck & Co. Inc.	4.000%	6/30/15	760	835
Merck & Co. Inc.	6.000%	9/15/17	500	616
Merck & Co. Inc.	5.000%	6/30/19	580	683
Merck & Co. Inc.	3.875%	1/15/21	350	384
Merck & Co. Inc.	6.400%	3/1/28	225	286
Merck & Co. Inc.	5.950%	12/1/28	250	314
Merck & Co. Inc.	6.550%	9/15/37	1,260	1,713
Merck & Co. Inc.	5.850%	6/30/39	100	128
Novant Health Inc.	5.850%	11/1/19	300	337
Novartis Capital Corp.	1.900%	4/24/13	660	670
Novartis Capital Corp.	4.125%	2/10/14	1,000	1,064
Novartis Capital Corp.	2.900%	4/24/15	655	697
Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,676
PepsiAmericas Inc.	5.000%	5/15/17	450	525

PepsiCo Inc.	0.875%	10/25/13	615	618
PepsiCo Inc.	3.750%	3/1/14	175	185
PepsiCo Inc.	2.500%	5/10/16	410	429
PepsiCo Inc.	5.000%	6/1/18	775	906
PepsiCo Inc.	7.900%	11/1/18	1,725	2,318
PepsiCo Inc.	3.000%	8/25/21	1,070	1,082
PepsiCo Inc.	4.875%	11/1/40	165	178
PerkinElmer Inc.	5.000%	11/15/21	165	172
Pfizer Inc.	5.350%	3/15/15	3,235	3,662
Pfizer Inc.	6.200%	3/15/19	1,535	1,915
Pfizer Inc.	7.200%	3/15/39	710	1,021
Philip Morris International Inc.	4.875%	5/16/13	625	655
Philip Morris International Inc.	6.875%	3/17/14	785	879
Philip Morris International Inc.	1.625%	3/20/17	200	199
Philip Morris International Inc.	5.650%	5/16/18	685	817
Philip Morris International Inc.	4.125%	5/17/21	370	400
Philip Morris International Inc.	6.375%	5/16/38	825	1,023
Philip Morris International Inc.	4.375%	11/15/41	1,595	1,540
Philip Morris International Inc.	4.500%	3/20/42	175	172
4 Procter & Gamble - Esop	9.360%	1/1/21	871	1,153
Procter & Gamble Co.	0.700%	8/15/14	410	411
Procter & Gamble Co.	4.950%	8/15/14	100	110
Procter & Gamble Co.	3.500%	2/15/15	525	564
Procter & Gamble Co.	4.700%	2/15/19	485	565
Procter & Gamble Co.	6.450%	1/15/26	600	784
Procter & Gamble Co.	5.550%	3/5/37	805	998
Quest Diagnostics Inc.	5.450%	11/1/15	250	280
Quest Diagnostics Inc.	4.700%	4/1/21	465	502
Ralcorp Holdings Inc.	6.625%	8/15/39	600	609
Reynolds American Inc.	6.750%	6/15/17	100	119
Safeway Inc.	6.250%	3/15/14	300	330
Safeway Inc.	3.400%	12/1/16	50	52
Safeway Inc.	3.950%	8/15/20	1,255	1,244
Safeway Inc.	4.750%	12/1/21	25	26
Safeway Inc.	7.250%	2/1/31	50	59
Sanofi	1.625%	3/28/14	125	127
Sanofi	2.625%	3/29/16	1,400	1,465
Sanofi	4.000%	3/29/21	1,110	1,210
St. Jude Medical Inc.	2.200%	9/15/13	300	306
St. Jude Medical Inc.	3.750%	7/15/14	425	451
St. Jude Medical Inc.	4.875%	7/15/19	75	84
Stryker Corp.	3.000%	1/15/15	100	105
Stryker Corp.	2.000%	9/30/16	315	322
Stryker Corp.	4.375%	1/15/20	100	110
Sysco Corp.	5.250%	2/12/18	300	354
Sysco Corp.	5.375%	9/21/35	500	583
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	390	399
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	185	187
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	225	237
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	340	342
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	270	274
Thermo Fisher Scientific Inc.	3.250%	11/20/14	100	106
Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	426
Thermo Fisher Scientific Inc.	2.250%	8/15/16	205	212
Unilever Capital Corp.	3.650%	2/15/14	275	291
Unilever Capital Corp.	2.750%	2/10/16	500	528

Unilever Capital Corp.	4.800%	2/15/19	150	173
Unilever Capital Corp.	4.250%	2/10/21	805	915
UST LLC	5.750%	3/1/18	250	274
Whirlpool Corp.	5.500%	3/1/13	250	260
Wyeth LLC	5.500%	2/15/16	410	473
Wyeth LLC	6.450%	2/1/24	800	1,040
Wyeth LLC	6.500%	2/1/34	200	260
Wyeth LLC	6.000%	2/15/36	1,225	1,532
Wyeth LLC	5.950%	4/1/37	460	581
Zimmer Holdings Inc.	1.400%	11/30/14	25	25
Zimmer Holdings Inc.	4.625%	11/30/19	205	226
Zimmer Holdings Inc.	3.375%	11/30/21	25	25
Zimmer Holdings Inc.	5.750%	11/30/39	400	457

Energy (0.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	873
Anadarko Petroleum Corp.	7.625%	3/15/14	300	334
Anadarko Petroleum Corp.	5.750%	6/15/14	125	136
Anadarko Petroleum Corp.	5.950%	9/15/16	1,495	1,722
Anadarko Petroleum Corp.	6.950%	6/15/19	50	61
Anadarko Petroleum Corp.	6.450%	9/15/36	650	751
Anadarko Petroleum Corp.	7.950%	6/15/39	125	166
Anadarko Petroleum Corp.	6.200%	3/15/40	410	462
Apache Corp.	6.000%	9/15/13	300	323
Apache Corp.	5.625%	1/15/17	75	88
Apache Corp.	6.900%	9/15/18	500	631
Apache Corp.	3.625%	2/1/21	965	1,017
Apache Corp.	5.100%	9/1/40	100	108
Apache Finance Canada Corp.	7.750%	12/15/29	225	316
7 Baker Hughes Inc.	3.200%	8/15/21	205	207
Baker Hughes Inc.	6.875%	1/15/29	400	524
Baker Hughes Inc.	5.125%	9/15/40	295	334
BJ Services Co.	6.000%	6/1/18	100	118
BP Capital Markets plc	5.250%	11/7/13	750	802
BP Capital Markets plc	3.625%	5/8/14	300	316
BP Capital Markets plc	3.875%	3/10/15	250	268
BP Capital Markets plc	3.125%	10/1/15	800	845
BP Capital Markets plc	3.200%	3/11/16	1,830	1,936
BP Capital Markets plc	4.750%	3/10/19	750	843
BP Capital Markets plc	4.500%	10/1/20	950	1,043
BP Capital Markets plc	4.742%	3/11/21	1,260	1,411
BP Capital Markets plc	3.561%	11/1/21	1,050	1,082
Burlington Resources Finance Co.	7.400%	12/1/31	600	810
Canadian Natural Resources Ltd.	1.450%	11/14/14	400	405
Canadian Natural Resources Ltd.	4.900%	12/1/14	175	193
Canadian Natural Resources Ltd.	5.700%	5/15/17	615	729
Canadian Natural Resources Ltd.	3.450%	11/15/21	125	126
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	648
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	481
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	525
Cenovus Energy Inc.	4.500%	9/15/14	410	442
Cenovus Energy Inc.	5.700%	10/15/19	475	566
Cenovus Energy Inc.	6.750%	11/15/39	750	966
Chevron Corp.	3.950%	3/3/14	500	532
Chevron Corp.	4.950%	3/3/19	475	561
ConocoPhillips	4.750%	2/1/14	250	268
ConocoPhillips	4.600%	1/15/15	1,610	1,773

ConocoPhillips	5.750%	2/1/19	1,985	2,408
ConocoPhillips	6.000%	1/15/20	330	409
ConocoPhillips	5.900%	10/15/32	150	182
ConocoPhillips	5.900%	5/15/38	455	564
ConocoPhillips	6.500%	2/1/39	410	540
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	250	301
ConocoPhillips Holding Co.	6.950%	4/15/29	275	368
Devon Energy Corp.	5.625%	1/15/14	525	570
Devon Energy Corp.	2.400%	7/15/16	100	103
Devon Energy Corp.	4.000%	7/15/21	200	213
Devon Energy Corp.	7.950%	4/15/32	25	35
Devon Energy Corp.	5.600%	7/15/41	1,310	1,467
Devon Financing Corp. ULC	7.875%	9/30/31	425	592
Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	110
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	87
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	248
Encana Corp.	4.750%	10/15/13	25	26
Encana Corp.	6.500%	5/15/19	615	725
Encana Corp.	3.900%	11/15/21	275	268
Encana Corp.	7.200%	11/1/31	625	707
Encana Corp.	5.150%	11/15/41	50	46
EnCana Holdings Finance Corp.	5.800%	5/1/14	50	55
Ensco plc	3.250%	3/15/16	865	902
Ensco plc	4.700%	3/15/21	750	808
EOG Resources Inc.	6.125%	10/1/13	575	619
EOG Resources Inc.	2.500%	2/1/16	1,495	1,549
EOG Resources Inc.	5.625%	6/1/19	275	324
EOG Resources Inc.	4.100%	2/1/21	150	162
EQT Corp.	8.125%	6/1/19	400	474
Halliburton Co.	3.250%	11/15/21	40	41
Halliburton Co.	6.700%	9/15/38	80	103
Halliburton Co.	7.450%	9/15/39	450	626
Halliburton Co.	4.500%	11/15/41	355	357
Hess Corp.	8.125%	2/15/19	1,395	1,793
Hess Corp.	7.875%	10/1/29	150	198
Hess Corp.	7.125%	3/15/33	375	471
Hess Corp.	5.600%	2/15/41	400	433
Husky Energy Inc.	7.250%	12/15/19	505	623
Husky Energy Inc.	6.800%	9/15/37	100	122
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,206
Kerr-McGee Corp.	7.875%	9/15/31	150	193
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,307
Marathon Petroleum Corp.	3.500%	3/1/16	400	415
Marathon Petroleum Corp.	5.125%	3/1/21	750	816
Nabors Industries Inc.	6.150%	2/15/18	370	429
Nabors Industries Inc.	9.250%	1/15/19	600	772
Nabors Industries Inc.	5.000%	9/15/20	100	107
Nexen Inc.	7.875%	3/15/32	100	125
Nexen Inc.	5.875%	3/10/35	410	424
Nexen Inc.	6.400%	5/15/37	1,000	1,101
Nexen Inc.	7.500%	7/30/39	625	769
Noble Energy Inc.	8.250%	3/1/19	965	1,212
Noble Energy Inc.	4.150%	12/15/21	375	383
Noble Energy Inc.	6.000%	3/1/41	75	83
Noble Holding International Ltd.	3.450%	8/1/15	75	79
Noble Holding International Ltd.	3.050%	3/1/16	310	321
Noble Holding International Ltd.	2.500%	3/15/17	225	226

Noble Holding International Ltd.	4.900%	8/1/20	100	107
Noble Holding International Ltd.	4.625%	3/1/21	100	106
Noble Holding International Ltd.	3.950%	3/15/22	100	100
Noble Holding International Ltd.	6.200%	8/1/40	200	219
Noble Holding International Ltd.	6.050%	3/1/41	300	323
Noble Holding International Ltd.	5.250%	3/15/42	225	223
Occidental Petroleum Corp.	2.500%	2/1/16	1,220	1,276
Occidental Petroleum Corp.	4.125%	6/1/16	1,493	1,658
Occidental Petroleum Corp.	4.100%	2/1/21	200	217
Occidental Petroleum Corp.	3.125%	2/15/22	750	757
PC Financial Partnership	5.000%	11/15/14	25	27
Petro-Canada	4.000%	7/15/13	75	78
Petro-Canada	7.875%	6/15/26	100	136
Petro-Canada	5.350%	7/15/33	450	472
Petro-Canada	5.950%	5/15/35	500	576
Petrohawk Energy Corp.	7.250%	8/15/18	1,000	1,143
7 Phillips 66	1.950%	3/5/15	325	327
7 Phillips 66	2.950%	5/1/17	875	888
7 Phillips 66	4.300%	4/1/22	675	688
7 Phillips 66	5.875%	5/1/42	425	435
Pride International Inc.	6.875%	8/15/20	1,400	1,708
Rowan Cos. Inc.	7.875%	8/1/19	125	149
Shell International Finance BV	4.000%	3/21/14	600	639
Shell International Finance BV	3.100%	6/28/15	1,075	1,150
Shell International Finance BV	3.250%	9/22/15	200	216
Shell International Finance BV	5.200%	3/22/17	300	352
Shell International Finance BV	4.300%	9/22/19	1,000	1,133
Shell International Finance BV	4.375%	3/25/20	275	315
Shell International Finance BV	6.375%	12/15/38	820	1,082
Shell International Finance BV	5.500%	3/25/40	750	911
7 Southwestern Energy Co.	4.100%	3/15/22	200	198
Suncor Energy Inc.	6.100%	6/1/18	100	120
Suncor Energy Inc.	6.500%	6/15/38	2,070	2,559
Suncor Energy Inc.	6.850%	6/1/39	610	783
Talisman Energy Inc.	5.125%	5/15/15	100	109
Talisman Energy Inc.	7.750%	6/1/19	615	753
Talisman Energy Inc.	3.750%	2/1/21	350	344
Tosco Corp.	8.125%	2/15/30	1,150	1,630
Total Capital Canada Ltd.	1.625%	1/28/14	575	577
Total Capital SA	3.000%	6/24/15	575	597
Total Capital SA	2.300%	3/15/16	1,060	1,075
Total Capital SA	4.450%	6/24/20	325	347
Total Capital SA	4.125%	1/28/21	512	543
Transocean Inc.	4.950%	11/15/15	1,025	1,095
Transocean Inc.	6.000%	3/15/18	925	1,026
Transocean Inc.	6.500%	11/15/20	200	223
Transocean Inc.	7.500%	4/15/31	300	345
Valero Energy Corp.	4.500%	2/1/15	75	81
Valero Energy Corp.	6.125%	6/15/17	1,488	1,727
Valero Energy Corp.	6.125%	2/1/20	150	172
Valero Energy Corp.	7.500%	4/15/32	750	874
Valero Energy Corp.	6.625%	6/15/37	630	680
Weatherford International Inc.	6.800%	6/15/37	400	446
Weatherford International Ltd.	6.000%	3/15/18	400	454
Weatherford International Ltd.	9.625%	3/1/19	775	1,028
Weatherford International Ltd.	6.500%	8/1/36	800	880
Williams Cos. Inc.	7.500%	1/15/31	321	385

Williams Cos. Inc.	7.750%	6/15/31	407	487
XTO Energy Inc.	5.750%	12/15/13	900	976
XTO Energy Inc.	6.250%	8/1/17	400	492

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/2111	700	689
Cintas Corp. No 2	6.125%	12/1/17	225	264
Fluor Corp.	3.375%	9/15/21	150	150
Massachusetts Institute of Technology GO	5.600%	7/1/2111	400	496

Technology (0.4%)
Adobe Systems Inc.	3.250%	2/1/15	200	211
Adobe Systems Inc.	4.750%	2/1/20	325	353
Agilent Technologies Inc.	2.500%	7/15/13	200	203
Agilent Technologies Inc.	5.500%	9/14/15	550	618
Agilent Technologies Inc.	6.500%	11/1/17	350	422
Amphenol Corp.	4.750%	11/15/14	200	217
Amphenol Corp.	4.000%	2/1/22	75	76
Analog Devices Inc.	5.000%	7/1/14	175	191
Analog Devices Inc.	3.000%	4/15/16	50	53
Applied Materials Inc.	2.650%	6/15/16	75	78
Applied Materials Inc.	4.300%	6/15/21	685	746
Applied Materials Inc.	5.850%	6/15/41	125	143
Arrow Electronics Inc.	3.375%	11/1/15	600	617
BMC Software Inc.	7.250%	6/1/18	175	207
Broadcom Corp.	1.500%	11/1/13	100	101
Broadcom Corp.	2.700%	11/1/18	1,115	1,130
CA Inc.	6.125%	12/1/14	500	551
CA Inc.	5.375%	12/1/19	205	224
Cisco Systems Inc.	1.625%	3/14/14	2,360	2,408
Cisco Systems Inc.	5.500%	2/22/16	500	579
Cisco Systems Inc.	4.950%	2/15/19	125	144
Cisco Systems Inc.	4.450%	1/15/20	2,275	2,571
Cisco Systems Inc.	5.900%	2/15/39	425	512
Cisco Systems Inc.	5.500%	1/15/40	905	1,053
Computer Sciences Corp.	6.500%	3/15/18	125	136
Corning Inc.	6.625%	5/15/19	50	60
Corning Inc.	4.700%	3/15/37	350	335
Corning Inc.	5.750%	8/15/40	340	374
Dell Inc.	4.700%	4/15/13	410	427
Dell Inc.	1.400%	9/10/13	200	202
Dell Inc.	2.100%	4/1/14	400	410
Dell Inc.	2.300%	9/10/15	75	78
Dell Inc.	3.100%	4/1/16	900	955
Dell Inc.	5.875%	6/15/19	175	208
Dun & Bradstreet Corp.	2.875%	11/15/15	150	155
Equifax Inc.	6.300%	7/1/17	125	142
Fiserv Inc.	3.125%	10/1/15	150	155
Fiserv Inc.	3.125%	6/15/16	585	599
Fiserv Inc.	6.800%	11/20/17	475	560
Google Inc.	1.250%	5/19/14	330	335
Google Inc.	2.125%	5/19/16	50	52
Google Inc.	3.625%	5/19/21	350	379
Harris Corp.	5.000%	10/1/15	425	463
Harris Corp.	6.150%	12/15/40	25	28
Hewlett-Packard Co.	1.250%	9/13/13	660	661
Hewlett-Packard Co.	6.125%	3/1/14	3,050	3,320

Hewlett-Packard Co.	2.125%	9/13/15	575	579
Hewlett-Packard Co.	2.200%	12/1/15	75	76
Hewlett-Packard Co.	3.000%	9/15/16	325	334
Hewlett-Packard Co.	5.400%	3/1/17	225	252
Hewlett-Packard Co.	2.600%	9/15/17	75	75
Hewlett-Packard Co.	5.500%	3/1/18	1,025	1,172
Hewlett-Packard Co.	3.750%	12/1/20	700	697
Hewlett-Packard Co.	4.050%	9/15/22	250	248
Hewlett-Packard Co.	6.000%	9/15/41	1,110	1,206
HP Enterprise Services LLC	6.000%	8/1/13	225	239
Intel Corp.	1.950%	10/1/16	225	231
Intel Corp.	3.300%	10/1/21	200	206
Intel Corp.	4.800%	10/1/41	955	1,008
International Business Machines Corp.	7.500%	6/15/13	550	595
International Business Machines Corp.	1.000%	8/5/13	2,550	2,568
International Business Machines Corp.	0.875%	10/31/14	325	326
International Business Machines Corp.	0.550%	2/6/15	800	793
International Business Machines Corp.	2.000%	1/5/16	275	283
International Business Machines Corp.	1.950%	7/22/16	300	307
International Business Machines Corp.	1.250%	2/6/17	1,150	1,138
International Business Machines Corp.	5.700%	9/14/17	1,000	1,197
International Business Machines Corp.	2.900%	11/1/21	200	202
International Business Machines Corp.	5.600%	11/30/39	2,130	2,591
Juniper Networks Inc.	3.100%	3/15/16	75	77
Juniper Networks Inc.	4.600%	3/15/21	360	382
Juniper Networks Inc.	5.950%	3/15/41	150	169
Lexmark International Inc.	5.900%	6/1/13	150	156
Lexmark International Inc.	6.650%	6/1/18	375	427
Maxim Integrated Products Inc.	3.450%	6/14/13	100	103
Microsoft Corp.	0.875%	9/27/13	150	151
Microsoft Corp.	2.950%	6/1/14	985	1,035
Microsoft Corp.	1.625%	9/25/15	200	206
Microsoft Corp.	4.200%	6/1/19	460	523
Microsoft Corp.	3.000%	10/1/20	250	263
Microsoft Corp.	5.200%	6/1/39	629	742
Microsoft Corp.	4.500%	10/1/40	125	133
Microsoft Corp.	5.300%	2/8/41	600	718
Motorola Solutions Inc.	7.500%	5/15/25	75	89
Nokia Oyj	5.375%	5/15/19	1,625	1,597
Nokia Oyj	6.625%	5/15/39	510	488
Oracle Corp.	4.950%	4/15/13	410	429
Oracle Corp.	5.250%	1/15/16	1,900	2,178
Oracle Corp.	5.750%	4/15/18	1,415	1,716
Oracle Corp.	5.000%	7/8/19	1,175	1,371
Oracle Corp.	6.125%	7/8/39	645	797
Oracle Corp.	5.375%	7/15/40	1,125	1,290
Pitney Bowes Inc.	3.875%	6/15/13	225	232
Pitney Bowes Inc.	4.875%	8/15/14	435	462
Pitney Bowes Inc.	4.750%	1/15/16	1,300	1,367
SAIC Inc.	4.450%	12/1/20	485	510
SAIC Inc.	5.950%	12/1/40	75	79
Science Applications International Corp.	5.500%	7/1/33	100	102
Symantec Corp.	2.750%	9/15/15	50	52
Symantec Corp.	4.200%	9/15/20	75	76
Texas Instruments Inc.	1.375%	5/15/14	310	315
Texas Instruments Inc.	2.375%	5/16/16	175	183
Tyco Electronics Group SA	6.550%	10/1/17	205	243

Tyco Electronics Group SA	7.125%	10/1/37	600	761
Xerox Corp.	8.250%	5/15/14	300	339
Xerox Corp.	4.250%	2/15/15	495	526
Xerox Corp.	6.400%	3/15/16	375	428
Xerox Corp.	6.750%	2/1/17	350	405
Xerox Corp.	2.950%	3/15/17	325	329
Xerox Corp.	6.350%	5/15/18	555	644
Xerox Corp.	5.625%	12/15/19	550	612
Xerox Corp.	4.500%	5/15/21	585	601

Transportation (0.2%)
4 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	175	184
4 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	112	122
Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	87
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	284
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	438
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	416
Burlington Northern Santa Fe LLC	3.050%	3/15/22	400	394
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	905
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	149
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	388
Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	458
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	542
Canadian National Railway Co.	1.450%	12/15/16	125	124
Canadian National Railway Co.	5.550%	3/1/19	265	317
Canadian National Railway Co.	2.850%	12/15/21	50	50
Canadian National Railway Co.	6.250%	8/1/34	350	444
Canadian National Railway Co.	6.200%	6/1/36	350	443
Canadian Pacific Railway Co.	7.125%	10/15/31	450	527
Canadian Pacific Railway Co.	5.950%	5/15/37	250	260
Canadian Pacific Railway Ltd.	5.750%	1/15/42	25	25
Con-way Inc.	6.700%	5/1/34	350	330
4 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	9/15/17	398	418
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	139	155
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	1,250	1,231
CSX Corp.	5.600%	5/1/17	25	29
CSX Corp.	7.900%	5/1/17	126	158
CSX Corp.	6.250%	3/15/18	725	869
CSX Corp.	7.375%	2/1/19	1,050	1,317
CSX Corp.	3.700%	10/30/20	205	211
CSX Corp.	4.250%	6/1/21	885	942
CSX Corp.	6.220%	4/30/40	174	206
CSX Corp.	5.500%	4/15/41	425	457
CSX Corp.	4.750%	5/30/42	1,785	1,716
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	8/10/22	220	240
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	636	725
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	95	101
FedEx Corp.	8.000%	1/15/19	125	162
JB Hunt Transport Services Inc.	3.375%	9/15/15	450	465

Norfolk Southern Corp.	5.750%	1/15/16	175	202
Norfolk Southern Corp.	7.700%	5/15/17	400	505
Norfolk Southern Corp.	5.750%	4/1/18	100	118
Norfolk Southern Corp.	5.900%	6/15/19	835	992
Norfolk Southern Corp.	3.250%	12/1/21	25	25
Norfolk Southern Corp.	5.590%	5/17/25	72	83
Norfolk Southern Corp.	7.800%	5/15/27	100	137
Norfolk Southern Corp.	5.640%	5/17/29	100	115
7 Norfolk Southern Corp.	4.837%	10/1/41	665	687
Norfolk Southern Corp.	6.000%	5/23/2111	650	722
Norfolk Southern Railway Co.	9.750%	6/15/20	116	164
4 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	11/1/19	284	299
Ryder System Inc.	5.850%	3/1/14	250	269
Ryder System Inc.	3.150%	3/2/15	685	710
Ryder System Inc.	3.600%	3/1/16	400	417
Ryder System Inc.	5.850%	11/1/16	75	85
Southwest Airlines Co.	5.250%	10/1/14	115	123
Southwest Airlines Co.	5.750%	12/15/16	200	220
Southwest Airlines Co.	5.125%	3/1/17	400	437
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	124	141
Union Pacific Corp.	7.125%	2/1/28	910	1,171
Union Pacific Corp.	6.625%	2/1/29	200	251
Union Pacific Corp.	5.780%	7/15/40	175	207
United Parcel Service Inc.	3.875%	4/1/14	50	53
United Parcel Service Inc.	5.125%	4/1/19	175	209
United Parcel Service Inc.	3.125%	1/15/21	965	1,006
United Parcel Service Inc.	6.200%	1/15/38	760	985
				718,485
Utilities (0.9%)
Electric (0.6%)
AEP Texas Central Co.	6.650%	2/15/33	400	496
Alabama Power Co.	5.500%	10/15/17	550	653
Alabama Power Co.	4.100%	1/15/42	1,000	957
Ameren Illinois Co.	6.125%	11/15/17	25	29
Appalachian Power Co.	7.000%	4/1/38	360	464
Arizona Public Service Co.	5.800%	6/30/14	50	55
Arizona Public Service Co.	4.650%	5/15/15	275	301
Arizona Public Service Co.	5.500%	9/1/35	550	611
Arizona Public Service Co.	4.500%	4/1/42	25	24
Carolina Power & Light Co.	5.125%	9/15/13	325	346
Carolina Power & Light Co.	5.300%	1/15/19	675	793
Carolina Power & Light Co.	3.000%	9/15/21	750	755
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	175	195
Cleco Power LLC	6.000%	12/1/40	175	195
Cleveland Electric Illuminating Co.	5.650%	12/15/13	325	347
Cleveland Electric Illuminating Co.	5.700%	4/1/17	500	563
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	249
Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	853
Commonwealth Edison Co.	1.625%	1/15/14	125	127
Commonwealth Edison Co.	5.950%	8/15/16	900	1,060
Commonwealth Edison Co.	1.950%	9/1/16	615	624
Commonwealth Edison Co.	6.150%	9/15/17	600	721
Commonwealth Edison Co.	5.800%	3/15/18	150	179
Commonwealth Edison Co.	5.900%	3/15/36	100	121
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,327

Connecticut Light & Power Co.	6.350%	6/1/36	250	315
Consolidated Edison Co. of New York Inc.	5.550%	4/1/14	232	254
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	625	717
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	225	280
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	338
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,045
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	508
Constellation Energy Group Inc.	4.550%	6/15/15	175	189
Constellation Energy Group Inc.	5.150%	12/1/20	1,495	1,641
Constellation Energy Group Inc.	7.600%	4/1/32	100	129
Consumers Energy Co.	5.375%	4/15/13	175	183
Consumers Energy Co.	6.700%	9/15/19	495	622
Detroit Edison Co.	3.450%	10/1/20	410	427
Detroit Edison Co.	3.900%	6/1/21	100	107
Detroit Edison Co.	5.700%	10/1/37	125	148
Dominion Resources Inc.	1.800%	3/15/14	100	102
Dominion Resources Inc.	2.250%	9/1/15	750	777
Dominion Resources Inc.	1.950%	8/15/16	910	921
Dominion Resources Inc.	5.600%	11/15/16	470	548
Dominion Resources Inc.	6.000%	11/30/17	550	659
Dominion Resources Inc.	4.450%	3/15/21	125	138
Dominion Resources Inc.	5.250%	8/1/33	200	221
Dominion Resources Inc.	7.000%	6/15/38	420	568
Dominion Resources Inc.	4.900%	8/1/41	550	574
4 Dominion Resources Inc.	7.500%	6/30/66	175	184
Duke Energy Carolinas LLC	4.300%	6/15/20	500	559
Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,106
Duke Energy Carolinas LLC	6.000%	12/1/28	300	354
Duke Energy Carolinas LLC	6.100%	6/1/37	1,100	1,352
Duke Energy Carolinas LLC	6.050%	4/15/38	50	63
Duke Energy Carolinas LLC	5.300%	2/15/40	710	826
Duke Energy Corp.	5.650%	6/15/13	575	607
Duke Energy Corp.	3.350%	4/1/15	375	397
Duke Energy Corp.	5.050%	9/15/19	175	199
Duke Energy Indiana Inc.	5.000%	9/15/13	250	264
Duke Energy Indiana Inc.	3.750%	7/15/20	185	196
Duke Energy Indiana Inc.	4.200%	3/15/42	475	464
Duke Energy Ohio Inc.	2.100%	6/15/13	325	331
El Paso Electric Co.	6.000%	5/15/35	175	194
Entergy Arkansas Inc.	3.750%	2/15/21	650	667
Entergy Louisiana LLC	1.875%	12/15/14	200	205
Exelon Corp.	4.900%	6/15/15	500	546
Exelon Generation Co. LLC	6.200%	10/1/17	205	241
Exelon Generation Co. LLC	4.000%	10/1/20	575	590
FirstEnergy Corp.	7.375%	11/15/31	615	755
Florida Power & Light Co.	5.950%	10/1/33	100	124
Florida Power & Light Co.	5.625%	4/1/34	225	269
Florida Power & Light Co.	4.950%	6/1/35	50	55
Florida Power & Light Co.	6.200%	6/1/36	50	64
Florida Power & Light Co.	5.850%	5/1/37	560	696
Florida Power & Light Co.	5.950%	2/1/38	175	221
Florida Power & Light Co.	5.960%	4/1/39	1,175	1,494
Florida Power & Light Co.	4.125%	2/1/42	75	74
Florida Power Corp.	5.100%	12/1/15	410	465
Florida Power Corp.	5.650%	6/15/18	50	60
Florida Power Corp.	4.550%	4/1/20	1,375	1,534
Georgia Power Co.	5.950%	2/1/39	275	333

Great Plains Energy Inc.	2.750%	8/15/13	100	102
Iberdrola International BV	6.750%	7/15/36	175	189
4 Integrys Energy Group Inc.	6.110%	12/1/66	300	300
Interstate Power & Light Co.	6.250%	7/15/39	100	126
Jersey Central Power & Light Co.	5.625%	5/1/16	350	391
Jersey Central Power & Light Co.	5.650%	6/1/17	350	402
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	175	181
Kansas City Power & Light Co.	6.050%	11/15/35	200	227
Kansas City Power & Light Co.	5.300%	10/1/41	830	878
Kentucky Utilities Co.	1.625%	11/1/15	530	539
Kentucky Utilities Co.	3.250%	11/1/20	200	206
LG&E and KU Energy LLC	2.125%	11/15/15	125	125
LG&E and KU Energy LLC	3.750%	11/15/20	150	150
Louisville Gas & Electric Co.	1.625%	11/15/15	300	306
Louisville Gas & Electric Co.	5.125%	11/15/40	100	113
MidAmerican Energy Co.	5.950%	7/15/17	560	665
MidAmerican Energy Co.	6.750%	12/30/31	725	935
MidAmerican Energy Holdings Co.	5.000%	2/15/14	300	323
MidAmerican Energy Holdings Co.	5.950%	5/15/37	1,225	1,435
MidAmerican Energy Holdings Co.	6.500%	9/15/37	370	463
Mississippi Power Co.	4.250%	3/15/42	125	123
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	890	943
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	700	752
National Rural Utilities Cooperative Finance
Corp.	1.000%	2/2/15	225	226
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	125	132
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	150	175
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	625	620
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	600	829
Nevada Power Co.	6.650%	4/1/36	410	524
Nevada Power Co.	5.450%	5/15/41	500	565
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	1,025	1,043
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	652
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	229
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	282
Northern States Power Co.	6.200%	7/1/37	250	325
Northern States Power Co.	5.350%	11/1/39	175	206
NSTAR	4.500%	11/15/19	1,245	1,374
NSTAR Electric Co.	4.875%	4/15/14	225	243
NSTAR Electric Co.	5.625%	11/15/17	325	386
Oglethorpe Power Corp.	5.950%	11/1/39	100	122
Oglethorpe Power Corp.	5.375%	11/1/40	380	425
Ohio Edison Co.	6.400%	7/15/16	550	630
Ohio Power Co.	5.750%	9/1/13	475	506
Ohio Power Co.	6.000%	6/1/16	480	551
Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	180
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	325	346
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	198
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	399
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	246
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	752

Pacific Gas & Electric Co.	4.800%	3/1/14	1,265	1,361
Pacific Gas & Electric Co.	5.625%	11/30/17	250	298
Pacific Gas & Electric Co.	8.250%	10/15/18	275	367
Pacific Gas & Electric Co.	3.500%	10/1/20	410	425
Pacific Gas & Electric Co.	4.250%	5/15/21	225	244
Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,496
Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,217
Pacific Gas & Electric Co.	5.400%	1/15/40	500	568
PacifiCorp	5.250%	6/15/35	475	533
PacifiCorp	5.750%	4/1/37	410	487
PacifiCorp	6.250%	10/15/37	600	763
PacifiCorp	4.100%	2/1/42	350	337
Peco Energy Co.	5.350%	3/1/18	125	148
Pennsylvania Electric Co.	6.050%	9/1/17	75	87
Pennsylvania Electric Co.	5.200%	4/1/20	205	221
Pepco Holdings Inc.	2.700%	10/1/15	680	692
PPL Electric Utilities Corp.	3.000%	9/15/21	410	412
PPL Electric Utilities Corp.	6.250%	5/15/39	100	130
PPL Electric Utilities Corp.	5.200%	7/15/41	700	802
PPL Energy Supply LLC	6.200%	5/15/16	68	77
Progress Energy Inc.	6.050%	3/15/14	100	110
Progress Energy Inc.	5.625%	1/15/16	205	234
Progress Energy Inc.	7.750%	3/1/31	625	856
Progress Energy Inc.	6.000%	12/1/39	410	488
PSEG Power LLC	2.500%	4/15/13	250	254
PSEG Power LLC	5.000%	4/1/14	650	694
PSEG Power LLC	5.500%	12/1/15	450	505
PSEG Power LLC	5.320%	9/15/16	615	685
PSEG Power LLC	5.125%	4/15/20	200	219
Public Service Co. of Colorado	5.800%	8/1/18	100	120
Public Service Co. of Colorado	5.125%	6/1/19	175	203
Public Service Co. of Colorado	3.200%	11/15/20	500	517
Public Service Co. of Colorado	6.250%	9/1/37	300	390
Public Service Co. of Oklahoma	5.150%	12/1/19	600	676
Public Service Co. of Oklahoma	4.400%	2/1/21	500	540
Public Service Co. of Oklahoma	6.625%	11/15/37	275	341
Public Service Electric & Gas Co.	2.700%	5/1/15	225	236
Public Service Electric & Gas Co.	5.500%	3/1/40	300	360
Puget Sound Energy Inc.	5.483%	6/1/35	100	113
Puget Sound Energy Inc.	6.274%	3/15/37	500	627
Puget Sound Energy Inc.	4.434%	11/15/41	275	277
San Diego Gas & Electric Co.	5.300%	11/15/15	100	115
San Diego Gas & Electric Co.	5.350%	5/15/35	100	117
San Diego Gas & Electric Co.	5.350%	5/15/40	500	590
San Diego Gas & Electric Co.	4.500%	8/15/40	255	268
SCANA Corp.	4.750%	5/15/21	205	215
SCANA Corp.	4.125%	2/1/22	1,125	1,121
Sierra Pacific Power Co.	6.000%	5/15/16	525	608
Sierra Pacific Power Co.	6.750%	7/1/37	400	519
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	567
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	184
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	114
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	195
Southern California Edison Co.	4.650%	4/1/15	775	853
Southern California Edison Co.	5.000%	1/15/16	275	311
Southern California Edison Co.	3.875%	6/1/21	350	379
Southern California Edison Co.	6.650%	4/1/29	225	286

Southern California Edison Co.	5.750%	4/1/35	508	618
Southern California Edison Co.	5.350%	7/15/35	800	928
Southern California Edison Co.	4.500%	9/1/40	205	212
Southern California Edison Co.	4.050%	3/15/42	425	408
Southern Co.	1.950%	9/1/16	410	417
Southern Power Co.	4.875%	7/15/15	1,325	1,458
Southern Power Co.	5.150%	9/15/41	1,210	1,275
Southwestern Electric Power Co.	6.450%	1/15/19	250	297
Southwestern Electric Power Co.	6.200%	3/15/40	75	89
Tampa Electric Co.	6.550%	5/15/36	375	492
TECO Finance Inc.	4.000%	3/15/16	100	107
TECO Finance Inc.	6.572%	11/1/17	330	392
TECO Finance Inc.	5.150%	3/15/20	125	138
TransAlta Corp.	6.650%	5/15/18	100	116
Tucson Electric Power Co.	5.150%	11/15/21	130	137
UIL Holdings Corp.	4.625%	10/1/20	100	101
Union Electric Co.	6.700%	2/1/19	310	380
Union Electric Co.	5.100%	10/1/19	1,200	1,355
Virginia Electric and Power Co.	5.400%	1/15/16	700	802
Virginia Electric and Power Co.	6.000%	5/15/37	550	686
Virginia Electric and Power Co.	8.875%	11/15/38	100	159
Westar Energy Inc.	4.125%	3/1/42	300	288
Wisconsin Electric Power Co.	6.000%	4/1/14	550	607
Wisconsin Electric Power Co.	4.250%	12/15/19	175	194
Wisconsin Electric Power Co.	2.950%	9/15/21	635	638
Wisconsin Electric Power Co.	5.625%	5/15/33	200	238
4 Wisconsin Energy Corp.	6.250%	5/15/67	525	541
Wisconsin Power & Light Co.	5.000%	7/15/19	25	29
Wisconsin Power & Light Co.	6.375%	8/15/37	300	389
Xcel Energy Inc.	5.613%	4/1/17	631	726
Xcel Energy Inc.	4.700%	5/15/20	305	340
Xcel Energy Inc.	6.500%	7/1/36	635	789

Natural Gas (0.3%)
AGL Capital Corp.	3.500%	9/15/21	250	250
AGL Capital Corp.	5.875%	3/15/41	125	146
Atmos Energy Corp.	8.500%	3/15/19	250	327
Atmos Energy Corp.	5.500%	6/15/41	300	342
Boardwalk Pipelines LP	5.500%	2/1/17	200	220
British Transco Finance Inc.	6.625%	6/1/18	430	516
Buckeye Partners LP	4.875%	2/1/21	650	673
CenterPoint Energy Resources Corp.	6.150%	5/1/16	505	586
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	282
CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	85
DCP Midstream Operating LP	3.250%	10/1/15	175	177
DCP Midstream Operating LP	4.950%	4/1/22	75	75
El Paso Natural Gas Co.	5.950%	4/15/17	710	783
Enbridge Energy Partners LP	9.875%	3/1/19	1,045	1,390
Energy Transfer Partners LP	6.000%	7/1/13	700	736
Energy Transfer Partners LP	5.950%	2/1/15	630	692
Energy Transfer Partners LP	6.125%	2/15/17	300	337
Energy Transfer Partners LP	9.000%	4/15/19	254	316
Energy Transfer Partners LP	4.650%	6/1/21	495	504
Energy Transfer Partners LP	5.200%	2/1/22	125	131
Energy Transfer Partners LP	6.625%	10/15/36	150	156
Energy Transfer Partners LP	7.500%	7/1/38	500	566
Energy Transfer Partners LP	6.500%	2/1/42	875	923

8 Enron Corp.	9.125%	4/1/03	700	—
8 Enron Corp.	7.125%	5/15/07	300	—
8 Enron Corp.	6.875%	10/15/07	1,000	—
Enterprise Products Operating LLC	5.600%	10/15/14	1,185	1,308
Enterprise Products Operating LLC	6.300%	9/15/17	225	265
Enterprise Products Operating LLC	6.500%	1/31/19	50	59
Enterprise Products Operating LLC	5.200%	9/1/20	410	458
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,681
Enterprise Products Operating LLC	7.550%	4/15/38	450	577
Enterprise Products Operating LLC	5.950%	2/1/41	495	545
Enterprise Products Operating LLC	4.850%	8/15/42	850	806
KeySpan Corp.	8.000%	11/15/30	200	267
KeySpan Corp.	5.803%	4/1/35	250	277
Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	372
Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	520
Kinder Morgan Energy Partners LP	3.500%	3/1/16	990	1,041
Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	874
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	854
Kinder Morgan Energy Partners LP	3.950%	9/1/22	625	618
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	202
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	310
Kinder Morgan Energy Partners LP	6.950%	1/15/38	535	608
Kinder Morgan Energy Partners LP	6.500%	9/1/39	375	414
Magellan Midstream Partners LP	5.650%	10/15/16	560	638
Magellan Midstream Partners LP	6.550%	7/15/19	625	738
National Grid plc	6.300%	8/1/16	275	318
Nisource Finance Corp.	5.400%	7/15/14	300	326
Nisource Finance Corp.	6.400%	3/15/18	615	720
Nisource Finance Corp.	6.800%	1/15/19	750	887
Nisource Finance Corp.	6.125%	3/1/22	450	523
Nisource Finance Corp.	6.250%	12/15/40	400	442
NuStar Logistics LP	7.650%	4/15/18	350	414
ONEOK Inc.	5.200%	6/15/15	300	329
ONEOK Inc.	4.250%	2/1/22	750	759
ONEOK Inc.	6.000%	6/15/35	440	469
ONEOK Partners LP	3.250%	2/1/16	50	52
ONEOK Partners LP	6.150%	10/1/16	410	472
ONEOK Partners LP	8.625%	3/1/19	400	507
ONEOK Partners LP	6.650%	10/1/36	525	606
ONEOK Partners LP	6.125%	2/1/41	570	629
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	800	903
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	50	60
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	163
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	1,125	1,232
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	205	239
Questar Corp.	2.750%	2/1/16	25	26
Sempra Energy	2.000%	3/15/14	475	485
Sempra Energy	6.500%	6/1/16	615	725
Sempra Energy	6.150%	6/15/18	750	896
Sempra Energy	6.000%	10/15/39	705	841
Southern California Gas Co.	5.750%	11/15/35	25	31
7 Southern Natural Gas Co.	5.900%	4/1/17	150	170

Southern Natural Gas Co. / Southern Natural
Issuing Corp.	4.400%	6/15/21	1,250	1,285
Spectra Energy Capital LLC	5.668%	8/15/14	400	433
Spectra Energy Capital LLC	8.000%	10/1/19	165	208
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	300	347
Texas Gas Transmission LLC	4.600%	6/1/15	250	266
TransCanada PipeLines Ltd.	4.000%	6/15/13	750	780
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	375
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,910	2,056
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	909
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	147
TransCanada PipeLines Ltd.	6.200%	10/15/37	100	124
TransCanada PipeLines Ltd.	7.625%	1/15/39	410	579
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	414
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	205	238
Williams Partners LP	3.800%	2/15/15	125	133
Williams Partners LP	5.250%	3/15/20	1,895	2,093
Williams Partners LP	6.300%	4/15/40	675	781
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	500	602

Other Utility (0.0%)
American Water Capital Corp.	6.593%	10/15/37	500	578
United Utilities plc	5.375%	2/1/19	325	344
Veolia Environnement SA	6.000%	6/1/18	600	673

				152,117
Total Corporate Bonds (Cost $1,240,687)				1,319,934
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
African Development Bank	3.000%	5/27/14	1,490	1,559
African Development Bank	1.125%	3/15/17	1,550	1,534
Asian Development Bank	1.625%	7/15/13	750	762
Asian Development Bank	3.625%	9/5/13	900	937
Asian Development Bank	2.750%	5/21/14	1,175	1,230
Asian Development Bank	0.875%	6/10/14	300	302
Asian Development Bank	4.250%	10/20/14	300	326
Asian Development Bank	2.625%	2/9/15	2,745	2,897
Asian Development Bank	2.500%	3/15/16	775	818
Asian Development Bank	5.500%	6/27/16	100	118
Asian Development Bank	1.125%	3/15/17	1,325	1,324
Asian Development Bank	5.593%	7/16/18	500	604
Asian Development Bank	1.875%	10/23/18	530	539
Asian Development Bank	1.750%	3/21/19	475	476
Banco do Brasil SA	3.875%	1/23/17	200	205
China Development Bank Corp.	4.750%	10/8/14	450	476
China Development Bank Corp.	5.000%	10/15/15	175	193
Corp. Andina de Fomento	5.200%	5/21/13	225	234
Corp. Andina de Fomento	5.125%	5/5/15	450	483
Corp. Andina de Fomento	3.750%	1/15/16	1,765	1,841
Corp. Andina de Fomento	5.750%	1/12/17	375	419
Council Of Europe Development Bank	2.750%	2/10/15	275	288
Council Of Europe Development Bank	2.625%	2/16/16	735	771
Council Of Europe Development Bank	1.250%	9/22/16	1,000	988
9 Development Bank of Japan	4.250%	6/9/15	910	997
European Bank for Reconstruction &
Development	2.750%	4/20/15	1,000	1,054

European Bank for Reconstruction &
Development	1.625%	9/3/15	100	102
European Bank for Reconstruction &
Development	2.500%	3/15/16	500	527
European Bank for Reconstruction &
Development	1.375%	10/20/16	1,515	1,528
European Investment Bank	1.875%	6/17/13	700	710
European Investment Bank	4.250%	7/15/13	2,400	2,508
European Investment Bank	1.250%	9/17/13	875	883
European Investment Bank	1.250%	2/14/14	2,960	2,995
European Investment Bank	2.375%	3/14/14	375	387
European Investment Bank	3.000%	4/8/14	1,000	1,045
European Investment Bank	1.500%	5/15/14	475	482
European Investment Bank	4.625%	5/15/14	2,000	2,162
European Investment Bank	3.125%	6/4/14	3,180	3,342
European Investment Bank	1.125%	8/15/14	500	504
European Investment Bank	0.875%	12/15/14	430	430
European Investment Bank	2.875%	1/15/15	450	474
European Investment Bank	2.750%	3/23/15	900	947
European Investment Bank	1.125%	4/15/15	3,150	3,166
European Investment Bank	1.625%	9/1/15	6,955	7,086
European Investment Bank	1.375%	10/20/15	2,855	2,881
European Investment Bank	4.875%	2/16/16	550	622
European Investment Bank	2.250%	3/15/16	550	568
European Investment Bank	2.500%	5/16/16	525	548
European Investment Bank	2.125%	7/15/16	1,000	1,031
European Investment Bank	5.125%	9/13/16	1,500	1,741
European Investment Bank	1.250%	10/14/16	950	944
European Investment Bank	4.875%	1/17/17	1,225	1,417
European Investment Bank	1.750%	3/15/17	1,125	1,136
European Investment Bank	5.125%	5/30/17	800	944
European Investment Bank	1.625%	6/15/17	100	100
European Investment Bank	2.875%	9/15/20	1,650	1,657
European Investment Bank	4.000%	2/16/21	800	873
Export Development Canada	3.500%	5/16/13	475	492
Export Development Canada	2.250%	5/28/15	150	157
Export Development Canada	1.250%	10/26/16	1,970	1,988
Export-Import Bank of Korea	8.125%	1/21/14	875	964
Export-Import Bank of Korea	5.875%	1/14/15	800	872
Export-Import Bank of Korea	5.125%	3/16/15	150	161
Export-Import Bank of Korea	4.125%	9/9/15	1,025	1,074
Export-Import Bank of Korea	3.750%	10/20/16	300	311
Export-Import Bank of Korea	4.000%	1/11/17	725	758
Export-Import Bank of Korea	5.000%	4/11/22	575	610
Federative Republic of Brazil	10.250%	6/17/13	150	167
Federative Republic of Brazil	7.875%	3/7/15	475	566
Federative Republic of Brazil	6.000%	1/17/17	4,045	4,801
4 Federative Republic of Brazil	8.000%	1/15/18	67	80
Federative Republic of Brazil	5.875%	1/15/19	875	1,046
Federative Republic of Brazil	8.875%	10/14/19	175	246
Federative Republic of Brazil	4.875%	1/22/21	4,405	4,968
Federative Republic of Brazil	8.875%	4/15/24	325	496
Federative Republic of Brazil	8.750%	2/4/25	800	1,210
Federative Republic of Brazil	10.125%	5/15/27	875	1,456
Federative Republic of Brazil	8.250%	1/20/34	1,075	1,626
Federative Republic of Brazil	7.125%	1/20/37	650	883
Federative Republic of Brazil	11.000%	8/17/40	1,050	1,386

	Federative Republic of Brazil	5.625%	1/7/41	750	865
	Hydro Quebec	2.000%	6/30/16	1,125	1,156
	Hydro Quebec	8.400%	1/15/22	1,235	1,747
	Inter-American Development Bank	1.625%	7/15/13	50	51
	Inter-American Development Bank	3.000%	4/22/14	1,825	1,918
	Inter-American Development Bank	2.250%	7/15/15	3,975	4,167
	Inter-American Development Bank	1.375%	10/18/16	390	395
	Inter-American Development Bank	1.125%	3/15/17	100	100
	Inter-American Development Bank	2.375%	8/15/17	250	262
	Inter-American Development Bank	1.750%	8/24/18	4,055	4,078
	Inter-American Development Bank	3.875%	9/17/19	100	114
	Inter-American Development Bank	3.875%	2/14/20	500	565
	Inter-American Development Bank	7.000%	6/15/25	250	346
	International Bank for Reconstruction &
	Development	1.750%	7/15/13	1,100	1,118
	International Bank for Reconstruction &
	Development	3.500%	10/8/13	450	470
	International Bank for Reconstruction &
	Development	0.500%	11/26/13	375	376
	International Bank for Reconstruction &
	Development	1.125%	8/25/14	1,725	1,751
	International Bank for Reconstruction &
	Development	2.375%	5/26/15	5,230	5,492
	International Bank for Reconstruction &
	Development	2.125%	3/15/16	2,600	2,712
	International Bank for Reconstruction &
	Development	5.000%	4/1/16	200	229
	International Bank for Reconstruction &
	Development	1.000%	9/15/16	405	404
	International Bank for Reconstruction &
	Development	0.875%	4/17/17	3,500	3,451
	International Finance Corp.	3.500%	5/15/13	375	387
	International Finance Corp.	3.000%	4/22/14	875	920
	International Finance Corp.	2.750%	4/20/15	900	952
	International Finance Corp.	2.250%	4/11/16	525	549
	International Finance Corp.	1.125%	11/23/16	2,150	2,154
	International Finance Corp.	2.125%	11/17/17	700	722
9	Japan Bank for International Cooperation	4.250%	6/18/13	75	78
9	Japan Bank for International Cooperation	2.875%	2/2/15	625	659
9	Japan Bank for International Cooperation	1.875%	9/24/15	1,435	1,469
9	Japan Bank for International Cooperation	2.500%	1/21/16	700	732
9	Japan Bank for International Cooperation	2.500%	5/18/16	600	625
9	Japan Bank for International Cooperation	2.250%	7/13/16	575	596
9	Japan Finance Organization for Municipalities	4.625%	4/21/15	500	552
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	500	577
10 KFW		3.500%	5/16/13	1,200	1,240
10 KFW		1.375%	7/15/13	225	228
10 KFW		4.000%	10/15/13	1,325	1,393
10 KFW		1.375%	1/13/14	1,850	1,872
10 KFW		1.500%	4/4/14	225	229
10 KFW		4.125%	10/15/14	25	27
10 KFW		2.750%	10/21/14	7,385	7,777
10 KFW		1.000%	1/12/15	1,800	1,809
10 KFW		2.625%	3/3/15	1,275	1,338
10 KFW		1.250%	10/26/15	550	554
10 KFW		5.125%	3/14/16	775	890
10 KFW		2.000%	6/1/16	1,250	1,293

10 KFW	1.250%	10/5/16	2,545	2,540
10 KFW	1.250%	2/15/17	3,425	3,404
10 KFW	4.375%	3/15/18	3,450	3,939
10 KFW	4.500%	7/16/18	350	404
10 KFW	4.875%	6/17/19	4,775	5,597
10 KFW	4.000%	1/27/20	150	168
10 KFW	2.750%	9/8/20	4,500	4,595
10 KFW	2.375%	8/25/21	410	402
10 KFW	0.000%	4/18/36	500	199
Korea Development Bank	8.000%	1/23/14	800	880
Korea Development Bank	4.375%	8/10/15	700	736
Korea Development Bank	3.250%	3/9/16	970	981
Korea Development Bank	4.000%	9/9/16	750	780
Korea Electric Power Corp.	7.750%	4/1/13	750	787
Korea Finance Corp.	4.625%	11/16/21	1,375	1,413
[10] Landwirtschaftliche Rentenbank	4.125%	7/15/13	1,105	1,149
[10] Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	348
[10] Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,165
[10] Landwirtschaftliche Rentenbank	2.500%	2/15/16	1,355	1,419
[10] Landwirtschaftliche Rentenbank	2.125%	7/15/16	975	1,005
[10] Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	594
United Mexican States	3.625%	3/15/22	750	766
Nordic Investment Bank	2.625%	10/6/14	475	496
Nordic Investment Bank	2.500%	7/15/15	810	852
Nordic Investment Bank	2.250%	3/15/16	450	468
North American Development Bank	4.375%	2/11/20	125	137
[11] Oesterreichische Kontrollbank AG	1.375%	1/21/14	1,150	1,161
[11] Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,000	1,008
[11] Oesterreichische Kontrollbank AG	2.000%	6/3/16	625	633
[11] Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	344
Pemex Project Funding Master Trust	6.625%	6/15/35	1,000	1,125
Pemex Project Funding Master Trust	6.625%	6/15/38	375	426
Petrobras International Finance Co. - Pifco	7.750%	9/15/14	300	339
Petrobras International Finance Co. - Pifco	2.875%	2/6/15	425	436
Petrobras International Finance Co. - Pifco	3.875%	1/27/16	2,175	2,282
Petrobras International Finance Co. - Pifco	6.125%	10/6/16	1,225	1,392
Petrobras International Finance Co. - Pifco	3.500%	2/6/17	100	102
Petrobras International Finance Co. - Pifco	5.875%	3/1/18	600	676
Petrobras International Finance Co. - Pifco	7.875%	3/15/19	1,050	1,302
Petrobras International Finance Co. - Pifco	5.750%	1/20/20	1,665	1,845
Petrobras International Finance Co. - Pifco	5.375%	1/27/21	200	215
Petrobras International Finance Co. - Pifco	6.875%	1/20/40	1,525	1,790
Petrobras International Finance Co. - Pifco	6.750%	1/27/41	750	878
Petroleos Mexicanos	4.875%	3/15/15	1,025	1,112
Petroleos Mexicanos	8.000%	5/3/19	700	884
Petroleos Mexicanos	6.000%	3/5/20	425	485
Petroleos Mexicanos	5.500%	1/21/21	2,730	3,021
7	Petroleos Mexicanos	4.875%	1/24/22	950	995
Petroleos Mexicanos	6.500%	6/2/41	275	308
7	Petroleos Mexicanos	6.500%	6/2/41	25	28
Province of British Columbia	2.850%	6/15/15	750	798
Province of British Columbia	2.100%	5/18/16	2,020	2,117
Province of Manitoba	1.375%	4/28/14	400	407
Province of Manitoba	4.900%	12/6/16	1,235	1,419
Province of New Brunswick	2.750%	6/15/18	725	761
Province of Nova Scotia	2.375%	7/21/15	560	584
Province of Nova Scotia	5.125%	1/26/17	500	581

Province of Ontario	1.375%	1/27/14	1,450	1,472
Province of Ontario	4.100%	6/16/14	1,625	1,747
Province of Ontario	2.950%	2/5/15	250	264
Province of Ontario	2.700%	6/16/15	875	923
Province of Ontario	4.750%	1/19/16	75	85
Province of Ontario	2.300%	5/10/16	1,460	1,519
Province of Ontario	1.600%	9/21/16	5,850	5,931
Province of Ontario	3.150%	12/15/17	100	107
Province of Ontario	3.000%	7/16/18	400	425
Province of Ontario	4.000%	10/7/19	850	942
Province of Ontario	4.400%	4/14/20	475	542
Quebec	4.875%	5/5/14	250	272
Quebec	4.600%	5/26/15	350	390
Quebec	5.125%	11/14/16	525	611
Quebec	4.625%	5/14/18	450	522
Quebec	3.500%	7/29/20	1,530	1,636
Quebec	2.750%	8/25/21	875	878
Quebec	7.125%	2/9/24	400	543
Quebec	7.500%	9/15/29	475	693
Region of Lombardy Italy	5.804%	10/25/32	500	364
Republic of Canada	2.375%	9/10/14	615	644
Republic of Canada	0.875%	2/14/17	1,050	1,041
Republic of Chile	3.875%	8/5/20	300	321
Republic of China	4.750%	10/29/13	200	211
Republic of Columbia	8.250%	12/22/14	200	235
Republic of Columbia	7.375%	1/27/17	700	864
Republic of Columbia	7.375%	3/18/19	825	1,056
Republic of Columbia	4.375%	7/12/21	2,130	2,316
Republic of Columbia	8.125%	5/21/24	400	565
Republic of Columbia	7.375%	9/18/37	200	279
Republic of Columbia	6.125%	1/18/41	1,775	2,146
Republic of Italy	4.375%	6/15/13	525	541
Republic of Italy	4.500%	1/21/15	800	827
Republic of Italy	3.125%	1/26/15	1,160	1,154
Republic of Italy	4.750%	1/25/16	1,225	1,256
Republic of Italy	5.250%	9/20/16	3,445	3,557
Republic of Italy	5.375%	6/12/17	950	980
Republic of Italy	6.875%	9/27/23	125	130
Republic of Italy	5.375%	6/15/33	1,400	1,347
Republic of Korea	4.250%	6/1/13	625	645
Republic of Korea	5.750%	4/16/14	875	945
Republic of Korea	4.875%	9/22/14	615	661
Republic of Korea	7.125%	4/16/19	425	526
Republic of Panama	5.200%	1/30/20	2,045	2,333
Republic of Panama	7.125%	1/29/26	900	1,197
4 Republic of Panama	6.700%	1/26/36	584	755
Republic of Peru	7.125%	3/30/19	500	636
Republic of Peru	7.350%	7/21/25	900	1,228
Republic of Peru	8.750%	11/21/33	1,225	1,880
Republic of Peru	5.625%	11/18/50	1,475	1,651
Republic of Poland	3.875%	7/16/15	775	813
Republic of Poland	5.000%	10/19/15	375	409
Republic of Poland	6.375%	7/15/19	2,765	3,214
Republic of Poland	5.125%	4/21/21	900	958
Republic of Poland	5.000%	3/23/22	240	254
Republic of South Africa	6.875%	5/27/19	875	1,054
Republic of South Africa	5.500%	3/9/20	1,985	2,221

Republic of South Africa	4.665%	1/17/24	100	103
Republic of South Africa	6.250%	3/8/41	700	812
State of Israel	4.625%	6/15/13	200	207
State of Israel	5.500%	11/9/16	1,320	1,493
State of Israel	5.125%	3/26/19	300	331
State of Israel	4.000%	6/30/22	300	298
Statoil ASA	3.875%	4/15/14	300	319
Statoil ASA	2.900%	10/15/14	75	79
Statoil ASA	3.125%	8/17/17	1,085	1,162
Statoil ASA	5.250%	4/15/19	1,060	1,242
Statoil ASA	3.150%	1/23/22	125	126
Statoil ASA	7.150%	1/15/29	250	331
Statoil ASA	5.100%	8/17/40	300	335
Statoil ASA	4.250%	11/23/41	125	125
Svensk Exportkredit AB	3.250%	9/16/14	1,025	1,074
Svensk Exportkredit AB	2.125%	7/13/16	1,065	1,080
United Mexican States	5.875%	2/17/14	1,325	1,436
United Mexican States	6.625%	3/3/15	493	563
United Mexican States	11.375%	9/15/16	100	142
United Mexican States	5.625%	1/15/17	4,305	4,966
United Mexican States	5.950%	3/19/19	1,725	2,065
United Mexican States	5.125%	1/15/20	1,285	1,475
United Mexican States	6.750%	9/27/34	1,757	2,258
United Mexican States	6.050%	1/11/40	1,715	2,058
United Mexican States	5.750%	10/12/2110	1,750	1,771
Total Sovereign Bonds (Cost $289,546)				304,067
Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	100	133
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	50	55
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	175	183
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	560	616
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	75	96
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	175	243
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	100	122
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	175	229
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	325	418
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	167
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	710	933
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.262%	7/1/39	100	119
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	6.276%	8/15/41	75	85

Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.134%	8/15/42	150	175
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	4.794%	8/15/46	385	429
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	400	425
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	100	111
California GO	5.250%	4/1/14	150	162
California GO	5.750%	3/1/17	150	173
California GO	6.200%	10/1/19	1,600	1,871
California GO	5.700%	11/1/21	250	283
California GO	7.500%	4/1/34	2,270	2,876
California GO	5.650%	4/1/39	200	210
California GO	7.550%	4/1/39	205	263
California GO	7.300%	10/1/39	150	188
California GO	7.350%	11/1/39	825	1,039
California GO	7.625%	3/1/40	450	583
California GO	7.600%	11/1/40	350	453
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	121
Chicago IL Board of Education GO	6.319%	11/1/29	50	57
Chicago IL Board of Education GO	6.138%	12/1/39	100	111
Chicago IL GO	7.781%	1/1/35	100	127
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	150	180
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	50	55
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	75	92
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	226
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	735	883
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	75	91
Chicago IL Water Revenue	6.742%	11/1/40	75	94
Clark County NV Airport Revenue	6.881%	7/1/42	75	85
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	325	395
Connecticut GO	5.090%	10/1/30	75	83
Connecticut GO	5.850%	3/15/32	610	740
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	150	167
Cook County IL GO	6.229%	11/15/34	100	114
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	62
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	122
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	55
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	257
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	85
Dallas TX Independent School District GO	6.450%	2/15/35	150	181
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	75	91

Denver CO Public Schools Revenue (City &
County of Denver School District No. 1)
COP	7.017%	12/15/37	100	122
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	60
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	90
George Washington University District of
Columbia GO	3.485%	9/15/22	500	507
Georgia GO	4.503%	11/1/25	325	370
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	810	909
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	300	335
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	150	156
Harvard University Massachusetts GO	4.875%	10/15/40	200	227
Howard Hughes Medical Institute Maryland
GO	3.450%	9/1/14	200	213
Illinois GO	4.071%	1/1/14	1,120	1,161
Illinois GO	4.511%	3/1/15	375	394
Illinois GO	5.365%	3/1/17	375	407
Illinois GO	4.950%	6/1/23	1,450	1,472
Illinois GO	5.100%	6/1/33	2,520	2,386
Illinois GO	6.630%	2/1/35	100	109
Illinois GO	6.725%	4/1/35	275	304
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	87
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	475	590
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	50	52
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	75	98
Los Angeles CA Community College District
GO	6.600%	8/1/42	250	323
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	100	118
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	325	392
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	100	112
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	410	543
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	663
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,218
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	128
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	125	148
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	200	250
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	63
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University)	5.250%	7/1/19	375	442
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	100	124
Massachusetts GO	4.200%	12/1/21	225	251

Massachusetts GO	5.456%	12/1/39	535	642
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	125	155
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	63
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	435	499
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	100	118
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	125	143
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	75	83
Metropolitan Water District of Southern
California Water Revenue	6.947%	7/1/40	75	89
Mississippi GO	5.245%	11/1/34	50	57
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	100	118
New Hampshire Health & Educational
Facilities Authority Revenue (Dartmouth
College)	4.750%	6/1/19	25	29
[12] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	835	1,044
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.700%	3/1/39	300	382
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	910	1,027
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	150	168
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	350	451
New Jersey Turnpike Authority Revenue	4.252%	1/1/16	15	16
[13] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	270	284
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	535
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	300	412
New York City NY GO	6.246%	6/1/35	100	109
New York City NY GO	5.968%	3/1/36	560	686
New York City NY GO	5.985%	12/1/36	75	91
New York City NY GO	5.517%	10/1/37	50	58
New York City NY GO	6.271%	12/1/37	600	747
New York City NY GO	5.846%	6/1/40	100	122
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	100	124
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	500	544
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	100	129
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	75	97
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	118
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	710	897
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	250	322
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	100	118

New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	150	175
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	625	736
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	525	733
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	60
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	115
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	585	718
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	530	613
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	95	111
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	100	113
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	300	352
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	75	90
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	200	258
Ohio State University General Receipts
Revenue	4.910%	6/1/40	175	195
Ohio State University General Receipts
Revenue	4.800%	6/1/2111	165	167
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	108
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	75	99
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	75	91
Oregon GO	5.762%	6/1/23	250	305
Oregon GO	5.892%	6/1/27	375	454
[13] Oregon School Boards Association GO	4.759%	6/30/28	300	326
[14] Oregon School Boards Association GO	5.528%	6/30/28	125	138
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	200	196
Pennsylvania GO	4.650%	2/15/26	125	140
Pennsylvania GO	5.350%	5/1/30	400	439
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	100	112
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	75	83
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	83
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	125	152
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	450	525
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	535	570
Puerto Rico Government Development Bank
GO	3.670%	5/1/14	200	204
Puerto Rico Government Development Bank
GO	4.704%	5/1/16	200	207

Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	150	187
Rutgers State University NJ Revenue	5.665%	5/1/40	75	88
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	75	84
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	225	284
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	100	121
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	375	384
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	100	127
San Francisco CA City & County Public Utility
Commission Water Revenue	6.000%	11/1/40	75	89
San Francisco CA City & County Public Utility
Commission Water Revenue	6.950%	11/1/50	500	673
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	645	759
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	500	545
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	75	100
Texas GO	5.517%	4/1/39	410	507
Texas Transportation Commission Revenue	5.028%	4/1/26	100	120
Texas Transportation Commission Revenue	5.178%	4/1/30	275	321
Texas Transportation Commission Revenue	4.631%	4/1/33	300	331
Texas Transportation Commission Revenue	4.681%	4/1/40	100	110
Tufts University Massachusetts GO	5.017%	4/15/2112	550	556
University of California Regents Medical
Center Revenue	6.548%	5/15/48	150	184
University of California Regents Medical
Center Revenue	6.583%	5/15/49	125	154
University of California Revenue	0.887%	7/1/13	75	75
University of California Revenue	6.270%	5/15/31	1,000	1,122
University of California Revenue	5.770%	5/15/43	410	482
University of California Revenue	5.946%	5/15/45	275	321
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	88
University of Pennsylvania	4.674%	9/1/2112	625	615
University of Southern California Revenue	5.250%	10/1/2111	200	226
Utah GO	4.554%	7/1/24	125	144
Utah GO	3.539%	7/1/25	50	53
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	500	586
Washington GO	5.481%	8/1/39	50	60
Washington GO	5.140%	8/1/40	480	556
[14] Wisconsin GO	4.800%	5/1/13	275	288
[14] Wisconsin GO	5.700%	5/1/26	325	368
Total Taxable Municipal Bonds (Cost $54,845)				61,791

				Shares
Temporary Cash Investments (2.6%)[1]
Money Market Fund (2.5%)
[15,16] Vanguard Market Liquidity Fund		0.123%		404,644,717	404,645

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
3	Fannie Mae Discount Notes	0.030%	4/2/12	100	100
[3,17] Fannie Mae Discount Notes		0.040%	4/16/12	500	500
3	Freddie Mac Discount Notes	0.080%	4/30/12	5,000	4,999
17	United States Treasury Note/Bond	4.500%	4/30/12	7,200	7,224
					12,823
Total Temporary Cash Investments (Cost $417,469)					417,468
Total Investments (101.9%) (Cost $12,943,397)					16,440,202
Other Assets and Liabilities-Net (-1.9%)[16]					(313,268)
Net Assets (100%)					16,126,934

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,669,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.4% and 2.2%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2012.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate value of these securities was $18,099,000, representing 0.1% of net assets.
8 Non-income-producing security--security in default.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
16 Includes $7,070,000 of collateral received for securities on loan.
17 Securities with a value of $5,516,000 have been segregated as initial margin for open futures contracts.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Balanced Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2012	133	46,656	1,013
E-mini Russell 2000 Index	June 2012	55	4,552	3
E-mini S&P MidCap 400 Index	June 2012	45	4,465	22
E-mini S&P 500 Index	June 2012	25	1,754	(10)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

Balanced Index Fund

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,681,565	—	35
U.S. Government and Agency Obligations	—	4,490,869	—
Asset-Backed/Commercial Mortgage-Backed
Securities	—	164,473	—
Corporate Bonds	—	1,319,934	—
Sovereign Bonds	—	304,067	—
Taxable Municipal Bonds	—	61,791	—
Temporary Cash Investments	404,645	12,823	—
Futures Contracts—Assets[1]	173	—	—
Futures Contracts—Liabilities[1]	(21)	—	—
Total	10,086,362	6,353,957	35
1 Represents variation margin on the last day of the reporting period.

Balanced Index Fund

F. At March 31, 2012, the cost of investment securities for tax purposes was $12,943,397,000. Net unrealized appreciation of investment securities for tax purposes was $3,496,805,000, consisting of unrealized gains of $4,023,091,000 on securities that had risen in value since their purchase and $526,286,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Growth Focus Fund

Consolidated Schedule of Investments
As of March 31, 2012

			Market
			Value
		Shares	($000)
Investment Companies (90.1%)
U.S. Stock Funds (55.7%)
	Vanguard Total Stock Market Index Fund Investor Shares	865,173	30,446
	Vanguard REIT Index Fund Investor Shares	319,949	6,767
			37,213
International Stock Fund (19.4%)
	Vanguard Total International Stock Index Fund Investor Shares	887,927	12,982

Bond Fund (5.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	311,488	3,367

Market Neutral Fund (10.0%)
*	Vanguard Market Neutral Fund Investor Shares	639,286	6,661

Total Investment Companies (Cost $57,317)			60,223
Temporary Cash Investment (9.9%)[2]
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 0.123%	37,378	37

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (9.9%)
3	United States Treasury Bill, 0.047%, 4/19/12	600	600
3	United States Treasury Bill, 0.065%, 4/26/12	1,500	1,500
3	United States Treasury Bill, 0.048%, 5/3/12	950	950
[3,4] Federal Home Loan Bank Discount Notes, 0.084%, 5/9/12		950	950
3	United States Treasury Bill, 0.052%, 5/17/12	1,500	1,500
[3,5] Fannie Mae Discount Note, 0.083%, 5/21/12		1,100	1,100
			6,600
Total Temporary Cash Investments (Cost $6,637)			6,637
Total Investments (100.0%) (Cost $63,954)			66,860
Other Assets and Liabilities-Net (0.0%)			2
Net Assets (100%)			66,862

* Non-income-producing security. Fund did not pay a dividend in the twelve months ending March 31, 2012.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio III, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 9.9% and 0.0%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio III, which is a wholly owned subsidiary of the Managed Payout Growth Focus Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury no backed by the full faith and credit of the U.S. government.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.

Managed Payout Growth Focus Fund

A. Basis for Consolidation: Vanguard MPF Portfolio III (“the portfolio”), a sub-fund of Vanguard Investments Select Series I PLC, commenced operations on March 28, 2012. The portfolio is organized as a wholly owned subsidiary of the fund in order to effect certain investments on behalf of the fund, consistent with the investment objectives and policies in the fund’s prospectus and statement of additional information. The portfolio will achieve its investment objective through exposure to commodity-linked investments. The commodity-linked investments and other investments held by the portfolio are generally similar to those that are permitted to be held by the fund and are subject to the same risks that apply to similar investments if held directly by the fund. The Consolidated Schedule of Investments includes all assets and liabilities of the fund and the portfolio. As of March 31, 2012, the fund held $6,578,000 in the portfolio, representing 9.8% of the fund’s net assets.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

C. Swap Contracts: The fund gains exposure to commodities through the portfolio's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the portfolio receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the portfolio invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the portfolio and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Consolidated Schedule of Investments.

At March 31, 2012, the portfolio had the following open total return swap contracts:

Managed Payout Growth Focus Fund

					Unrealized
			Notional	Floating Interest	Appreciation
	Termination		Amount	Rate Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Credit Suisse Custom 34
Total Return Index	4/30/12	CS	6,600	(0.42%)	(22)
1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's consolidated investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	60,223	—	—
Temporary Cash Investments	37	6,600	—
Swap Contracts—Liabilities	—	(22)	—
Total	60,260	6,578	—

E. At March 31, 2012, the cost of investment securities for tax purposes was $63,954,000. Net unrealized appreciation of investment securities for tax purposes was $2,906,000, consisting of unrealized gains of $3,736,000 on securities that had risen in value since their purchase and $830,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Growth and Distribution Fund

Consolidated Schedule of Investments
As of March 31, 2012

			Market
			Value
		Shares	($000)
Investment Companies (90.0%)
U.S. Stock Funds (45.2%)
	Vanguard Total Stock Market Index Fund Investor Shares	3,253,014	114,473
	Vanguard REIT Index Fund Investor Shares	1,581,483	33,448
			147,921
International Stock Fund (15.0%)
	Vanguard Total International Stock Index Fund Investor Shares	3,359,341	49,114

Bond Fund (15.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	4,524,642	48,911

Market Neutral Fund (14.8%)
*	Vanguard Market Neutral Fund Investor Shares	4,647,872	48,431

Total Investment Companies (Cost $273,263)			294,377
Temporary Cash Investment (10.0%)[2]

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (10.0%)
3	United States Treasury Bill, 0.047%, 4/19/12	3,302	3,302
3	United States Treasury Bill, 0.065%, 4/26/12	7,500	7,500
3	United States Treasury Bill, 0.048%, 5/3/12	4,500	4,500
[3,4] Federal Home Loan Bank Discount Notes, 0.084%, 5/9/12		4,700	4,700
3	United States Treasury Bill, 0.052%, 5/17/12	6,500	6,500
[3,5] Fannie Mae Discount Note, 0.083%, 5/21/12		6,000	6,000
Total Temporary Cash Investments (Cost $32,502)			32,502
Total Investments (100.0%) (Cost $305,765)			326,879
Other Assets and Liabilities-Net (0.0%)			26
Net Assets (100%)			326,905

* Non-income-producing security. Fund did not pay a dividend in the twelve months ending March 31, 2012.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio II, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 9.9% and 0.0%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio II, which is a wholly owned subsidiary of the Managed Payout Growth and Distribution Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury no backed by the full faith and credit of the U.S. government.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.

Managed Payout Growth and Distribution Fund

A. Basis for Consolidation: Vanguard MPF Portfolio II (“the portfolio”), a sub-fund of Vanguard Investments Select Series I PLC, commenced operations on March 28, 2012. The portfolio is organized as a wholly owned subsidiary of the fund in order to effect certain investments on behalf of the fund, consistent with the investment objectives and policies in the fund’s prospectus and statement of additional information. The portfolio will achieve its investment objective through exposure to commodity-linked investments. The commodity-linked investments and other investments held by the portfolio are generally similar to those that are permitted to be held by the fund and are subject to the same risks that apply to similar investments if held directly by the fund. The Consolidated Schedule of Investments includes all assets and liabilities of the fund and the portfolio. As of March 31, 2012, the fund held $32,393,000 in the portfolio, representing 9.9% of the fund’s net assets.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

C. Swap Contracts: The fund gains exposure to commodities through the portfolio's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the portfolio receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the portfolio invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the portfolio and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Consolidated Schedule of Investments.

At March 31, 2012, the portfolio had the following open total return swap contracts:

					Unrealized
			Notional	Floating Interest	Appreciation
	Termination		Amount	Rate Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Credit Suisse Custom 34
Total Return Index	4/30/12	CS	32,500	(0.42%)	(109)
1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

Managed Payout Growth and Distribution Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's consolidated investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	294,377	—	—
Temporary Cash Investments	—	32,502	—
Swap Contracts—Liabilities	—	(109)	—
Total	294,377	32,393	—

E. At March 31, 2012, the cost of investment securities for tax purposes was $305,765,000. Net unrealized appreciation of investment securities for tax purposes was $21,114,000, consisting of unrealized gains of $22,815,000 on securities that had risen in value since their purchase and $1,701,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Distribution Focus Fund

Consolidated Schedule of Investments
As of March 31, 2012

			Market
			Value
		Shares	($000)
Investment Companies (90.0%)
U.S. Stock Funds (38.2%)
	Vanguard Total Stock Market Index Fund Investor Shares	4,143,569	145,812
	Vanguard REIT Index Fund Investor Shares	2,515,542	53,204
			199,016
International Stock Fund (12.0%)
	Vanguard Total International Stock Index Fund Investor Shares	4,289,128	62,707

Bond Fund (20.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	9,654,017	104,360

Market Neutral Fund (19.8%)
*	Vanguard Market Neutral Fund Investor Shares	9,889,242	103,046

Total Investment Companies (Cost $434,993)			469,129
Temporary Cash Investment (10.0%)[2]

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (10.0%)
3	United States Treasury Bill, 0.047%, 4/19/12	5,903	5,903
3	United States Treasury Bill, 0.065%, 4/26/12	12,000	12,000
3	United States Treasury Bill, 0.048%, 5/3/12	7,550	7,550
[3,4] Federal Home Loan Bank Discount Notes, 0.084%, 5/9/12		7,550	7,550
3	United States Treasury Bill, 0.052%, 5/17/12	10,000	10,000
[3,5] Fannie Mae Discount Note, 0.083%, 5/21/12		9,000	9,000
Total Temporary Cash Investments (Cost $52,003)			52,003
Total Investments (100.0%) (Cost $486,996)			521,132
Other Assets and Liabilities-Net (0.0%)			172
Net Assets (100%)			521,304

* Non-income-producing security. Fund did not pay a dividend in the twelve months ending March 31, 2012.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
2 The fund invests a portion of its assets in commodities through its investment in Vanguard MPF Portfolio I, a wholly owned subsidiary of the fund. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 10.0% and 0.0%, respectively, of net assets.
3 Security is owned by the Vanguard MPF Portfolio I, which is a wholly owned subsidiary of the Managed Payout Distribution Focus Fund.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury no backed by the full faith and credit of the U.S. government.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.

A. Basis for Consolidation: Vanguard MPF Portfolio I (“the portfolio”), a sub-fund of Vanguard Investments Select Series I PLC, commenced operations on March 28, 2012. The portfolio is organized as a wholly owned subsidiary of the fund in order to effect certain investments on behalf of

Managed Payout Distribution Focus Fund

the fund, consistent with the investment objectives and policies in the fund’s prospectus and statement of additional information. The portfolio will achieve its investment objective through exposure to commodity-linked investments. The commodity-linked investments and other investments held by the portfolio are generally similar to those that are permitted to be held by the fund and are subject to the same risks that apply to similar investments if held directly by the fund. The Consolidated Schedule of Investments includes all assets and liabilities of the fund and the portfolio. As of March 31, 2012, the fund held $51,829,000 in the portfolio, representing 9.9% of the fund’s net assets.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

C. Swap Contracts: The fund gains exposure to commodities through the portfolio's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the portfolio receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the portfolio invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the portfolio and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Consolidated Schedule of Investments.

At March 31, 2012, the portfolio had the following open total return swap contracts:

					Unrealized
			Notional	Floating Interest	Appreciation
	Termination		Amount	Rate Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Credit Suisse Custom 34
Total Return Index	4/30/12	CS	52,000	(0.42%)	(174)
1 CS—Credit Suisse International.
2 Based on three-month U.S. Treasury bill rate plus fixed fee of 0.33%.

Managed Payout Distribution Focus Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's consolidated investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	469,129	—	—
Temporary Cash Investments	—	52,003	—
Swap Contracts—Liabilities	—	(174)	—
Total	469,129	51,829	—

E. At March 31, 2012, the cost of investment securities for tax purposes was $486,996,000. Net unrealized appreciation of investment securities for tax purposes was $34,136,000, consisting of unrealized gains of $35,656,000 on securities that had risen in value since their purchase and $1,520,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 22, 2012

VANGUARD VALLEY FORGE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 22, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.